--------------------------------------------------------------------------------
                           BRINSON RELATIONSHIP FUNDS

                         BRINSON GLOBAL SECURITIES FUND
                            BRINSON U.S. EQUITY FUND
                 BRINSON U.S. LARGE CAPITALIZATION EQUITY FUND
              BRINSON U.S. LARGE CAPITALIZATION VALUE EQUITY FUND
                           BRINSON POST-VENTURE FUND
                      BRINSON GLOBAL (Ex-U.S.) EQUITY FUND
                      BRINSON EMERGING MARKETS EQUITY FUND
               BRINSON U.S. SHORT/INTERMEDIATE FIXED INCOME FUND
                    BRINSON U.S. CASH MANAGEMENT PRIME FUND
                            BRINSON SHORT-TERM FUND
                            BRINSON HIGH YIELD FUND
                       BRINSON EMERGING MARKETS DEBT FUND

                                 ANNUAL REPORT
                               DECEMBER 31, 1999

                     GLOBAL INSTITUTIONAL ASSET MANAGEMENT
--------------------------------------------------------------------------------

                               TABLE OF CONTENTS

                                                                            Page
Brinson Global Securities Fund............................................    1
   Schedule of Investments................................................    5
   Statement of Assets and Liabilities....................................   22
   Statement of Operations................................................   23
   Statement of Cash Flows................................................   24
   Statements of Changes in Net Assets....................................   25
   Financial Highlights...................................................   26
Brinson U.S. Equity Fund..................................................   27
   Schedule of Investments................................................   30
   Statement of Assets and Liabilities....................................   33
   Statement of Operations................................................   34
   Statements of Changes in Net Assets....................................   35
   Financial Highlights...................................................   36
Brinson U.S. Large Capitalization Equity Fund.............................   37
   Schedule of Investments................................................   40
   Statement of Assets and Liabilities....................................   42
   Statement of Operations................................................   43
   Statement of Changes in Net Assets.....................................   44
   Financial Highlights...................................................   45
Brinson U.S. Large Capitalization Value Equity Fund.......................   46
   Schedule of Investments................................................   49
   Statement of Assets and Liabilities....................................   51
   Statement of Operations................................................   52
   Statements of Changes in Net Assets....................................   53
   Financial Highlights...................................................   54
Brinson Post-Venture Fund.................................................   55
   Schedule of Investments................................................   58
   Statement of Assets and Liabilities....................................   62
   Statement of Operations................................................   63
   Statements of Changes in Net Assets....................................   64
   Financial Highlights...................................................   65
Brinson Global (Ex-U.S.) Equity Fund......................................   66
   Schedule of Investments................................................   69
   Statement of Assets and Liabilities....................................   76
   Statement of Operations................................................   77
   Statements of Changes in Net Assets....................................   78
   Financial Highlights...................................................   79

                                                                            Page
Brinson Emerging Markets Equity Fund......................................   80
   Schedule of Investments................................................   84
   Statement of Assets and Liabilities....................................   97
   Statement of Operations................................................   98
   Statements of Changes in Net Assets....................................   99
   Financial Highlights...................................................  100
Brinson U.S. Short/Intermediate Fixed Income Fund.........................  101
   Schedule of Investments................................................  104
   Statement of Assets and Liabilities....................................  105
   Statement of Operations................................................  106
   Statements of Changes in Net Assets....................................  107
   Financial Highlights...................................................  108
Brinson U.S. Cash Management Prime Fund...................................  109
   Schedule of Investments................................................  110
   Statement of Assets and Liabilities....................................  111
   Statement of Operations................................................  112
   Statements of Changes in Net Assets....................................  113
   Financial Highlights...................................................  114
Brinson Short-Term Fund...................................................  115
   Schedule of Investments................................................  117
   Statement of Assets and Liabilities....................................  118
   Statement of Operations................................................  119
   Statements of Changes in Net Assets....................................  120
   Financial Highlights...................................................  121
Brinson High Yield Fund...................................................  122
   Schedule of Investments................................................  125
   Statement of Assets and Liabilities....................................  130
   Statement of Operations................................................  131
   Statements of Changes in Net Assets....................................  132
   Financial Highlights...................................................  133
Brinson Emerging Markets Debt Fund........................................  134
   Schedule of Investments................................................  137
   Statement of Assets and Liabilities....................................  141
   Statement of Operations................................................  142
   Statements of Changes in Net Assets....................................  143
   Financial Highlights...................................................  144
Brinson Relationship Funds--Notes to Financial Statements.................  145
Report of Independent Auditors............................................  152

 GLOBAL SECURITIES FUND
--------------------------------------------------------------------------------

Since its inception on April 30, 1995, the Brinson Global Securities Fund has provided an annualized return of 11.78% versus the 16.08% return of its index, the GSMI Relationship Fund Index (Unhedged). The annualized volatility of the Fund over this period was 7.56%, more than 20% less than the 9.63% volatility of the benchmark. The Fund's 1999 return of 1.99% fell substantially short of the benchmark return of 16.85%. While these results are disappointing, we remain committed to our long-term value-oriented investment philosophy.

Security selection in U.S. equity and Japanese equity markets contributed negatively to the added value while issue selection in U.S. bonds made a positive contribution. The large underweight in developed equity markets and the corresponding overweight in nominal and real bond markets detracted significantly from the portfolio's added value as equity markets enjoyed another stellar year.

It was a difficult year for developed bond markets with the notable exception of the Japanese market. Yields rose and most returns were negative when the currency effects were removed. The slightly long duration positions maintained in most developed bond markets hurt the Fund's relative performance as did the significant underweight and short duration strategy in Japanese bonds and the allocation to U.S. Treasury Inflation Protected Securities (TIPS). The overweighting in emerging debt, as well as the active management within this category, made a positive contribution. Emerging and developed equity markets performed very strongly as inflation remained in check while industry consolidation and restructuring reached record levels. Technology and telecommunications shares provided exceptional returns, pushing their valuations significantly higher from already lofty levels.

The yen strengthened during the year, which detracted from the Global Securities Fund's performance, as did the euro's weakness. On the positive side, the relative strength of the Australian dollar, and our decision to overweight that currency, added value to the portfolio.

Going into 2000, the Global Securities Fund remains significantly underweight in the developed equity markets with an offsetting overweight in bond markets. The gains in developed equity markets have led to a very high level of overpricing, making bond markets increasingly attractive on a relative basis. The Fund is also maintaining a large underweight in the yen as this currency has again become significantly overvalued in the world markets--particularly compared with continental European currencies. Along with the yen underweight, the strategy includes sterling and U.S. dollar underweights counterbalanced by overweights in the euro, Australian dollar and the Swedish krona.

 BRINSON GLOBAL SECURITIES FUND
--------------------------------------------------------------------------------

Total Return

                                                                  Annualized
                                       6 Months  1 Year  3 Years   4/30/95*
                                        Ended    Ended    Ended       to
                                       12/31/99 12/31/99 12/31/99  12/31/99
----------------------------------------------------------------------------
Brinson Global Securities Fund          -0.72%    1.99%    7.68%    11.78%
----------------------------------------------------------------------------
GSMI Relationship Fund Index**          10.41    16.85    15.86     16.08
----------------------------------------------------------------------------
MSCI World Equity (Free) Index          15.25    25.12    21.81     19.56
----------------------------------------------------------------------------
Salomon Smith Barney World Govt. Bond
 Index                                   3.13    -4.26     3.43      4.13
----------------------------------------------------------------------------

*  Performance inception date of the Brinson Global Securities Fund.
** An unmanaged index compiled by the Advisor, constructed as follows: 40%
   Wilshire 5000 Index; 22% MSCI World ex U.S.A. (Free) Index; 21% Salomon Smith Barney BIG Bond Index; 9% Salomon Non-U.S. Government Bond Index (unhedged); 2% JP Morgan EMBI+; 3% MSCI Emerging Markets Free Index; and 3% Merrill Lynch High Yield Master Index.
All returns over 1 year are average annualized returns.

Illustration of an Assumed Investment of $100,000

This chart shows the growth in the value of an investment in the Brinson Global Securities Fund, GSMI Relationship Fund Index, MSCI World Equity (Free) Index, and Salomon Smith Barney World Government Bond Index if you had invested $100,000 on April 30, 1995. Past performance is no guarantee of future results. Share price and return will vary with market conditions; investors may realize a gain or loss upon redemption.

Brinson Global Securities Fund
vs. GSMI Relationship Fund Index, MSCI World Equity (Free) Index, and Salomon Smith Barney World Government Bond Index

                   [CHART OF BRINSON GLOBAL SECURITIES FUNDS]

                                     [GRAPH]
                                  GSMI        MSCI World      Salomon Smith
            Brinson Global    Relationship      Equity         Barney World
           Securities Fund     Fund Index    (Free) Index  Government Bond Index

 4/30/95       100,000           100,000        100,000         100,000
 5/31/95       103,327           102,509        100,902         102,820
 6/30/95       104,439           104,072        100,869         103,427
 7/31/95       106,942           107,314        105,919         103,675
 8/31/95       108,458           106,938        103,555         100,108
 9/30/95       110,483           109,800        106,614         102,341
10/31/95       111,333           109,109        104,958         103,098
11/30/95       114,689           112,375        108,616         104,263
12/31/95       117,181           114,450        111,804         105,358
 1/31/96       119,499           116,097        113,894         104,062
 2/29/96       119,014           116,839        114,587         103,531
 3/31/96       120,123           117,776        116,489         103,386
 4/30/96       121,860           119,668        119,226         102,973
 5/31/96       122,513           120,972        119,321         102,993
 6/30/96       123,345           120,956        119,957         103,807
 7/31/96       121,479           117,445        115,718         105,800
 8/31/96       123,345           119,475        117,086         106,213
 9/30/96       127,331           123,619        121,677         106,648
10/31/96       129,524           124,854        122,515         108,643
11/30/96       134,752           130,105        129,422         110,077
12/31/96       134,788           128,946        127,365         109,185
 1/31/97       136,535           130,834        128,926         106,270
 2/28/97       137,807           131,449        130,395         105,473
 3/31/97       135,713           128,559        127,786         104,671
 4/30/97       137,315           131,162        131,978         103,750
 5/31/97       143,170           137,793        140,144         106,572
 6/30/97       147,309           142,726        147,116         107,840
 7/31/97       152,244           148,405        153,906         106,999
 8/31/97       148,346           142,965        143,490         106,935
 9/30/97       153,248           149,159        151,291         109,213
10/31/97       148,553           144,349        143,350         111,484
11/30/97       148,774           145,637        145,857         109,779
12/31/97       150,556           147,387        147,639         109,449
 1/31/98       152,365           149,372        151,781         110,511
 2/28/98       158,346           156,602        162,047         111,406
 3/31/98       162,163           161,041        168,867         110,303
 4/30/98       162,402           162,625        170,519         112,068
 5/31/98       161,570           160,331        168,450         112,326
 6/30/98       160,484           162,367        172,389         112,494
 7/31/98       160,247           161,519        172,129         112,640
 8/31/98       147,689           145,178        149,186         115,704
 9/30/98       152,719           150,195        151,841         121,860
10/31/98       158,546           159,158        165,589         125,467
11/30/98       162,850           165,664        175,451         123,698
12/31/98       164,989           171,636        183,980         126,184
 1/31/99       165,273           174,019        188,023         125,023
 2/28/99       160,936           169,405        183,027         121,010
 3/31/99       163,722           174,756        190,619         121,312
 4/30/99       170,446           180,835        198,165         121,264
 5/31/99       167,420           176,260        190,865         119,227
 6/30/99       169,486           181,645        199,743         117,140
 7/31/99       169,266           180,675        199,150         120,010
 8/31/99       166,730           180,175        198,781         120,562
 9/30/99       164,586           179,413        196,912         122,443
10/31/99       164,564           185,820        207,139         122,382
11/30/99       165,775           190,169        212,958         121,097
12/31/99       168,182           200,556        230,206         120,806



Fund returns are net of all fees and costs, while the Index returns are based solely on market returns without deduction for fees or transaction costs for rebalancing.

 BRINSON GLOBAL SECURITIES FUND
--------------------------------------------------------------------------------

ASSET ALLOCATION

As of December 31, 1999

                             Current
                  Benchmark Strategy
------------------------------------
U.S. Equities...     40.0%     19.9%
Global (Ex-U.S.)
 Equities.......     22.0      17.1
Emerging Markets
 Equities.......      3.0       3.0
Dollar Bonds....     21.0      41.0
High Yield
 Bonds..........      3.0       3.0
Global (Ex-U.S.)
 Bonds..........      9.0      11.0
Emerging Markets
 Debt...........      2.0       5.0
Cash
 Equivalents....      0.0       0.0
------------------------------------
                    100.0%    100.0%

CURRENCY ALLOCATION

As of December 31, 1999
                                    Current
                         Benchmark Strategy
---------------------------------------------
U.S. ...................    66.0%     62.5%
Japan...................     9.4       1.4
U.K. ...................     4.8       0.0
Euro....................    11.7      18.5
Other Europe............     2.5       6.5
Canada..................     1.3       1.3
Emerging Markets........     3.0       3.0
Asia (Ex-Japan).........     0.7       0.2
Australia/New Zealand...     0.6       6.6
---------------------------------------------
                           100.0%    100.0%


TOP TEN EQUITY HOLDINGS

As of December 31, 1999

                            Percent of
                            Net Assets
--------------------------------------
 1. FDX Corp..............     1.17%
 2. Electronic Data
 Systems Corp.............     1.12
 3. Burlington Northern
 Santa Fe Corp. ..........     0.94
 4. General Instrument
 Corp. ...................     0.78
 5. CIGNA Corp............     0.76
 6. Allergan, Inc.........     0.69
 7. Compuware Corp........     0.69
 8. Compaq Computer
 Corp.....................     0.65
 9. Nextel Communications,
 Inc......................     0.64
10. First Data Corp. .....     0.62
--------------------------------------

TOP TEN BOND HOLDINGS

As of December 31, 1999
                                                                 Percent of
                                                                 Net Assets
---------------------------------------------------------------------------
 1. U.S. Treasury Inflation Indexed Note
 3.625%, due 04/15/28...........................................    9.30%
 2. U.S. Treasury Inflation Indexed Note
 3.875%, due 04/15/29...........................................    5.52
 3. U.S. Treasury Bond
 8.000%, due 11/15/21...........................................    0.93
 4. Treuhandanstalt
 6.250%, due 03/04/04...........................................    0.59
 5. Government of Japan
 4.600%, due 09/20/04...........................................    0.57
 6. Government of Sweden
 6.000%, due 02/09/05...........................................    0.52
 7. Queensland Treasury Corp., Global Notes
 6.500%, due 06/14/05...........................................    0.49
 8. Government of France (OAT)
 8.500%, due 12/26/12...........................................    0.46
 9. Government of France (BTAN)
 4.500%, due 07/12/02...........................................    0.46
10. Prudential Home Mortgage
 Securities, 94-3, Class A10
 6.500%, due 02/25/24...........................................    0.46
---------------------------------------------------------------------------

 BRINSON GLOBAL SECURITIES FUND
--------------------------------------------------------------------------------

INDUSTRY DIVERSIFICATION

As a Percent of Net Assets
As of December 31, 1999

U.S. EQUITIES
Energy.................................................................    0.19%
Capital Investment
 Capital Goods.........................................................    1.21
 Technology............................................................    4.68
                                                                        -------
                                                                           5.89
Basic Industries
 Chemicals.............................................................    1.27
 Housing/Paper.........................................................    2.79
 Metals................................................................    1.39
                                                                        -------
                                                                           5.45
Consumer
 Non-Durables..........................................................    0.66
 Retail/Apparel........................................................    1.74
 Autos/Durables........................................................    0.99
 Health: Drugs.........................................................    1.77
 Health: Non-Drugs.....................................................    1.56
                                                                        -------
                                                                           6.72
Financial
 Banks.................................................................    2.39
 Non-Banks.............................................................    2.04
                                                                        -------
                                                                           4.43
Utilities
 Electric..............................................................    2.11
 Telephone.............................................................    1.07
                                                                        -------
                                                                           3.18
Transportation.........................................................    2.50
Services/Misc..........................................................    1.91
Post Venture...........................................................    2.26
                                                                        -------
 Total U.S. Equities...................................................   32.53*
                                                                        -------
GLOBAL (Ex-U.S.) EQUITIES
 Aerospace and Military................................................    0.09
 Airlines..............................................................    0.08
 Appliances & Household................................................    0.84
 Autos/Durables........................................................    0.62
 Banking...............................................................    1.68
 Beverages & Tobacco...................................................    0.34
 Broadcasting & Publishing.............................................    0.50
 Building Materials....................................................    0.09
 Business & Public Service.............................................    0.89
 Chemicals.............................................................    0.40
 Construction..........................................................    0.08
 Data Processing.......................................................    0.81
 Electronics...........................................................    1.30
 Electric Components...................................................    0.90
 Energy................................................................    0.49
 Financial Services....................................................    0.87
 Food & House Products.................................................    0.40
 Forest Products.......................................................    0.13
 Health & Non-Drugs....................................................    0.91
 Industrial Components.................................................    0.35
 Insurance.............................................................    0.86
 Leisure & Tourism.....................................................    0.03
 Machinery & Engineering...............................................    0.06
 Merchandising.........................................................    0.55
 Metals-Steel..........................................................    0.12
 Metals--Non-Ferrous...................................................    0.18

 Multi-Industry........................................................    0.14%
 Real Estate...........................................................    0.19
 Recreation............................................................    0.21
 Telecommunications....................................................    1.67
 Transportation........................................................    0.35
 Utilities.............................................................    0.51
 Wholesale & International Trade.......................................    0.06
                                                                        -------
  Total Global (Ex-U.S.) Equities......................................   16.70
                                                                        -------
EMERGING MARKETS EQUITIES..............................................    4.61
U.S. BONDS
U.S. Corporate Bonds
 Asset-Backed..........................................................    0.74
 Banks.................................................................    0.03
 Broadcasting..........................................................    0.16
 Consumer..............................................................    0.20
 Financial.............................................................    1.18
 Services/Miscellaneous................................................    0.30
 Technology............................................................    0.09
 Telecommunications....................................................    0.31
 Utilities.............................................................    0.19
                                                                        -------
  Total U.S. Corporate Bonds...........................................    3.20
International Dollar Bonds
 Foreign Banks.........................................................    0.61
 Foreign Multi-Industry................................................    1.21
 Foreign Financial.....................................................    0.48
 Foreign Utilities.....................................................    0.45
                                                                        -------
  Total International Dollar Bonds.....................................    2.75
Corporate Mortgage-Backed Securities...................................    3.12
U.S. Government Mortgage-Backed Securities.............................    1.97
U.S. Government Agencies...............................................    0.42
U.S. Government Obligations............................................   15.98
                                                                        -------
  Total U.S. Bonds.....................................................   27.44*
HIGH-YIELD BONDS.......................................................    2.77
GLOBAL (EX-U.S.) BONDS
 Foreign Financial Bonds...............................................    1.04
 Foreign Government Bonds..............................................    8.45
                                                                        -------
  Total Global (Ex-U.S.) Bonds.........................................    9.49
EMERGING MARKETS BONDS.................................................    6.91
SHORT-TERM INVESTMENTS.................................................   20.15*
                                                                        -------
  TOTAL INVESTMENTS....................................................  120.60
LIABILITIES, LESS CASH AND
 OTHER ASSETS..........................................................  (20.60)
                                                                        -------
NET ASSETS.............................................................  100.00%
                                                                        =======

* The Fund held a short position in stock index futures which reduced the U.S. Equity exposure from 32.53% to 19.43%. The Fund also held a long position in U.S. Treasury futures which increased the U.S. Bond exposures from 27.44% to 40.74%. These adjustments resulted in a net decrease to the Fund's exposure to Short-Term Investments from 20.15% to 19.94%.

 BRINSON GLOBAL SECURITIES FUND                        SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------


 December 31, 1999

                                                     Shares          Value
                                                 --------------- --------------

  Equities - 53.84%
  U.S. Equities - 32.53%
  Advanced Micro Devices, Inc. (b)..............         213,700 $    6,183,944
  Allergan, Inc. ...............................         182,000      9,054,500
  Alza Corp. (b)................................          86,900      3,008,913
  American Standard Companies, Inc. (b).........         104,300      4,784,762
  AmSouth Bancorp...............................         121,856      2,353,344
  Aon Corp......................................         115,350      4,614,000
  Armstrong World Industries, Inc. .............          27,500        917,813
  Baxter International, Inc.....................         111,000      6,972,187
  Brinson Post-Venture Fund (b).................       1,520,343     29,630,274
  Burlington Northern Santa Fe Corp.............         507,100     12,297,175
  Centaur Funding Corp., Series B, 144A.........           1,235      1,261,244
  Centaur Funding Corp., Series C, 144A (b).....           3,320        509,553
  Central & South West Corp. ...................         275,400      5,508,000
  Champion Enterprises, Inc. (b)................          89,000        762,063
  Champion International Corp...................          31,500      1,951,031
  Chase Manhattan Corp..........................          87,700      6,813,194
  CIGNA Corp....................................         123,000      9,909,187
  Circuit City Stores-Circuit City Group........          83,500      3,762,719
  CMS Energy Corp...............................          93,500      2,916,031
  CommScope, Inc. (b)...........................          39,099      1,576,178
  Compaq Computer Corp..........................         314,400      8,508,450
  Computer Sciences Corp. (b)...................          69,400      6,566,975
  Compuware Corp. (b)...........................         242,100      9,018,225
  Consolidated Stores Corp. (b).................         124,800      2,028,000
  Corning, Inc..................................          33,400      4,306,512
  Covance, Inc. (b).............................          59,350        641,722
  Delhaize America, Inc.........................          63,334      1,286,472
  Dial Corp. ...................................          87,900      2,137,069
  Dominion Resources, Inc.......................         139,200      5,463,600
  Eastman Chemical Co. .........................          55,800      2,660,963
  Electronic Data Systems Corp..................         219,400     14,686,087
  Eli Lilly and Co..............................          47,400      3,152,100
  Emerson Electric Co. .........................         126,300      7,246,462
  Entergy Corp..................................         128,800      3,316,600
  FDX Corp. (b).................................         376,400     15,408,875
  Federal-Mogul Corp. ..........................         140,800      2,833,600
  Federated Department Stores, Inc. (b).........          36,400      1,840,475
  First Data Corp. .............................         165,570      8,164,671
  Fleet Boston Financial Corp. .................         192,264      6,693,190
  Fleetwood Enterprises, Inc. ..................          64,700      1,334,438
  Fort James Corp. .............................         175,500      4,804,312
  Gateway, Inc. (b).............................          43,700      3,149,131
  GATX Corp. ...................................          40,600      1,370,250
  General Instrument Corp. .....................         120,300     10,225,500
  Genzyme Corp. (b).............................          67,000      3,015,000

 BRINSON GLOBAL SECURITIES FUND                        SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------

 December 31, 1999

                                                     Shares          Value
                                                 --------------- --------------

  U.S. Equities - (continued)
  GreenPoint Financial Corp. ...................         194,700 $    4,636,294
  Hibernia Corp.................................         147,500      1,567,188
  Household International, Inc. ................         164,100      6,112,725
  Illinois Tool Works, Inc......................         114,500      7,735,906
  IMC Global, Inc. .............................         222,400      3,641,800
  Johnson Controls, Inc. .......................          59,200      3,367,000
  Kimberly-Clark Corp...........................         111,600      7,281,900
  Kroger Co. (b)................................          84,000      1,585,500
  Lafarge Corp. ................................          80,900      2,234,863
  Lear Corp. (b)................................         121,400      3,884,800
  Lexmark International Group, Inc. (b).........          24,000      2,172,000
  Lincoln National Corp.........................          49,600      1,984,000
  Lockheed Martin Corp..........................         179,380      3,923,937
  Lyondell Chemical Co..........................         145,800      1,858,950
  Martin Marietta Materials, Inc. ..............          60,463      2,478,983
  Masco Corp....................................         316,200      8,023,575
  Mattel, Inc...................................         318,600      4,181,625
  Mead Corp. ...................................          64,900      2,819,094
  Monsanto Co...................................         106,300      3,786,937
  National Service Industries, Inc. ............          49,900      1,472,050
  New York Times Co.............................          88,200      4,332,825
  Newell Rubbermaid, Inc........................         206,000      5,974,000
  Nextel Communications, Inc. (b)...............          81,700      8,425,312
  Norfolk Southern Corp. .......................         179,600      3,681,800
  Owens-Illinois, Inc. (b)......................          48,700      1,220,544
  Peco Energy Co................................          91,300      3,172,675
  Pentair, Inc..................................          68,800      2,648,800
  Philip Morris Companies, Inc..................         160,800      3,728,550
  PNC Bank Corp. ...............................          82,500      3,671,250
  Praxair, Inc..................................          45,700      2,299,281
  Raytheon Co., Class B.........................         188,900      5,017,656
  Reliaster Financial Corp......................          49,800      1,951,538
  SBC Communications, Inc.......................         117,900      5,747,625
  Southdown, Inc. ..............................          69,960      3,611,685
  St. Jude Medical, Inc. (b)....................         143,400      4,400,587
  Torchmark Corp. ..............................          67,900      1,973,344
  Tyson Foods, Inc. ............................         169,800      2,759,250
  U.S. Bancorp..................................         130,052      3,096,863
  Ultramar Diamond Shamrock Corp................         104,390      2,368,348
  Unisys Corp. (b)..............................          81,700      2,609,294
  United Healthcare Corp. ......................         101,400      5,386,875
  USG Corp......................................          46,400      2,186,600
  Viad Corp. ...................................          99,700      2,779,138
  W.W. Grainger, Inc. ..........................          61,400      2,935,688
  Watson Pharmaceutical Co. (b).................         117,800      4,218,712
  Wells Fargo and Co............................         176,900      7,153,394

 BRINSON GLOBAL SECURITIES FUND                        SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------

 December 31, 1999

                                                     Shares          Value
                                                 --------------- --------------

  U.S. Equities - (continued)
  Westvaco Corp.................................          82,300 $    2,685,038
  Xerox Corp....................................         222,700      5,052,506
  York International Corp.......................          76,100      2,087,994
                                                                 --------------
  Total U.S. Equities...........................                    426,571,090
                                                                 --------------
  Global (Ex-U.S.) Equities - 16.70%
  Australia - 0.70%
  Amcor Ltd.....................................          38,080        177,776
  Amp Ltd.......................................          41,700        459,264
  Boral Ltd.....................................         121,100        187,025
  Brambles Industries Ltd. .....................          10,930        301,288
  Broken Hill Proprietary Co., Ltd..............          61,919        810,435
  CSR Ltd.......................................         105,230        254,791
  Lend Lease Corp., Ltd. .......................          35,040        489,329
  National Australia Bank Ltd. .................          67,540      1,029,816
  News Corp., Ltd. .............................         110,400      1,068,513
  News Corp., Ltd., Preferred...................          40,474        345,644
  Qantas Airways Ltd............................          52,317        130,098
  QBE Insurance Group Ltd. .....................          73,409        341,075
  Rio Tinto Ltd.................................          27,709        593,321
  Santos Ltd....................................          88,580        240,562
  Telstra Corp. Ltd. ...........................         262,200      1,420,710
  Westpac Banking Corp., Ltd....................         127,060        873,635
  WMC Ltd. .....................................          39,375        216,442
  Woolworth's Ltd...............................          91,540        313,895
                                                                 --------------
                                                                      9,253,619
                                                                 --------------
  Austria - 0.01%
  Austria Tabakwerke AG.........................           3,300        158,780
                                                                 --------------
  Belgium - 0.13%
  Electrabel S.A................................           1,500        488,668
  Fortis B......................................          32,379      1,162,594
                                                                 --------------
                                                                      1,651,262
                                                                 --------------
  Canada - 0.33%
  Agrium, Inc...................................          31,060        239,697
  Alcan Aluminum Ltd............................          10,430        426,888
  Bank of Montreal..............................           6,385        216,895
  Canadian National Railway Co..................          12,780        336,385
  Canadian Pacific Ltd..........................          19,348        413,943
  Hudson's Bay Co. .............................          27,990        331,722
  Imasco Ltd....................................          10,410        286,556
  Imperial Oil Ltd..............................           9,415        201,106
  Magna International, Inc., Class A............           6,140        260,187
  Newbridge Networks Corp. (b)..................          15,540        348,534
  Nova Chemicals Corp...........................          11,293        219,822

 BRINSON GLOBAL SECURITIES FUND                        SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------

 December 31, 1999

                                                     Shares          Value
                                                 --------------- --------------

  Canada - (continued)
  Potash Corporation of Saskatchewan, Inc. .....           3,790 $      180,190
  Royal Bank of Canada..........................          10,175        445,196
  Shaw Communications, Inc., Class B............           8,720        286,301
  TransCanada Pipelines Ltd.....................           8,295         71,445
  Westcoast Energy, Inc.........................           5,750         91,719
                                                                 --------------
                                                                      4,356,586
                                                                 --------------
  Denmark - 0.06%
  Tele Danmark A/S..............................          10,320        763,116
                                                                 --------------
  Finland - 0.38%
  Merita Ltd., Class A..........................         145,370        852,452
  Nokia Oyj (b).................................          12,340      2,226,521
  Sampo Insurance Co., Ltd., Series A...........          24,100        838,273
  UPM-Kymmene Corp..............................          25,230      1,011,618
                                                                 --------------
                                                                      4,928,864
                                                                 --------------
  France - 1.12%
  Air France....................................          25,270        481,280
  Air Liquide...................................           6,636      1,105,546
  Alcatel Alsthom...............................           3,330        761,059
  Axa...........................................           3,400        471,687
  Banque Nationale de Paris.....................          19,716      1,810,312
  Carrefour S.A. ...............................           3,680        675,422
  Cie de Saint Gobain...........................           4,202        786,393
  CSF Thomson...................................          25,430        835,848
  France Telecom S.A. ..........................          17,110      2,251,925
  Groupe Danone.................................           2,990        701,336
  Michelin, Class B.............................           7,588        296,641
  Rhone-Poulenc, Class A........................          15,578        901,004
  Schneider S.A. ...............................           7,500        586,026
  Societe Generale..............................           4,646      1,075,797
  Total Fina S.A., Class B (b)..................           9,432      1,252,734
  Vivendi (b)...................................           7,208        647,745
                                                                 --------------
                                                                     14,640,755
                                                                 --------------
  Germany - 1.03%
  Allianz AG....................................           3,560      1,190,104
  Bayer AG......................................          36,330      1,718,884
  Bayerische Motoren Werke AG (b)...............          18,950        578,410
  Continental AG................................          22,250        444,951
  DaimlerChrysler AG............................          11,996        936,727
  Deutsche Bank AG (b)..........................          11,460        965,521
  Deutsche Telekom AG...........................          19,290      1,350,635
  Dresdner Bank AG (b)..........................          13,230        714,805
  Mannesmann AG.................................           6,340      1,527,787
  SAP AG........................................           1,030        503,844
  Siemens AG (b)................................          19,620      2,497,710

 BRINSON GLOBAL SECURITIES FUND                        SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------

 December 31, 1999

                                                     Shares          Value
                                                 --------------- --------------

  Germany - (continued)
  Veba AG.......................................          23,080 $    1,122,062
                                                                 --------------
                                                                     13,551,440
                                                                 --------------
  Hong Kong - 0.03%
  Henderson Land Development Co., Ltd. .........          54,000        346,639
                                                                 --------------
  Italy - 0.35%
  Assicurazioni Generali........................          20,826        684,729
  Beni Stabili Spa (b)..........................          88,085         30,904
  ENI Spa.......................................          61,000        333,858
  ENI Spa ADR...................................          13,730        756,866
  La Rinascente Spa.............................          51,760        330,501
  San Paolo-imi Spa.............................          55,085        744,877
  Telecom Italia Mobile Spa.....................          88,000        978,258
  Telecom Italia Spa............................          49,000        687,644
                                                                 --------------
                                                                      4,547,637
                                                                 --------------
  Japan - 8.40%
  Acom Co., Ltd. ...............................          12,700      1,242,020
  Asahi Bank Ltd................................         156,000        960,188
  Bank of Tokyo-Mitsubushi, Ltd.................         161,000      2,239,891
  Benesse Corp. ................................           3,700        889,258
  Bridgestone Corp. ............................          50,000      1,099,116
  Canon, Inc....................................          79,000      3,133,604
  Dai Nippon Printing Co., Ltd..................          55,000        875,873
  Dai-Ichi Kangyo Bank..........................          95,000        886,376
  Daiichi Pharmaceutical Co., Ltd...............          38,000        493,400
  Daikin Industries Ltd. .......................          54,000        733,330
  Denso Corp....................................          43,000      1,025,060
  East Japan Railway Co.........................             279      1,501,920
  Fanuc.........................................          31,900      4,054,702
  Fuji Bank Ltd.................................          74,000        717,913
  Fujitsu.......................................         164,000      7,466,562
  Honda Motor Co................................          69,000      2,561,673
  Hoya Corp.....................................          22,000      1,730,253
  Ito Yokado Co., Ltd...........................          17,000      1,843,584
  Kamigumi Co. Ltd. ............................         106,000        445,313
  Kao Corp......................................          40,000      1,139,172
  Kirin Brewery Co., Ltd........................         106,000      1,113,282
  Kokuyo........................................          20,000        265,742
  Kuraray Co., Ltd..............................          74,000        748,278
  Matsushita Electric Industrial Co.............          98,000      2,709,589
  Mitsubishi Corp. .............................         101,000        778,555
  Mitsubishi Estate Co., Ltd....................         162,000      1,577,979
  Murata Manufacturing Co., Inc. ...............          11,000      2,579,258
  NEC Corp......................................         151,000      3,592,252
  NGK Insulators................................         101,000        748,952

 BRINSON GLOBAL SECURITIES FUND                        SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------

 December 31, 1999

                                                     Shares          Value
                                                 --------------- --------------

  Japan - (continued)
  Nintendo Corp., Ltd...........................          16,600 $    2,753,827
  Nippon Steel Co...............................         651,000      1,520,092
  Nippon Telegraph & Telephone Corp.............             327      5,590,836
  Nissin Food Products Co.......................          28,400        667,305
  Nomura Securities Co., Ltd....................         164,000      2,956,182
  NTT Mobile Communications.....................              82      3,148,454
  Obayashi Corp. ...............................         136,000        641,766
  Orix Corp. ...................................          17,900      4,025,773
  Osaka Gas Co..................................         284,000        682,566
  Rohm Co.......................................           4,000      1,641,346
  Sankyo Co., Ltd...............................          70,000      1,436,178
  Santen Pharmaceutical Co., Ltd................          25,000        411,558
  Secom Co., Ltd. ..............................          28,000      3,077,524
  Sekisui House Ltd.............................          53,000        468,614
  Seven-Eleven Japan Co., Ltd...................          13,000      2,057,545
  Softbank Corp. ...............................           2,600      2,484,295
  Sony Corp. ...................................          24,200      7,163,890
  Sumitomo Bank.................................         112,000      1,530,829
  Sumitomo Chemical Co. ........................         248,000      1,163,011
  Sumitomo Electric Industries..................          60,000        692,296
  Takeda Chemical Industries....................          58,000      2,861,609
  Takefuji Corp.................................           7,700        962,171
  TDK Corp. ....................................          21,000      2,894,925
  Tokio Marine & Fire Insurance Co..............          87,000      1,015,730
  Tokyo Electric Power..........................          38,700      1,035,983
  Tokyo Electron Ltd............................          12,000      1,641,346
  Toyota Motor Corp.............................          87,000      4,207,415
  Yamato Transport Co., Ltd. ...................          58,000      2,243,955
                                                                 --------------
                                                                    110,130,116
                                                                 --------------
  Netherlands - 0.56%
  ABN AMRO Holdings NV..........................          28,501        708,518
  Elsevier NV...................................          79,630        946,674
  ING Groep NV..................................          34,432      2,068,798
  Koninklijke KPN NV............................          17,486      1,698,453
  Royal Dutch Petroleum Co. ....................          14,510        885,049
  TNT Post Group NV.............................          18,700        533,290
  Unilever NV...................................          10,138        557,300
                                                                 --------------
                                                                      7,398,082
                                                                 --------------
  New Zealand - 0.05%
  Auckland International Airport Ltd............          62,150         93,992
  Carter Holt Harvey Ltd........................          96,860        126,281
  Lion Nathan Ltd...............................          72,480        168,202
  Telecom Corp. of New Zealand Ltd..............          64,390        302,214
                                                                 --------------
                                                                        690,689
                                                                 --------------

 BRINSON GLOBAL SECURITIES FUND                        SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------

 December 31, 1999

                                                     Shares          Value
                                                 --------------- --------------

  Norway - 0.03%
  Norske Skogindustrier ASA.....................           7,350 $      382,260
                                                                 --------------
  Portugal - 0.08%
  EDP Electricidade de Portugal S.A. ...........          27,400        475,980
  Portugal Telecom (b)..........................          48,200        526,155
                                                                 --------------
                                                                      1,002,135
                                                                 --------------
  Singapore - 0.18%
  Singapore Press Holdings Ltd. ................          61,472      1,332,016
  United Overseas Bank..........................         117,891      1,040,215
                                                                 --------------
                                                                      2,372,231
                                                                 --------------
  Spain - 0.40%
  Banco Popular S.A.............................          14,635        949,886
  Banco Santander Central Hispano S.A. .........          78,062        879,519
  Endesa S.A. ..................................          25,197        497,823
  Tabacalera S.A. ..............................         113,398      1,614,109
  Telefonica S.A. (b)...........................          53,314      1,325,355
                                                                 --------------
                                                                      5,266,692
                                                                 --------------
  Sweden - 0.37%
  Electrolux AB, B Shares.......................          47,190      1,182,098
  Ericsson, B Shares............................          33,260      2,129,605
  Investor AB, B Shares ........................          44,770        628,866
  Nordbanken Holding AB.........................          58,870        344,551
  Swedish Match AB..............................         169,800        590,315
                                                                 --------------
                                                                      4,875,435
                                                                 --------------
  Switzerland - 0.44%
  Adecco S.A. (b)...............................             837        648,391
  Nestle S.A. (Reg.)............................             664      1,210,026
  Novartis AG (Reg.)............................           1,026      1,498,587
  Roche Holding AG (Gen.).......................             130      1,534,953
  Swisscom AG (Reg.)............................           2,374        955,117
                                                                 --------------
                                                                      5,847,074
                                                                 --------------
  United Kingdom - 2.05%
  Allied Zurich PLC (b).........................          52,040        611,855
  AstraZeneca PLC...............................          16,821        696,198
  Barclays PLC..................................          26,450        759,661
  BP Amoco PLC..................................         188,654      1,892,743
  British Aerospace PLC.........................          44,954        297,056
  British Airways PLC...........................          67,000        436,257
  British Telecommunications PLC................          81,000      1,975,196
  Charter PLC...................................         111,261        475,198
  Diageo PLC....................................         111,368        893,873
  FKI PLC.......................................         269,347      1,041,861
  Glaxo Wellcome PLC............................          53,440      1,507,269

 BRINSON GLOBAL SECURITIES FUND                        SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------

 December 31, 1999

                                                     Shares          Value
                                                 --------------- --------------

  United Kingdom - (continued)
  Greenalls Group PLC..........................           71,742 $      341,100
  House of Fraser PLC..........................          125,920        154,239
  HSBC Holdings PLC............................           51,000        709,361
  Lloyds TSB Group PLC.........................          134,310      1,676,548
  Marconi PLC..................................           69,840      1,233,113
  Marks & Spencer PLC..........................          128,740        611,580
  National Power PLC...........................          136,000        785,804
  Nycomed Amersham PLC.........................           91,740        569,993
  Peninsular & Oriental Steam Navigation Co....           28,967        482,270
  Powergen PLC.................................           72,000        516,391
  Prudential Corp. PLC.........................           66,460      1,306,792
  Reckitt & Colman PLC.........................           40,000        374,238
  Reed International PLC.......................          112,990        844,065
  Rio Tinto Ltd................................           45,310      1,091,746
  RJB Mining PLC...............................          177,110         91,344
  Royal & Sun Alliance Insurance Group PLC.....           70,735        537,529
  Scottish & Southern Energy PLC...............          112,420        895,522
  Tesco PLC....................................          281,810        855,023
  Thames Water PLC.............................           35,410        440,585
  Trinity Mirror PLC...........................           65,435        697,104
  Unilever PLC.................................           79,000        579,965
  United News & Media PLC......................           80,510      1,023,795
  Yorkshire Water PLC..........................           89,920        507,237
                                                                 --------------
                                                                     26,912,511
                                                                 --------------
  Total Global (Ex-U.S.) Equities..............                     219,075,923
                                                                 --------------
  Emerging Markets Equities - 4.61%
  Brinson Emerging Markets Equity Fund (b).....        5,207,919     60,432,175
                                                                 --------------
  Total Equities (Cost $648,557,049)...........                     706,079,188
                                                                 --------------
                                                      Face
                                                     Amount
                                                 ---------------
  Bonds - 46.61%
  U.S. Bonds - 27.44%
  U.S. Corporate Bonds - 3.20%
  Bell Atlantic Corp., 8.000%, due 10/15/29....  $        20,000         20,303
  Cendant Corp., 7.750%, due 12/01/03..........        2,500,000      2,496,320
  Chase Manhattan Auto Owner Trust, Series 96-
   C, Class A4, 6.150%, due 03/15/02...........        1,895,000      1,891,930
  Chase Manhattan Corp., 6.750%, due 12/01/04..          425,000        411,618
  CIT Group, Inc., 7.125%, 10/15/04............           45,000         44,637
  Computer Associates International, Inc.,
   Series B, 6.250%, due 04/15/03..............        1,295,000      1,237,022
  First Bank Corporate Card Master Trust,
   Series 97-1, Class A, 6.400%, due 02/15/03..          745,000        737,706
  GATX Capital Corp., Series F, MTN,
   6.923%, due 04/25/01........................       15,000,000     14,993,675

 BRINSON GLOBAL SECURITIES FUND                        SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------

 December 31, 1999

                                                      Face
                                                     Amount          Value
                                                 --------------- --------------

  U.S. Corporate Bonds - (continued)
  GMAC, 9.625%, due 12/15/01...................  $        90,000 $       94,109
  GTE Florida, Inc., Series E, 6.860%, due
   02/01/28....................................        2,120,000      1,901,856
  Honda Auto Lease Trust, 6.650%, due
   07/15/05....................................          675,000        672,665
  Kern River Funding Corp., 144A, Series B,
   6.720%, due 09/30/01........................          275,000        271,678
  MBNA Global Capital Securities FRN,
   7.005%, due 02/01/27........................          290,000        238,245
  News America Holdings, 7.750%, due 12/01/45..        1,335,000      1,217,225
  Noram Energy Corp., 6.375%, due 11/01/03.....          830,000        789,442
  Peco Energy Transition Trust, 6.130%, due
   03/01/09....................................        2,645,000      2,433,770
  PP&L Transition Bond Company LLC,
   6.960%, due 12/26/07........................          160,000        159,515
  Rite Aid Corp., 144A, 6.125%, due 12/15/08...        2,500,000      1,700,000
  Service Corp., International, 6.000%, due
   12/15/05....................................        1,900,000      1,412,063
  TCI Communications, Inc., 8.750%, due
   08/01/15....................................          780,000        851,280
  Tele-Communications, Inc., 9.800%, due
   02/01/12....................................        1,815,000      2,120,080
  The Money Store, Series 97-B, Class A-8,
   6.900%, due 07/15/38........................        3,000,000      2,942,370
  Time Warner Cos., Inc., 7.570%, due
   02/01/24....................................        1,000,000        961,907
  UCFC Home Equity Loan, Series 97-C, Class A8,
   FRN, 5.638%, due 09/15/27...................          607,081        607,785
  Western Resources, Inc., 6.875%, due
   08/01/04....................................        1,835,000      1,746,979
                                                                 --------------
  Total U.S. Corporate Bonds...................                      41,954,180
                                                                 --------------
  International Dollar Bonds - 2.75%
  Abbey National PLC, Resettable Perpetual
   Preferred, 6.700%, due 06/29/49.............        2,995,000      2,711,559
  Amvescap PLC, 6.600%, due 05/15/05...........        3,415,000      3,064,532
  Banco Santiago S.A., 7.000%, due 07/18/07....          750,000        672,917
  Banque Centrale de Tunisie, 8.250%, due
   09/19/27....................................          465,000        378,394
  Credit Suisse-London, 144A, Resettable
   Perpetual Preferred, 7.900%, due 05/01/07...        1,145,000      1,089,420
  Empresa Nacional de Electricidad S.A.,
   7.875%, due 02/01/27........................          940,000        817,038
  Empresa Nacional de Electricidad S.A.,
   8.125%, due 02/01/69........................        2,320,000      1,879,200
  Korea Development Bank, 7.125%, due
   09/17/01....................................        1,220,000      1,210,534
  National Westminster Bank PLC, 7.375%, due
   10/01/09....................................          640,000        624,962
  PDVSA Finance Ltd., Series 98-1,
   6.450%, due 02/15/04........................        1,120,000      1,007,643
  Petroleum Nasional Bhd, 144A, 7.750%, due
   08/15/15....................................        1,110,000      1,030,498
  Ras Laffan Liquified Natural Gas Co., Ltd.,
   144A, 8.294%, due 03/15/14..................        2,345,000      2,202,588
  Royal Bank of Scotland, Resettable Perpetual
   Preferred, 7.375%, due 04/29/49.............        1,370,000      1,306,436
  Southern Investments UK, 6.800%, due
   12/01/06....................................        2,345,000      2,195,293

 BRINSON GLOBAL SECURITIES FUND                        SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------

 December 31, 1999

                                                      Face
                                                     Amount          Value
                                                 --------------- --------------

  International Dollar Bonds - (continued)
  Tyco International Group, 6.821%, due
   03/05/01....................................  $    15,000,000 $   14,996,178
  Tyco International Group, 5.875%, due
   11/01/04....................................        1,000,000        925,710
                                                                 --------------
  Total International Dollar Bonds.............                      36,112,902
                                                                 --------------
  Corporate Mortgage-Backed Securities - 3.12%
  Asset Securitization Corp., Series 96-D,
   Class A1B, 7.210%, due 10/13/26.............        4,350,000      4,309,893
  Countrywide Funding Corp. FRN,
   5.420%, due 12/01/03........................        3,000,000      2,910,000
  Countrywide Funding Corp., Series 93-12,
   Class A5, 6.000%, due 02/25/24..............          213,437        211,187
  Citicorp Mortgage Securities, Inc., Series
   94-9, Class A8, 5.750%, due 06/25/09........        5,130,906      4,738,238
  CMC Securities Corp., Series 97-NAM3, Class
   FXA5, 7.250%, due 09/15/27..................          367,878        354,436
  LB Commercial Conduit Mortgage Trust, Series
   99-C1, Class A1, 6.410%, due 08/15/07.......          871,912        840,070
  Norwest Asset Securities Corp., Series 96-2,
   Class A9, 7.000%, due 09/25/11..............           85,000         82,285
  Norwest Asset Securities Corp., Series 98-25,
   Class A5, 6.000%, due 12/25/28..............        1,000,000        938,910
  Prudential Home Mortgage Securities, Series
   93-43, Class A9, 6.750%, due 10/25/23.......        2,907,836      2,795,215
  Prudential Home Mortgage Securities, Series
   94-3, Class A10, 6.500%, due 02/25/24.......        6,240,000      5,968,061
  Residential Accredit Loans, Inc., Series 96-
   QS4, Class A10, 7.900%, due 08/25/26........        2,000,000      1,995,700
  Residential Asset Securitization Trust,
   Series 97-A10, Class A1, 7.250%, due
   12/25/27....................................        2,316,963      2,310,846
  Residential Asset Securitization Trust,
   Series 97-A11, Class A2, 7.000%, due
   01/25/28....................................          316,311        315,432
  Residential Asset Securitization Trust,
   Series 97-A7, Class A1, 7.250%, due
   12/25/27....................................        2,995,000      2,873,882
  Structured Asset Securities Corp., Series 98-
   RF1, Class A, 8.712%, due 03/15/27..........        1,554,052      1,601,159
  Structured Asset Securities Corp., Series 98-
   RF2, 8.582%, due 07/15/27...................        2,295,904      2,359,041
  Structured Asset Securities Corp., Series 97-
   RF2, Class 2A1, 7.250%, due 03/28/30........        1,166,962      1,163,870
  Structured Asset Securities LLC, 144A, Series
   99-RF1, Class A, 7.900%, due 10/15/28.......          861,473        867,665
  Vendee Mortgage Trust, Series 98-2, Class 1G,
   6.750%, due 06/15/28........................        4,640,000      4,283,091
                                                                 --------------
  Total Corporate Mortgage-Backed Securities...                      40,918,981
                                                                 --------------

 BRINSON GLOBAL SECURITIES FUND                        SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------

 December 31, 1999

                                                      Face
                                                     Amount          Value
                                                 --------------- --------------

  U.S. Government Agencies - 0.42%
  Aid-Israel, Series 10-Z,
   0.000%, due 02/15/03........................  $       490,000 $      399,497
  Aid-Israel, Series 10-Z,
   0.000%, due 08/15/19........................        1,105,000        278,514
  Tennessee Valley Authority,
   6.375%, due 06/15/05........................        5,000,000      4,818,340
                                                                 --------------
  Total U.S. Government Agencies...............                       5,496,351
                                                                 --------------
  U.S. Government Mortgage-Backed Securities - 1.97%
  Fannie Mae Whole Loan, Series 95-W3, Class A,
   9.000%, due 04/25/25........................          820,878        847,809
  Federal Home Loan Mortgage Corp.,
   7.000%, due 10/15/13........................          409,292        389,716
  Federal Home Loan Mortgage Corp.,
   7.238%, due 05/01/26........................          427,081        428,696
  Federal Home Loan Mortgage Corp.,
   9.000%, due 01/01/29........................        2,089,797      2,174,041
  Federal National Mortgage Association,
   5.625%, due 05/14/04........................        1,730,000      1,650,053
  Federal National Mortgage Association,
   5.500%, due 01/01/09........................        2,155,223      2,057,075
  Federal National Mortgage Association,
   5.250%, due 01/15/09........................        5,900,000      5,195,257
  Federal National Mortgage Association,
   8.000%, due 03/01/11........................        1,207,525      1,231,927
  Federal National Mortgage Association,
   6.500%, due 03/01/19........................        1,888,477      1,804,086
  Federal National Mortgage Association,
   6.500%, due 12/25/23........................          890,000        847,854
  Federal National Mortgage Association,
   7.000%, due 10/01/28........................        1,565,656      1,514,221
  FGCI, 7.500%, due 08/01/09...................        1,991,284      2,012,433
  Government National Mortgage Association,
   7.500%, due 01/15/24........................          640,448        636,811
  Government National Mortgage Association,
   6.000%, due 08/20/29........................        5,539,503      5,028,323
                                                                 --------------
  Total U.S. Government Mortgage-Backed
   Securities..................................                      25,818,302
                                                                 --------------
  U.S. Government Obligations - 15.98%
  U.S. Treasury Bond,
   8.000%, due 11/15/21........................       10,730,000     12,171,844
  U.S. Treasury Inflation Indexed Note,
   3.625%, due 04/15/28........................      131,280,000    122,010,713
  U.S. Treasury Inflation Indexed Note,
   3.875%, due 04/15/29........................       75,730,000     72,370,617
  U.S. Treasury Note,
   5.750%, due 08/15/03........................        3,015,000      2,951,875

 BRINSON GLOBAL SECURITIES FUND                        SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------

 December 31, 1999

                                                      Face
                                                     Amount          Value
                                                 --------------- --------------

  U.S. Government Obligations - (continued)
  U.S. Treasury Note,
   5.625%, due 05/15/08......................... $       120,000 $      112,875
                                                                 --------------
  Total U.S. Government Obligations.............                    209,617,924
                                                                 --------------
  Total U.S. Bonds..............................                    359,918,640
                                                                 --------------
                                                     Shares
                                                 ---------------

  High Yield Bonds - 2.77%
  Brinson High Yield Fund (b)...................       2,638,758     36,324,874
                                                                 --------------
                                                      Face
                                                     Amount
                                                 ---------------

  Global (Ex-U.S.) Bonds - 9.49%
  Australia - 0.73%
  Australian Government, Series 909
   7.500%, due 09/15/09......................... AUD   2,600,000      1,768,828
  New South Wales Treasury Corp.
   7.000%, due 04/01/04.........................       2,100,000      1,372,631
  Queensland Treasury Corp., Global Notes
   6.500%, due 06/14/05.........................      10,000,000      6,403,293
                                                                 --------------
                                                                      9,544,752
                                                                 --------------
  Canada - 0.95%
  Government of Canada
   8.750%, due 12/01/05......................... CAD   1,700,000      1,312,911
   7.000%, due 12/01/06.........................       2,300,000      1,648,019
   5.500%, due 06/01/09.........................       3,600,000      2,347,206
   4.250%, due 12/01/21.........................       4,700,000      3,775,415
   4.250%, due 12/01/26.........................       4,410,000      3,363,791
                                                                 --------------
                                                                     12,447,342
                                                                 --------------
  Denmark - 1.04%
  Depfa Pfandbrief Bank
   5.750%, due 03/04/09......................... EUR   5,500,000      5,584,848
  Kingdom of Denmark
   8.000%, due 05/15/03......................... DKK  24,800,000      3,627,606
   7.000%, due 12/15/04.........................      23,800,000      3,437,735
   7.000%, due 11/10/24.........................       6,500,000        973,547
                                                                 --------------
                                                                     13,623,736
                                                                 --------------
  France - 1.28%
  Government of France (BTAN)
   5.750%, due 03/12/01......................... EUR   1,500,000      1,533,816
   4.500%, due 07/12/02.........................       6,000,000      6,012,919
  Government of France (OAT)
   4.000%, due 10/25/09.........................       2,000,000      1,785,373
   8.500%, due 12/26/12.........................       4,750,000      6,039,334
   6.000%, due 10/25/25.........................       1,430,000      1,442,026
                                                                 --------------
                                                                     16,813,468
                                                                 --------------

 BRINSON GLOBAL SECURITIES FUND                        SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------

 December 31, 1999

                                                      Face
                                                     Amount          Value
                                                 --------------- --------------

  Germany - 0.79%
  Bundesrepublik Deutschland
   4.500%, due 07/04/09......................... EUR   1,270,000 $    1,194,114
   6.250%, due 01/04/24.........................       1,350,000      1,403,981
  Treuhandanstalt
   6.250%, due 03/04/04.........................       7,300,000      7,700,193
                                                                 --------------
                                                                     10,298,288
                                                                 --------------
  Italy - 0.39%
  Buoni Poliennali Del Tes
   6.000%, due 11/01/07.........................       1,470,000      1,520,085
  Republic of Italy (BTP)
   8.500%, due 08/01/04.........................       1,800,000      2,046,309
   7.750%, due 11/01/06.........................       1,350,000      1,529,237
                                                                 --------------
                                                                      5,095,631
                                                                 --------------
  Japan - 1.15%
  Government of Japan
   3.400%, due 03/22/04......................... JPY 160,000,000      1,719,193
   4.600%, due 09/20/04.........................     660,000,000      7,494,680
   3.000%, due 09/20/05.........................     555,000,000      5,932,002
                                                                 --------------
                                                                     15,145,875
                                                                 --------------
  Netherlands - 0.76%
  Government of Netherlands
   6.500%, due 04/15/03......................... EUR   4,400,000      4,644,300
   5.750%, due 01/15/04.........................         900,000        931,927
   5.750%, due 02/15/07 Series 1................       1,400,000      1,445,454
   3.750%, due 07/15/09.........................       2,050,000      1,795,992
   5.500%, due 01/15/28.........................       1,300,000      1,214,503
                                                                 --------------
                                                                     10,032,176
                                                                 --------------
  Spain - 0.61%
  Bonos Y Oblig Del Estado
   3.250%, due 01/31/05.........................       4,850,000      4,448,139
  Government of Spain
   5.250%, due 01/31/03.........................       2,000,000      2,032,247
   6.150%, due 01/31/13.........................       1,400,001      1,452,788
                                                                 --------------
                                                                      7,933,174
                                                                 --------------
  Sweden - 0.94%
  Government of Sweden
   5.000%, due 01/15/04......................... SEK  19,500,000      2,251,402
   6.000%, due 02/09/05.........................      57,000,000      6,825,562
   6.500%, due 10/25/06.........................       8,000,000        982,771
   6.750%, due 05/05/14.........................      18,500,000      2,329,538
                                                                 --------------
                                                                     12,389,273
                                                                 --------------

 BRINSON GLOBAL SECURITIES FUND                        SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------

 December 31, 1999

                                                     Face
                                                    Amount          Value
                                                --------------- --------------

  United Kingdom - 0.85%
  Abbey National Treasury Service
   5.375%, due 12/30/09........................ GBP   2,000,000 $    2,956,355
  Bank Nederlandse Gemeenten NV
   7.375%, due 08/06/07........................       2,100,000      3,527,077
  Halifax PLC, Series EMTN
   8.750%, due 07/10/06........................         850,000      1,480,575
  UK Treasury
   7.250%, due 12/07/07........................       1,840,000      3,235,406
                                                                --------------
                                                                    11,199,413
                                                                --------------
  Total Global (Ex-U.S.) Bonds.................                    124,523,128
                                                                --------------
                                                    Shares
                                                ---------------
  Emerging Markets Bonds - 6.91%
  Brinson Emerging Markets Debt Fund (b).......       3,925,746     90,667,854
                                                                --------------
  Total Bonds (Cost $614,485,177)..............                    611,434,496
                                                                --------------
                                                     Face
                                                    Amount
                                                ---------------
  Short-Term Investments - 20.15%
  Corporate Obligations - 10.47%
  CBI Industries, Inc., 6.250%, due 06/30/00... $     2,165,000      2,171,906
  Centex Corp., Series A, MTN, 6.684%, due
   06/30/00....................................      16,500,000     16,500,184
  CSX Corp., 9.500%, due 08/01/00..............       2,500,000      2,554,731
  Dayton Hudson Corp., 5.950%, due 06/15/00....       4,800,000      4,804,912
  Enron Corp., 6.634%, due 03/30/00............      15,000,000     15,003,443
  GATX Capital Corp., 6.500%, due 11/01/00.....       2,500,000      2,507,301
  General Motors Acceptance Corp.,
   6.500%, due 04/25/00........................       1,350,000      1,354,731
  General Motors Corporate Notes,
   9.375%, due 04/01/00........................       3,500,000      3,534,021
  Hertz Corp., 6.625%, due 07/15/00............       5,000,000      5,025,979
  Kroger Co., 6.000%, due 07/01/00.............       1,300,000      1,298,629
  Kroger Co., 7.063%, due 10/01/00.............      17,500,000     17,498,623
  Paramount Communications, 5.875%, due
   07/15/00....................................       4,445,000      4,434,329
  Raytheon Co., 6.300%, due 08/15/00...........       5,000,000      5,025,182
  Safeway, Inc., 5.750%, due 11/15/00..........      10,800,000     10,754,578
  Supervalu, Inc., 6.500%, due 10/06/00........       4,080,000      4,094,376
  Tele-Communications, Inc., 7.375%, due
   02/15/00....................................       1,000,000      1,002,372
  Texas Utilities Electric Co., 6.270%, due
   02/01/00....................................       2,000,000      2,001,066
  Time Warner, Inc., 7.950%, due 02/01/00......       6,495,000      6,506,864
  TRW Inc., 144A, 6.601%, due 06/28/00.........       9,200,000      9,189,277
  Union Pacific Corp., 7.000%, due 06/15/00....       9,550,000      9,583,103
  Vastar Resources, Inc., 6.000%, due
   04/20/00....................................      12,405,000     12,416,581
                                                                --------------
                                                                   137,262,188
                                                                --------------

 BRINSON GLOBAL SECURITIES FUND                        SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------

 December 31, 1999

                                                    Face
                                                   Amount          Value
                                               --------------- --------------

  Commercial Paper - 6.82%
  DQE Capital, 5.70%, due 01/04/00............ $     8,350,000 $    8,346,034
  Dynegy, Inc., 5.50%, due 01/03/00...........       5,426,000      5,424,342
  Dynegy, Inc., 5.50%, due 01/07/00...........       5,000,000      4,995,417
  El Paso Natural Gas, 7.20%, due 01/18/00....      13,314,000     13,268,732
  FMC Corp., 5.75%, due 01/03/00..............      15,000,000     14,995,208
  Ralston Purina, 7.10%, due 01/21/00.........       8,792,000      8,757,321
  Raytheon Co., 7.22%, due 01/27/00...........      10,000,000      9,947,819
  Safeway, Inc., 5.50%, due 01/03/00..........      10,000,000      9,996,944
  Solutia, Inc., 7.00%, due 01/31/00..........      10,000,000      9,941,667
  Vodafone Airthouch PLC, 5.85%, due
   02/07/00...................................       3,800,000      3,777,153
                                                               --------------
                                                                   89,450,637
                                                               --------------
                                                   Shares
                                               ---------------
  Investment Companies - 1.95%
  Brinson Supplementary Trust U.S. Cash
   Management Prime Fund......................      25,548,446     25,548,446
                                                               --------------
                                                    Face
                                                   Amount
                                               ---------------
  U.S. Government Obligations - 0.91%
  U.S. Treasury Bill, due 02/03/00............ $    12,050,000     11,997,811
                                                               --------------
  Total Short-Term Investments (Cost
   $264,258,823)..............................                    264,259,082
                                                               --------------
  Total Investments (Cost
   $1,527,301,049) - 120.60% (a)..............                  1,581,772,766
  Liabilities, less cash and other assets -
    (20.60)%..................................                   (270,171,769)
                                                               --------------
  Net Assets - 100%...........................                 $1,311,600,997
                                                               ==============


               See accompanying notes to schedule of investments.

 BRINSON GLOBAL SECURITIES FUND                        SCHEDULE OF INVESTMENTS
-------------------------------------------------------------------------------

 December 31, 1999

 NOTES TO SCHEDULE OF INVESTMENTS

 (a) Aggregate cost for federal income tax purposes was $1,527,301,049; and net unrealized appreciation consisted of:

         Gross unrealized appreciation............. $140,304,558
         Gross unrealized depreciation.............  (85,832,841)
                                                    ------------
             Net unrealized appreciation........... $ 54,471,717
                                                    ============

 (b)  Non-income producing security.
 FRN: Floating rate note--The rate disclosed is that in effect at December 31,
      1999.
 144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified buyers. At December 31, 1999, the value of these securities amounted to $8,932,646 or 0.68% of net assets.
 Resettable Perpetual Preferred: A bond with either no maturity date or a maturity date that is so far in the future that the bond will pay interest indefinitely. The issuer generally retains the right to call such a bond.

 FORWARD FOREIGN CURRENCY CONTRACTS

 The Brinson Global Securities Fund had the following open forward foreign currency contracts as of December 31, 1999:

                            Settlement     Local        Current     Unrealized
                               Date       Currency       Value     Gain/(Loss)
                            ---------- -------------- ------------ ------------
  Forward Foreign Currency
   Buy Contracts:
   Australian Dollar......   02/08/00     118,300,000 $ 77,456,950 $    176,890
   British Pound..........   02/08/00      36,400,000   58,668,042     (941,469)
   Canadian Dollar........   02/08/00      15,500,000   10,689,655      168,841
   Danish Krone...........   02/08/00      60,200,000    8,130,290     (605,869)
   Euro...................   02/08/00     154,100,000  154,922,639  (11,343,461)
   Japanese Yen...........   02/09/00   1,610,000,000   15,828,579      307,219
   Swedish Krona..........   02/08/00     360,000,000   42,255,009   (2,216,665)
   Swiss Franc............   02/08/00      18,000,000   11,296,386   (1,017,621)

  Forward Foreign Currency
   Sale Contracts:
   Australian Dollar......   02/08/00      16,300,000   10,672,428        1,627
   British Pound..........   02/08/00      59,500,000   95,899,684      700,053
   Canadian Dollar........   02/08/00      15,500,000   10,689,655     (375,575)
   Danish Krone...........   02/08/00     100,200,000   13,532,476    1,031,478
   Euro...................   02/08/00      32,100,000   32,271,361    1,762,987
   Japanese Yen...........   02/08/00  12,250,000,000  120,434,844   (6,406,723)
   Swedish Krona..........   02/08/00      16,000,000    1,878,000       65,162
                                                                   ------------
    Total.................                                         $(18,693,126)
                                                                   ============

                See accompanying notes to financial statements

 BRINSON GLOBAL SECURITIES FUND                        SCHEDULE OF INVESTMENTS
-------------------------------------------------------------------------------

 December 31, 1999

 NOTES TO SCHEDULE OF INVESTMENTS

 FUTURES CONTRACTS

 The Brinson Global Securities Fund had the following open futures contracts as of December 31, 1999:

                              Expiration    Cost/       Current    Unrealized
                                 Date      Proceeds      Value        Loss
                              ---------- ------------ ------------ -----------
  U.S. Interest Rate Futures
   Buy Contracts
   5 Year U.S. Treasury
    Notes, 1,330 contracts..  March 2000 $131,691,115 $130,381,563 $(1,309,552)
   10 Year U.S. Treasury
    Notes, 247 contracts....  March 2000   24,097,057   23,677,264    (419,793)
   30 Year U.S. Treasury
    Bonds, 225 contracts....  March 2000   20,974,700   20,460,938    (513,762)
  Index Futures Sale
   Contracts S&P 500 Index,
   463 contracts............  March 2000  166,688,334  171,796,150  (5,107,816)
                                                                   -----------
                                                                   $(7,350,923)
                                                                   ===========

 The segregated cash and aggregate market value of investments pledged to cover margin requirements for the open futures positions at December 31, 1999, were $950,600 and $11,997,811, respectively.


                See accompanying notes to financial statements.

 BRINSON GLOBAL SECURITIES FUND                           FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

 STATEMENT OF ASSETS AND LIABILITIES
 DECEMBER 31, 1999

  ASSETS:
   Investments, at value:
    Unaffiliated issuers (Cost $1,320,082,461)..................  $1,339,169,143
    Affiliated issuers (Cost $207,218,588)......................     242,603,623
   Foreign currency, at value (Cost $1,244,894).................       1,248,932
   Cash.........................................................         965,259
   Receivables:
    Investment securities sold..................................          39,002
    Dividends...................................................         871,093
    Interest....................................................       6,701,032
    Fund shares sold............................................         154,684
                                                                 ----------------
      TOTAL ASSETS..............................................   1,591,752,768
                                                                 ----------------
  LIABILITIES:
   Payables:
    Securities loaned...........................................     256,702,678
    Fund shares redeemed........................................       3,616,127
    Variation margin............................................       1,001,231
    Accrued expenses............................................         138,609
   Net unrealized depreciation on forward foreign currency
    contracts...................................................      18,693,126
                                                                 ----------------
      TOTAL LIABILITIES.........................................     280,151,771
                                                                 ----------------
  NET ASSETS:
   Applicable to 77,945,681 shares; no par value, unlimited
    shares authorized...........................................  $1,311,600,997
                                                                 ================
   Net asset value, offering price and redemption price per
    share
    ($1,311,600,997 / 77,945,681 shares)........................  $      16.8271
                                                                 ================
  NET ASSETS CONSIST OF:
   Paid in capital..............................................  $  621,014,406
   Accumulated net investment income............................     242,218,789
   Accumulated net realized gain................................     420,128,801
   Net unrealized appreciation..................................      28,239,001
                                                                 ----------------
      NET ASSETS................................................  $1,311,600,997
                                                                 ================

                See accompanying notes to financial statements.

 BRINSON GLOBAL SECURITIES FUND                           FINANCIAL STATEMENTS
--------------------------------------------------------------------------------


 STATEMENT OF OPERATIONS
 FOR THE YEAR ENDED DECEMBER 31, 1999

  INVESTMENT INCOME:
   Interest (net of $73,959 for foreign taxes withheld;
    including securities lending income of $1,470,006).......... $ 37,385,788
   Dividends (net of $618,603 for foreign taxes withheld).......   11,650,330
                                                                 ------------
      TOTAL INCOME..............................................   49,036,118
                                                                 ------------

  EXPENSES:
   Administration...............................................      280,498
   Custodian....................................................      290,888
   Professional.................................................      162,795
   Other........................................................       80,443
                                                                 ------------
      TOTAL EXPENSES............................................      814,624
      Earnings credits..........................................      (30,026)
                                                                 ------------
      NET EXPENSES..............................................      784,598
                                                                 ------------
      NET INVESTMENT INCOME.....................................   48,251,520
                                                                 ------------

  NET REALIZED AND UNREALIZED GAIN (LOSS):
   Net realized gain (loss) on:
    Investments.................................................   96,273,788
    Futures contracts...........................................  (34,982,971)
    Foreign currency transactions...............................     (296,144)
                                                                 ------------
      Net realized gain.........................................   60,994,673
                                                                 ------------
   Change in net unrealized appreciation or depreciation on:
    Investments and foreign currency............................  (64,742,675)
    Futures contracts...........................................    1,502,182
    Forward foreign currency contracts..........................  (14,656,664)
    Translation of other assets and liabilities denominated in
     foreign currency...........................................     (224,516)
                                                                 ------------
      Change in net unrealized appreciation or depreciation.....  (78,121,673)
                                                                 ------------
   Net realized and unrealized loss.............................  (17,127,000)
                                                                 ------------
   Net increase in net assets resulting from operations......... $ 31,124,520
                                                                 ============


                See accompanying notes to financial statements.

 BRINSON GLOBAL SECURITIES FUND                           FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

 STATEMENT OF CASH FLOWS
 FOR THE YEAR ENDED DECEMBER 31, 1999

  CASH FLOWS FROM OPERATING ACTIVITIES:
   Net increase in net assets resulting from operations...... $    31,124,520
   Adjustments to reconcile net increase in net assets
    resulting
    from operations to net cash provided by operating
    activities:
    Net realized and unrealized loss on investments..........      17,127,000
    Decrease in receivable for investment securities sold....       1,549,064
    Decrease in dividends and interest receivable............       5,695,145
    Decrease in payable for securities purchased.............     (16,756,293)
    Increase in accrued expenses.............................          56,475
    Increase in variation margin.............................         564,132
    Net amortization of premium..............................       2,730,099
                                                              ---------------
      Net cash provided by operating activities .............      42,090,142
                                                              ---------------
  CASH FLOWS FROM INVESTING ACTIVITIES:
   Purchases of investments..................................  (2,007,402,624)
   Proceeds from sales of investments........................   2,471,102,327
   Net realized loss on futures contracts....................     (34,982,971)
   Net realized loss on foreign currency transactions........        (296,144)
   Change in net unrealized appreciation or depreciation on
    futures contracts........................................       1,502,182
   Change in net unrealized appreciation or depreciation on
    other assets and liabilities.............................        (224,516)
   Net decrease in foreign currency..........................       3,728,824
                                                              ---------------
      Net cash provided by investing activities..............     433,427,078
                                                              ---------------
  CASH FLOWS FROM FINANCING ACTIVITIES:
   Net capital shares transactions...........................    (404,529,192)
   Net decrease from securities lending......................     (70,320,774)
                                                              ---------------
      Net cash used for financing activities.................    (474,849,966)
                                                              ---------------
   Net increase in cash......................................         667,254
   Cash at the beginning of the year.........................         298,005
                                                              ---------------
   Cash at the end of the year............................... $       965,259
                                                              ===============

                See accompanying notes to financial statements.

 BRINSON GLOBAL SECURITIES FUND                           FINANCIAL STATEMENTS
--------------------------------------------------------------------------------


 STATEMENTS OF CHANGES IN NET ASSETS

                                                   Year Ended      Year Ended
                                                  December 31,    December 31,
                                                      1999            1998
                                                 --------------  --------------
  OPERATIONS:
   Net investment income.......................  $   48,251,520  $   42,883,896
   Net realized gain...........................      60,994,673      70,853,299
   Change in net unrealized appreciation or
    depreciation...............................     (78,121,673)     18,928,199
                                                 --------------  --------------
   Net increase in net assets resulting from
    operations.................................      31,124,520     132,665,394
                                                 --------------  --------------
  CAPITAL SHARE TRANSACTIONS:
   Shares sold.................................     223,762,698     568,087,613
   Shares redeemed.............................    (627,766,862)   (320,804,675)
                                                 --------------  --------------
   Net increase (decrease) in net assets
    resulting from capital share transactions
    (a)........................................    (404,004,164)    247,282,938
                                                 --------------  --------------
      TOTAL INCREASE (DECREASE) IN NET ASSETS..    (372,879,644)    379,948,332
  NET ASSETS:
   Beginning of period.........................   1,684,480,641   1,304,532,309
                                                 --------------  --------------
   End of period (including accumulated net
    investment income of $242,218,789 and
    $193,967,269, respectively)................  $1,311,600,997  $1,684,480,641
                                                 ==============  ==============
  (a) A summary of capital share transactions
   follows:
                                                     Shares          Shares
                                                 --------------  --------------
   Shares sold.................................      13,587,330      35,546,435
   Shares redeemed.............................     (37,738,143)    (20,097,765)
                                                 --------------  --------------
    Net increase (decrease) in shares
     outstanding...............................     (24,150,813)     15,448,670
                                                 ==============  ==============


                See accompanying notes to financial statements.

 BRINSON GLOBAL SECURITIES FUND                           FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

 The table below sets forth financial data for one share of capital stock outstanding throughout each period presented.

                                       Year Ended December 31,                  Period Ended
                           ---------------------------------------------------- December 31,
                              1999         1998          1997          1996        1995*
                           -----------  -----------   -----------   ----------- ------------
  Net asset value,
   beginning of period...   $  16.4989   $  15.0556    $  13.4788    $  11.7181  $  10.0000
                           -----------  -----------   -----------   ----------- -----------
  Income from investment
   operations:
   Net investment
    income...............       1.2120       0.4800**      0.5456**      0.2844      0.3769
   Net realized and
    unrealized gain
    (loss)...............      (0.8838)      0.9633        1.0312        1.4763      1.3412
                           -----------  -----------   -----------   ----------- -----------
    Total income from
     investment
     operations..........       0.3282       1.4433        1.5768        1.7607      1.7181
                           -----------  -----------   -----------   ----------- -----------
  Net asset value, end of
   period................   $  16.8271   $  16.4989    $  15.0556    $  13.4788  $  11.7181
                           ===========  ===========   ===========   =========== ===========
  Total return
   (non-annualized)......       1.99%        9.59%        11.70%        15.03%      17.18%
  Ratios/Supplemental
   data
   Net assets, end of
    period (in 000s).....   $1,311,601   $1,684,481    $1,304,532    $1,758,509  $  967,554
   Ratio of expenses to
    average net assets:
    Before expense
     reimbursement and
     earnings credits....        0.05%        0.05%         0.05%         0.05%       0.14%***
    After expense
     reimbursement and
     earnings credits....          N/A          N/A           N/A           N/A       0.05%***
   Ratio of net
    investment income to
    average net assets:
    Before expense
     reimbursement and
     earnings credits....        3.07%        3.02%         3.72%         4.36%       4.95%***
    After expense
     reimbursement and
     earnings credits....          N/A          N/A           N/A           N/A       5.04%***
   Portfolio turnover
    rate.................          81%          80%          138%          155%        158%

 *  The Fund commenced operations April 28, 1995.
 ** The net investment income per share data was determined by using average shares outstanding during the period.
 *** Annualized
   N/A = Not Applicable


                See accompanying notes to financial statements.

 BRINSON U.S. EQUITY FUND
--------------------------------------------------------------------------------


Since its inception on August 31, 1997, the Brinson U.S. Equity Fund has provided an annualized return of 7.80%, compared to the 23.69% return of its benchmark, the Wilshire 5000 Equity Index. The annualized volatility of the Brinson U.S. Equity Fund has been 17.92% since its inception, below the 18.10% volatility for the benchmark. In 1999, the Fund's total return of -3.18% trailed the 23.56% return for its benchmark. While these results are disappointing, we feel that the Fund is now well positioned as we move into the year 2000. Recent events and stratification of the U.S. market make our current investment strategies very appealing and our conviction remains higher than ever.

Market exposure (average beta of .96) detracted modestly from Fund relative performance in the very strong equity environment that characterized 1999. Factor positions detracted from performance for the full year. The most significant negatives were the underexposure to stocks ranked high in relative strength and size and low in earnings/price, as a relatively narrow segment of the largest capitalization stocks, especially in the technology sector, continued to dominate market performance. Fundamentally driven investment styles tend to perform poorly in such narrow momentum-driven market environments. The Fund has minimal exposure to these largest stocks based upon our analysis, which indicates they are meaningfully overextended.

Industry weighting also detracted from active returns during 1999. The underweight in the technology software and hardware sectors had the largest negative effect on performance. Investors have been willing to pay significant premiums for recent strong relative revenue growth and to extrapolate perceived earnings growth far into the future--in spite of rising interest rates which usually dampen high-multiple issues. We believe there is a low probability that such high implied earnings and profitability levels can be achieved, much less sustained, in a competitive economy. Our overweight in economically sensitive construction and transportation stocks also detracted from performance due to concerns over higher energy costs and fears that higher interest rates would pressure building activity. The pick-up in the global industrial economy helps a number of more economically sensitive sectors that have been in recession-like conditions for much of the past two years. Our exposure in the construction area is oriented toward non-residential infrastucture and basic building materials, and is not dependent upon higher residential construction spending.

Stock selection had the largest negative impact on active returns for the full year. Among large capitalization issues, the best performers were Corning, First Data and Computer Sciences, while the most detrimental to performance were our weightings in Xerox, Lockheed Martin, FDX Corp and Raytheon. Given the shift toward momentum-based styles, investors had little tolerance for shortfalls in quarterly earnings and severely punished such disappointments. In the intermediate capitalization segment of the Fund, the most positive contributors were General Instrument, Circuit City and Allergan, while the weakest were Advanced Micro Devices, Fort James and Federal Mogul.

 BRINSON U.S. EQUITY FUND
--------------------------------------------------------------------------------

Total Return

                            6 Months  1 Year  Annualized
                             Ended    Ended    8/31/97*
                            12/31/99 12/31/99 to 12/31/99
---------------------------------------------------------
Brinson U.S. Equity Fund     -12.32%  -3.18%      7.80%
---------------------------------------------------------
Wilshire 5000 Equity Index    10.45   23.56      23.69
---------------------------------------------------------

*Performance inception date of the Brinson U.S. Equity Fund

All returns over one year are average annualized returns.

Illustration of an Assumed Investment of $100,000

This chart shows the growth in the value of an investment in the Brinson U.S. Equity Fund and the Wilshire 5000 Equity Index if you had invested $100,000 on August 31, 1997. Past performance is no guarantee of future results. Share price and return will vary with market conditions; investors may realize a gain or loss upon redemption.

Brinson U.S. Equity Fund vs. Wilshire 5000 Equity Index

                                   [GRAPH]
              Brinson U.S. Equity Fund      Wilshire 5000 Equity Index
 8/31/97              100,000                        100,000
 9/30/97              104,257                        105,901
10/31/97               98,531                        102,373
11/30/97              100,718                        105,725
12/31/97              103,067                        107,679
 1/31/98              103,809                        108,264
 2/28/98              112,855                        116,145
 3/31/98              119,441                        121,958
 4/30/98              118,337                        123,406
 5/31/98              116,730                        120,122
 6/30/98              117,596                        124,334
 7/31/98              114,727                        121,609
 8/31/98               98,428                        102,671
 9/30/98              105,613                        109,378
10/31/98              113,721                        117,515
11/30/98              118,588                        124,915
12/31/98              123,079                        132,909
 1/31/99              122,444                        137,794
 2/28/99              118,063                        132,799
 3/31/99              121,869                        137,924
 4/30/99              132,496                        144,535
 5/31/99              130,852                        141,371
 6/30/99              135,980                        148,690
 7/31/99              130,382                        143,923
 8/31/99              126,096                        142,581
 9/30/99              117,234                        138,856
10/31/99              117,455                        147,686
11/30/99              118,317                        152,632
12/31/99              119,159                        164,222


Fund returns are net of all fees and costs, while the index returns are based solely on market returns without deduction for fees or transaction costs for rebalancing.

 BRINSON U.S. EQUITY FUND
--------------------------------------------------------------------------------

INDUSTRY DIVERSIFICATION

As a Percent of Net Assets
As of December 31, 1999

U.S. EQUITIES
Energy.................................................................    0.59%
Capital Investment
 Capital Goods.........................................................    5.01
 Technology............................................................   16.99
                                                                        -------
                                                                          22.00
Basic Industries
 Chemicals.............................................................    2.57
 Housing/Paper.........................................................    8.50
 Metals................................................................    3.89
                                                                        -------
                                                                          14.96
Consumer
 Non-Durables..........................................................    2.10
 Retail/Apparel........................................................    5.67
 Autos/Durables........................................................    3.52
 Health: Drugs.........................................................    5.75
 Health: Non-Drugs.....................................................    5.06
                                                                        -------
                                                                          22.10
Financial
 Banks.................................................................    8.93
 Non-Banks.............................................................    5.05
                                                                        -------
                                                                          13.98
Utilities
 Electric..............................................................    5.21
 Telephone.............................................................    3.52
                                                                        -------
                                                                           8.73
Transportation.........................................................    8.07
Services/Misc..........................................................    7.69
                                                                        -------
                                                                          15.76
                                                                        -------
 Total U.S. Equities...................................................   98.12*
                                                                        -------
SHORT-TERM INVESTMENTS.................................................    1.54*
                                                                        -------
 TOTAL INVESTMENTS.....................................................   99.66
CASH AND OTHER ASSETS,
 LESS LIABILITIES......................................................    0.34
                                                                        -------
NET ASSETS.............................................................  100.00%
                                                                        =======

* The Fund held a long position in stock index futures which increased the U.S. Equity exposure from 98.12% to 99.75%. This adjustment resulted in a net decrease to the Fund's exposure to Short-Term Investments from 1.54% to (0.09)%.
TOP TEN U.S. EQUITY HOLDINGS

As of December 31, 1999

                                                                      Percent of
                                                                      Net Assets
------------------------------------------------------------
 1. FDX Corp. .......................................................    3.77%
 2. Electronic Data Systems Corp.....................................    3.66
 3. Burlington Northern Santa Fe Corp................................    3.05
 4. General Instrument Corp. ........................................    2.64
 5. CIGNA Corp.......................................................    2.46
 6. Allergan, Inc. ..................................................    2.25
 7. Compuware Corp. .................................................    2.24
 8. Compaq Computer Corp.............................................    2.11
 9. Nextel Communications, Inc. .....................................    2.08
10. First Data Corp..................................................    2.03
------------------------------------------------------------

 BRINSON U.S. EQUITY FUND                              SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------

 December 31, 1999

                                                         Shares       Value
                                                      ------------ ------------

  U.S. Equities - 98.12%
  Advanced Micro Devices, Inc. (b)...................      109,500 $  3,168,656
  Allergan, Inc. (b).................................       92,600    4,606,850
  Alza Corp. (b).....................................       44,300    1,533,888
  American Standard Cos., Inc. (b)...................       53,000    2,431,375
  AmSouth Bancorp. ..................................       61,949    1,196,390
  Aon Corp. .........................................       57,825    2,313,000
  Armstrong World Industries, Inc. ..................       14,000      467,250
  Baxter International, Inc. ........................       56,400    3,542,625
  Burlington Northern Santa Fe Corp. ................      257,700    6,249,225
  Central & South West Corp. ........................      139,900    2,798,000
  Champion Enterprises, Inc. (b).....................       45,200      387,025
  Champion International Corp. ......................       16,000      991,000
  Chase Manhattan Corp. .............................       44,600    3,464,862
  CIGNA Corp. .......................................       62,500    5,035,156
  Circuit City Stores--Circuit City Group............       42,400    1,910,650
  CMS Energy Corp. ..................................       47,500    1,481,406
  CommScope, Inc. (b)................................       18,666      752,473
  Compaq Computer Corp. .............................      159,800    4,324,587
  Computer Sciences Corp. (b)........................       35,000    3,311,875
  Compuware Corp. (b)................................      123,000    4,581,750
  Consolidated Stores Corp. (b)......................       63,400    1,030,250
  Corning, Inc. .....................................       17,100    2,204,831
  Covance, Inc. (b)..................................       29,950      323,834
  Delhaize America, Inc. ............................       32,267      655,423
  Dial Corp. ........................................       34,700      843,644
  Dominion Resources, Inc. ..........................       70,700    2,774,975
  Eastman Chemical Co. ..............................       28,400    1,354,325
  Electronic Data Systems Corp. .....................      111,900    7,490,306
  Eli Lilly and Co. .................................       24,200    1,609,300
  Emerson Electric Co. ..............................       64,000    3,672,000
  Entergy Corp. .....................................       77,600    1,998,200
  FDX Corp. (b)......................................      188,500    7,716,719
  Federal-Mogul Corp. ...............................       71,100    1,430,888
  Federated Department Stores, Inc. (b)..............       18,400      930,350
  First Data Corp. ..................................       84,124    4,148,365
  Fleet Boston Financial Corp. ......................       97,741    3,402,609
  Fleetwood Enterprises, Inc. .......................       32,900      678,563
  Fort James Corp. ..................................       89,200    2,441,850
  Gateway, Inc. (b)..................................       22,300    1,606,994
  GATX Corp. ........................................       20,600      695,250
  General Instrument Corp. (b).......................       63,700    5,414,500
  Genzyme Corp. (b)..................................       33,800    1,521,000
  GreenPoint Financial Corp. ........................       98,900    2,355,056
  Hibernia Corp. ....................................       75,000      796,875
  Household International, Inc. .....................       83,400    3,106,650
  Illinois Tool Works, Inc. .........................       58,000    3,918,625

 BRINSON U.S. EQUITY FUND                              SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------


 December 31, 1999

                                                         Shares       Value
                                                      ------------ ------------

  U.S. Equities - (continued)
  IMC Global, Inc. ..................................      109,500 $  1,793,063
  Johnson Controls, Inc. ............................       30,200    1,717,625
  Kimberly-Clark Corp. ..............................       56,700    3,699,675
  Kroger Co. (b).....................................       42,800      807,850
  Lafarge Corp. .....................................       38,200    1,055,275
  Lear Corp. (b).....................................       61,700    1,974,400
  Lexmark International Group, Inc. (b)..............       12,200    1,104,100
  Lincoln National Corp. ............................       25,200    1,008,000
  Lockheed Martin Corp. .............................       92,868    2,031,488
  Lyondell Chemical Co. .............................       74,100      944,775
  Martin Marietta Materials, Inc. ...................       30,663    1,257,183
  Masco Corp. .......................................      160,700    4,077,762
  Mattel, Inc. ......................................      160,200    2,102,625
  Mead Corp. ........................................       33,100    1,437,781
  Monsanto Co. ......................................       53,700    1,913,063
  National Service Industries, Inc. .................       25,300      746,350
  New York Times Co. ................................       44,800    2,200,800
  Newell Rubbermaid, Inc. ...........................      105,700    3,065,300
  Nextel Communications, Inc. (b)....................       41,400    4,269,375
  Norfolk Southern Corp. ............................       91,200    1,869,600
  Owens-Illinois, Inc. (b)...........................       23,400      586,463
  Peco Energy Co. ...................................       46,400    1,612,400
  Pentair, Inc. .....................................       34,500    1,328,250
  Philip Morris Companies, Inc. .....................       81,700    1,894,419
  PNC Bank Corp. ....................................       41,900    1,864,550
  Praxair, Inc. .....................................       23,200    1,167,250
  Raytheon Co., Class B..............................       90,200    2,395,937
  Reliaster Financial Corp. .........................       25,300      991,444
  SBC Communications, Inc. ..........................       60,200    2,934,750
  Southdown, Inc. ...................................       35,504    1,832,894
  St. Jude Medical, Inc. (b).........................       72,900    2,237,119
  Torchmark Corp. ...................................       34,400      999,750
  Tyson Foods, Inc. .................................       95,800    1,556,750
  U.S. Bancorp.......................................       66,055    1,572,935
  Ultramar Diamond Shamrock Corp. ...................       53,122    1,205,205
  Unisys Corp. (b)...................................       41,200    1,315,825
  United Healthcare Corp. ...........................       51,500    2,735,937
  USG Corp. .........................................       23,600    1,112,150
  Viad Corp. ........................................       50,600    1,410,475
  W.W. Grainger, Inc. ...............................       31,200    1,491,750
  Watson Pharmaceutical Co. .........................       58,900    2,109,356
  Wells Fargo and Co. ...............................       89,900    3,635,331
  Westvaco Corp. ....................................       41,200    1,344,150
  Xerox Corp. .......................................      124,800    2,831,400
  York International Corp. ..........................       38,400    1,053,600
                                                                   ------------
  Total Equities (Cost $211,049,574).................               200,965,605
                                                                   ------------

 BRINSON U.S. EQUITY FUND                              SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------

 December 31, 1999

                                                        Shares        Value
                                                     ------------ -------------

  Short-Term Investments - 1.54%
  Investment Companies - 1.54%
  Brinson Supplementary Trust U.S. Cash Management
   Prime Fund (Cost $3,153,198)....................     3,153,198  $  3,153,198
                                                                  -------------
  Total Investments (Cost $214,202,772) - 99.66%
   (a).............................................                 204,118,803
  Cash and other assets, less liabilities - 0.34%..                     706,369
                                                                  -------------
  Net Assets - 100%................................                $204,825,172
                                                                  =============

 NOTES TO SCHEDULE OF INVESTMENTS

 (a) Aggregate cost for federal income tax purposes was $214,202,772; and net unrealized depreciation consisted of:

         Gross unrealized appreciation...........  $ 23,457,654
         Gross unrealized depreciation...........   (33,541,623)
                                                  -------------
             Net unrealized depreciation.........  $(10,083,969)
                                                  =============

 (b)   Non-income producing security.

 FUTURES CONTRACTS
 The Brinson U.S. Equity Fund had the following open futures contracts as of December 31, 1999:

                                    Expiration             Current   Unrealized
                                       Date       Cost      Value       Gain
                                    ---------- ---------- ---------- ----------
  Index Futures Buy Contracts
  S&P 500 Index, 9 contracts....... March 2000 $3,269,763 $3,339,450   $69,687
                                                                      ========

 The segregated cash pledged to cover margin requirements for the open futures positions at December 31, 1999 was $168,750.


                See accompanying notes to financial statements.

 BRINSON U.S. EQUITY FUND                                 FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

STATEMENT OF ASSETS AND LIABILITIES
DECEMBER 31, 1999

ASSETS:
 Investments, at value:
  Unaffiliated issuers (Cost $211,049,574)........................  $200,965,605
  Affiliated issuers (Cost $3,153,198)............................     3,153,198
 Cash.............................................................       393,750
 Receivables:
  Dividends.......................................................       296,926
  Interest........................................................        17,695
  Variation margin................................................         7,650
  Due from Advisor................................................         1,408
                                                                   -------------
    TOTAL ASSETS..................................................   204,836,232
                                                                   -------------
LIABILITIES:
 Payables:
  Accrued expenses................................................        11,060
                                                                   -------------
    TOTAL LIABILITIES.............................................        11,060
                                                                   -------------
NET ASSETS:
 Applicable to 17,189,281 shares; no par value, unlimited shares authorized......................................................  $204,825,172
                                                                   =============
 Net asset value, offering price and redemption price per share
  ($204,825,172 / 17,189,281 shares)..............................  $    11.9159
                                                                   =============
NET ASSETS CONSIST OF:
 Paid in capital..................................................  $193,919,404
 Accumulated net investment income................................     6,316,157
 Accumulated net realized gain....................................    14,603,893
 Net unrealized depreciation......................................   (10,014,282)
                                                                   -------------
    NET ASSETS....................................................  $204,825,172
                                                                   =============


                See accompanying notes to financial statements.

 BRINSON U.S. EQUITY FUND                                 FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

STATEMENT OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 1999

INVESTMENT INCOME:
 Dividends....................................................... $  2,941,858
 Interest........................................................      476,153
                                                                  ------------
    TOTAL INCOME.................................................    3,418,011
                                                                  ------------
EXPENSES:
 Professional....................................................       38,277
 Custodian.......................................................        4,909
 Trustees........................................................        4,745
 Other...........................................................        4,393
                                                                  ------------
    TOTAL EXPENSES...............................................       52,324
    Earnings credits.............................................       (1,907)
    Expenses reimbursed by Advisor...............................      (30,400)
                                                                  ------------
    NET EXPENSES.................................................       20,017
                                                                  ------------
    NET INVESTMENT INCOME........................................    3,397,994
                                                                  ------------
NET REALIZED AND UNREALIZED GAIN (LOSS):
 Net realized gain on:
  Investments....................................................    6,542,021
  Futures contracts..............................................      436,853
                                                                  ------------
    Net realized gain............................................    6,978,874
                                                                  ------------
 Change in net unrealized appreciation or depreciation on:
  Investments....................................................  (18,261,980)
  Futures contracts..............................................      (75,954)
                                                                  ------------
    Change in net unrealized appreciation or depreciation........  (18,337,934)
                                                                  ------------
 Net realized and unrealized loss................................  (11,359,060)
                                                                  ------------
 Net decrease in net assets resulting from operations............ $ (7,961,066)
                                                                  ============



                See accompanying notes to financial statements.

 BRINSON U.S. EQUITY FUND                                 FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

STATEMENTS OF CHANGES IN NET ASSETS

                                                   Year Ended     Year Ended
                                                  December 31,   December 31,
                                                      1999           1998
                                                  -------------  -------------
OPERATIONS:
 Net investment income...........................  $  3,397,994   $  2,562,158
 Net realized gain...............................     6,978,874      7,555,616
 Change in net unrealized appreciation or
  depreciation...................................   (18,337,934)     8,075,012
                                                  -------------  -------------
 Net increase (decrease) in net assets resulting
  from operations................................    (7,961,066)    18,192,786
                                                  -------------  -------------
CAPITAL SHARE TRANSACTIONS:
 Shares sold.....................................    51,083,970    100,954,362
 Shares redeemed.................................   (17,269,810)   (13,805,858)
                                                  -------------  -------------
 Net increase in net assets resulting from
  capital share transactions (a).................    33,814,160     87,148,504
                                                  -------------  -------------
    TOTAL INCREASE IN NET ASSETS.................    25,853,094    105,341,290
                                                  -------------  -------------
NET ASSETS:
 Beginning of period.............................   178,972,078     73,630,788
                                                  -------------  -------------
 End of period (including accumulated net
  investment income of $6,316,157 and $2,918,163,
  respectively)..................................  $204,825,172   $178,972,078
                                                  =============  =============

(a) A summary of capital share transactions fol-lows:

                                                     Shares         Shares
                                                  -------------  -------------
 Shares sold.....................................     4,044,568      8,606,307
 Shares redeemed.................................    (1,396,513)    (1,209,048)
                                                  -------------  -------------
  Net increase in shares outstanding.............     2,648,055      7,397,259
                                                  =============  =============



                See accompanying notes to financial statements.

 BRINSON U.S. EQUITY FUND                                 FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

The table below sets forth financial data for one share of capital stock outstanding throughout each period presented.

                                          Year Ended   Year Ended  Period Ended
                                         December 31, December 31, December 31,
                                             1999         1998         1997*
                                         ------------ ------------ ------------
Net asset value, beginning of period....   $12.3079     $10.3067     $10.0000
                                          ---------    ---------    ---------
Income (loss) from investment
 operations:
 Net investment income..................     0.1668       0.1508       0.0498
 Net realized and unrealized gain
  (loss)................................    (0.5588)      1.8504       0.2569
                                          ---------    ---------    ---------
  Total income (loss) from investment
   operations...........................    (0.3920)      2.0012       0.3067
                                          ---------    ---------    ---------
Net asset value, end of period..........   $11.9159     $12.3079     $10.3067
                                          =========    =========    =========
Total return (non-annualized)...........    (3.18)%       19.42%        3.07%
Ratios/Supplemental data
 Net assets, end of period (in 000s)....   $204,825     $178,972     $ 73,631
 Ratio of expenses to average net
  assets:
  Before expense reimbursement and
   earnings credits.....................      0.03%        0.02%        0.05%**
  After expense reimbursement and
   earnings credits.....................      0.01%        0.01%        0.01%**
 Ratio of net investment income to
  average net assets:
  Before expense reimbursement and
   earnings credits.....................      1.68%        1.78%        2.01%**
  After expense reimbursement and
   earnings credits.....................      1.70%        1.79%        2.05%**
 Portfolio turnover rate................        51%          46%           9%

* The Fund commenced operations August 29, 1997.
** Annualized



                See accompanying notes to financial statements.

 BRINSON U.S. LARGE CAPITALIZATION EQUITY FUND
--------------------------------------------------------------------------------

Since its inception on April 30, 1999, the Brinson U.S. Large Capitalization Equity Fund has provided a return of -18.04%, compared to the 11.00% return of its benchmark, the S&P 500 Equity Index. Results for the six month period were also disappointing, with the Fund returning -17.80% versus the benchmark return of 7.71%. While these results are well below our expectations, we feel the Fund is very well positioned to take advantage of the current market environment-- which has seen many sectors and market segments driven to extreme levels of over- and undervaluation.

For 1999, market exposure detracted very modestly from active returns, consistent with a slightly below market beta and very strong equity market returns. Results suffered from an underweight in the high momentum, high price/earnings and large capitalization stocks. Our Fund has minimal exposure to such stocks based upon our valuation analysis, which indicates they are overvalued. Industry exposures also detracted from active returns, with negative contributions from the relative underweights in semiconductors and computer software and overweights in railroads and tobacco. These negative returns were only partially offset by positive contributions from our underweights in food and beverages, drugs and specialty retail and overweights in information services.

Stock selection had the largest negative impact on active returns for the full year. The strongest contributors were Corning, First Data and Computer Sciences while the biggest detractors were Xerox, Lockheed Martin, FDX Corp., and Raytheon. Given the momentum orientation of the current market environment, companies that reported any disappointment in expected earnings were heavily penalized.

A relatively narrow segment of the largest capitalization stocks, especially in the technology sector, continued to dominate market performance. Technology, with a return of 79% for the year, had the best return of any sector and given its heavy weighting in the S&P 500 Index (30% at year-end), resulted in contributing about 67% of the Index's year-to-date return. We believe investors have been too willing to pay significant premiums for the perception of strong top-line growth and to assume strong relative earnings growth far into the future. We remain convinced that there are greater relative values away from such issues, which are dominated by momentum investors. Specifically, the Fund's most important factor exposures, as we enter 2000, include underweights in size, momentum and growth and overweights in the traditional value measures of earnings/price, book/price and yield. From an industry standpoint, the Fund is underweight in transportation, banks, information services and electric utilities.

 BRINSON U.S. LARGE CAPITALIZATION EQUITY FUND
--------------------------------------------------------------------------------

Total Return

                                                 6 Months 4/30/99*
                                                  Ended      to
                                                 12/31/99 12/31/99
------------------------------------------------------------------
  Brinson U.S. Large Capitalization Equity Fund   -17.80%  -18.04%
------------------------------------------------------------------
  Standard & Poor's (S&P) 500 Equity Index          7.71    11.00
------------------------------------------------------------------

 *Performance inception date of the Brinson U.S. Large Capitalization Equity
 Fund

Illustration of an Assumed Investment of $100,000

This chart shows the growth in the value of an investment in the Brinson U.S. Large Capitalization Equity Fund and the S&P 500 Equity Index if you had invested $100,000 on April 30, 1999. Past performance is no guarantee of future results. Share price and return will vary with market conditions; investors may realize a gain or loss upon redemption.

Brinson U.S. Large Capitalization Equity Fund vs. S&P 500 Equity Index

                                   [GRAPH]
                   Brinson U.S. Large
               Capitalization Equity Fund        S&P 500 Equity Index
 4/30/99                 100,000                       100,000
 5/31/99                  97,074                        97,639
 6/30/99                  99,706                       103,060
 7/31/99                  94,900                        99,840
 8/31/99                  92,286                        99,346
 9/30/99                  84,256                        96,623
10/31/99                  83,956                       102,738
11/30/99                  83,199                       104,826
12/31/99                  81,936                       111,001


Fund returns are net of all fees and costs, while the index returns are based solely on market returns without deduction for fees or transaction costs for rebalancing.

 BRINSON U.S. LARGE CAPITALIZATION EQUITY FUND
--------------------------------------------------------------------------------

INDUSTRY DIVERSIFICATION

As a Percent of Net Assets
As of December 31, 1999

U.S. EQUITIES
Capital Investment
 Capital Goods.........................................................    5.43%
 Technology............................................................   18.84
                                                                        --------
                                                                          24.27
Basic Industries
 Chemicals.............................................................    1.17
 Housing/Paper.........................................................    3.03
 Metals................................................................    6.38
                                                                        --------
                                                                          10.58
Consumer
 Health: Drugs.........................................................    3.20
 Health: Non-Drugs.....................................................    4.77
 Non-Durables..........................................................    1.61
 Retail/Apparel........................................................    4.69
                                                                        --------
                                                                          14.27
Financial
 Banks.................................................................   11.28
 Non-Banks.............................................................    5.36
                                                                        --------
                                                                          16.64
Utilities
 Electric..............................................................    5.86
 Telephone.............................................................    2.26
                                                                        --------
                                                                           8.12
Transportation.........................................................   12.68
Services/Misc..........................................................    8.69
                                                                        --------
                                                                          21.37
                                                                        --------
 Total U.S. Equities...................................................   95.25
SHORT-TERM INVESTMENTS.................................................    5.96
                                                                        --------
TOTAL INVESTMENTS......................................................  101.21
LIABILITIES, LESS CASH AND OTHER ASSETS................................   (1.21)
                                                                        --------
NET ASSETS.............................................................  100.00%
                                                                        ========

TOP TEN U.S. EQUITY HOLDINGS

As of December 31, 1999

                                                                      Percent of
                                                                      Net Assets
--------------------------------------------------------------------------------
 1. Electronic Data Systems Corp. ...................................    6.22%
 2. FDX Corp. .......................................................    6.18
 3. Burlington Northern Santa Fe Corp. ..............................    5.07
 4. CIGNA Corp. .....................................................    3.74
 5. Compuware Corp. .................................................    3.46
 6. Compaq Computer Corp. ...........................................    3.45
 7. First Data Corp. ................................................    3.43
 8. Masco Corp. .....................................................    3.24
 9. Illinois Tool Works, Inc. .......................................    3.14
10. Kimberly-Clark Corp. ............................................    3.03
--------------------------------------------------------------------------------

 BRINSON U.S. LARGE CAPITALIZATION
 EQUITY FUND                                           SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------


December 31, 1999

                                                                Shares  Value
                                                                ------ --------

U.S. Equities - 95.25%
Aon Corp.......................................................    350 $ 14,000
Baxter International, Inc......................................    400   25,125
Burlington Northern Santa Fe Corp..............................  1,800   43,650
Central & South West Corp. ....................................    900   18,000
Chase Manhattan Corp...........................................    300   23,306
CIGNA Corp.....................................................    400   32,225
Compaq Computer Corp...........................................  1,100   29,769
Computer Sciences Corp. (b)....................................    200   18,925
Compuware Corp. (b)............................................    800   29,800
Corning, Inc...................................................    100   12,894
Dominion Resources, Inc........................................    500   19,625
Electronic Data Systems Corp...................................    800   53,550
Eli Lilly and Co...............................................    200   13,300
Emerson Electric Co. ..........................................    400   22,950
Entergy Corp...................................................    500   12,875
FDX Corp. (b)..................................................  1,300   53,219
First Data Corp. ..............................................    600   29,587
Fleet Boston Financial Corp. ..................................    700   24,369
Gateway, Inc. (b)..............................................    200   14,413
Household International, Inc. .................................    600   22,350
Illinois Tool Works, Inc.......................................    400   27,025
Kimberly-Clark Corp............................................    400   26,100
Kroger Co. (b).................................................    300    5,663
Lockheed Martin Corp. .........................................    700   15,312
Masco Corp. ...................................................  1,100   27,912
Mattel, Inc. ..................................................  1,100   14,438
Monsanto Co....................................................    400   14,250
Newell Rubbermaid, Inc.........................................    700   20,300
Norfolk Southern Corp. ........................................    600   12,300
Philip Morris Companies, Inc...................................    600   13,913
PNC Bank Corp. ................................................    300   13,350
Praxair, Inc...................................................    200   10,063
Raytheon Co., Class B..........................................    700   18,594
SBC Communications, Inc........................................    400   19,500
U.S. Bancorp...................................................    500   11,906
United Healthcare Corp. .......................................    300   15,937
Wells Fargo and Co.............................................    600   24,262
Xerox Corp.....................................................    700   15,881
                                                                       --------
Total U.S. Equities (Cost $908,034)............................         820,638
                                                                       --------

 BRINSON U.S. LARGE CAPITALIZATION
 EQUITY FUND                                           SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------


December 31, 1999

                                                             Shares   Value
                                                             ------ ---------

Short-Term Investments - 5.96%
Investment Companies - 5.96%
Brinson Supplementary Trust U.S. Cash Management Prime Fund
 (Cost $51,379) ............................................ 51,379  $ 51,379
                                                                    ---------
Total Investments (Cost $959,413) - 101.21% (a).............          872,017
Liabilities, less cash and other assets - (1.21)%...........          (10,396)
                                                                    ---------
Net Assets - 100%...........................................         $861,621
                                                                    =========

NOTES TO SCHEDULE OF INVESTMENTS

(a) Aggregate cost for federal income tax purposes was $959,413; and net unrealized depreciation consisted of:

         Gross unrealized appreciation..............  $  35,860
         Gross unrealized depreciation..............   (123,256)
                                                     ----------
             Net unrealized depreciation............  $ (87,396)
                                                     ==========

(b)  Non-income producing security.



                 See accompanying notes to financial statements

 BRINSON U.S. LARGE CAPITALIZATION EQUITY FUND
                                                          FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

STATEMENT OF ASSETS AND LIABILITIES
DECEMBER 31, 1999


ASSETS:
 Investments, at value:
  Unaffiliated issuers (Cost $908,034)............................ $   820,638
  Affiliated issuers (Cost $51,379)...............................      51,379
 Receivables:
  Due from Advisor................................................       3,583
  Dividends.......................................................       1,707
  Interest........................................................         203
                                                                   -----------
    TOTAL ASSETS..................................................     877,510
                                                                   -----------
LIABILITIES:
 Payables:
  Accrued expenses................................................      15,889
                                                                   -----------
    TOTAL LIABILITIES.............................................      15,889
                                                                   -----------
NET ASSETS:
 Applicable to 105,123 shares; no par value, unlimited shares
  authorized...................................................... $   861,621
                                                                   ===========
 Net asset value, offering price and redemption price per share
  ($861,621 / 105,123 shares)..................................... $    8.1963
                                                                   ===========
NET ASSETS CONSIST OF:
 Paid in capital.................................................. $ 3,153,301
 Accumulated net investment income................................     138,701
 Accumulated net realized loss....................................  (2,342,985)
 Net unrealized depreciation......................................     (87,396)
                                                                   -----------
    NET ASSETS.................................................... $   861,621
                                                                   ===========


                See accompanying notes to financial statements.

 BRINSON U.S. LARGE CAPITALIZATION EQUITY FUND
                                                          FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

STATEMENT OF OPERATIONS
FOR THE PERIOD ENDED DECEMBER 31, 1999*


INVESTMENT INCOME:
 Dividends....................................................... $    119,050
 Interest........................................................       20,381
                                                                  ------------
    TOTAL INCOME.................................................      139,431
                                                                  ------------
EXPENSES:
 Professional....................................................       11,932
 Trustees........................................................        3,140
 Custodian.......................................................          660
 Other...........................................................        2,894
                                                                  ------------
    TOTAL EXPENSES...............................................       18,626
    Expense reimbursed by Advisor................................      (17,896)
                                                                  ------------
    NET EXPENSES.................................................          730
                                                                  ------------
    NET INVESTMENT INCOME........................................      138,701
                                                                  ------------
NET REALIZED AND UNREALIZED GAIN (LOSS):
 Net realized loss on:
  Investments....................................................   (2,324,159)
  Futures contracts..............................................      (18,826)
                                                                  ------------
    Net realized loss............................................   (2,342,985)
                                                                  ------------
 Change in net unrealized appreciation or depreciation on:
  Investments....................................................      (87,396)
                                                                  ------------
 Net realized and unrealized loss................................   (2,430,381)
                                                                  ------------
 Net decrease in net assets resulting from operations............ $ (2,291,680)
                                                                  ============

* The Fund commenced operations April 30, 1999.



                See accompanying notes to financial statements.

 BRINSON U.S. LARGE CAPITALIZATION EQUITY FUND
                                                          FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

STATEMENT OF CHANGES IN NET ASSETS


                                                                 Period Ended
                                                                 December 31,
                                                                     1999*
                                                                 -------------
OPERATIONS:
 Net investment income..........................................  $    138,701
 Net realized loss..............................................    (2,342,985)
 Change in net unrealized appreciation or depreciation..........       (87,396)
                                                                 -------------
 Net decrease in net assets resulting from operations...........    (2,291,680)
                                                                 -------------
CAPITAL SHARE TRANSACTIONS:
 Shares sold....................................................    14,265,908
 Shares redeemed................................................   (11,112,617)
                                                                 -------------
 Net increase in net assets resulting from capital share
  transactions (a)..............................................     3,153,291
                                                                 -------------
    TOTAL INCREASE IN NET ASSETS................................       861,611
                                                                 -------------
NET ASSETS:
 Beginning of period............................................            10
                                                                 -------------
 End of period (including accumulated net investment income of
  $138,701).....................................................  $    861,621
                                                                 =============
(a) A summary of capital share transactions follows:
                                                                    Shares
                                                                 -------------
 Shares sold....................................................     1,429,122
 Shares redeemed................................................    (1,324,000)
                                                                 -------------
  Net increase in shares outstanding............................       105,122
                                                                 =============

* The Fund commenced operations April 30, 1999.



                See accompanying notes to financial statements.

 BRINSON U.S. LARGE CAPITALIZATION EQUITY FUND
                                                          FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

The table below sets forth financial data for one share of capital stock outstanding throughout each period presented.

                                                                   Period Ended
                                                                   December 31,
                                                                      1999*
                                                                   ------------
Net asset value, beginning of period..............................   $10.0000
                                                                    ---------
 Net investment income............................................     1.3195
 Net realized and unrealized loss.................................    (3.1232)
                                                                    ---------
  Total loss from investment operations...........................    (1.8037)
                                                                    ---------
Net asset value, end of period....................................   $ 8.1963
                                                                    =========
Total return (non-annualized).....................................    (18.04)%
Ratios/Supplemental data
 Net assets, end of period (in 000s)..............................   $    862
 Ratio of expenses to average net assets:
  Before expense reimbursement....................................      0.26%**
  After expense reimbursement.....................................      0.01%**
 Ratio of net investment income to average net assets:
  Before expense reimbursement....................................      1.66%**
  After expense reimbursement.....................................      1.91%**
Portfolio turnover rate...........................................       142%

* The Fund commenced operations April 30, 1999.
** Annualized



                See accompanying notes to financial statements.

 BRINSON U.S. LARGE CAPITALIZATION VALUE EQUITY FUND
--------------------------------------------------------------------------------

Since its inception on June 30, 1998, the Brinson U.S. Large Capitalization Value Equity Fund has returned 2.27% compared to the 6.98% return of its benchmark, the Russell 1000 Value Index. The Fund's annualized volatility or risk over that period has been 19.47% compared to 19.52% for the index. In 1999, the U.S. Large Capitalization Value Equity Fund's total return of -0.27% lagged the 7.33% return of the benchmark. This has been a very difficult period for active value managers, with the broad market being carried higher by very large, momentum-driven stocks and market segments (i.e. technology, telecommunications).

The Fund's market exposure added modestly to active returns consistent with a slightly above-market beta and very strong equity market returns. The Fund's positions in the broad risk factors also added modestly to performance, especially overweight positions in trading activity and more volatile stocks compared to the Russell 1000 Value Index.

Industry exposures detracted from active returns with the most negative contributions resulting from the relative underweights in telecommunication service, media, energy and financial asset management stocks. Our underweight in the telecommunication service industry is based on our judgment that the forces of deregulation and new technology will increase competition and lower profitability for the telephone utility companies. We think the main strategic advantage lies with those companies that have close access to the consumer market. These negative returns were only partially offset by positive contributions from the Fund overweight in semiconductor, wireless telecommunication, and information services stocks.

Stock selection had the largest negative impact on active returns for the full year. The strongest contributors were Circuit City, Case, General Instrument and AT&T while the detractors were Advanced Micro Devices, Raytheon, FDX Corp and Lockheed Martin. Given the shift toward momentum-based styles, investors had little tolerance for shortfalls in quarterly earnings and severely punished stocks that reported disappointments.

 BRINSON U.S. LARGE CAPITALIZATION VALUE EQUITY FUND
--------------------------------------------------------------------------------

Total Return

                                                                  Annualized
                                                6 Months  1 Year   6/30/98*
                                                 Ended    Ended       to
                                                12/31/99 12/31/99  12/31/99
----------------------------------------------------------------------------
Brinson U.S. Large Capitalization Value Equity
 Fund                                           -12.25%   -0.27%    2.27%
----------------------------------------------------------------------------
Russell 1000 Value Index                         -4.89     7.33     6.98
----------------------------------------------------------------------------

*Performance inception date of the Brinson U.S. Large Capitalization Value Equity Fund

All returns over 1 year are average annualized returns.

Illustration of an Assumed Investment of $100,000

This chart shows the growth in the value of an investment in the Brinson U.S. Large Capitalization Value Equity Fund and the Russell 1000 Value Index if you had invested $100,000 on June 30, 1998. Past performance is no guarantee of future results. Share price and return will vary with market conditions; investors may realize a gain or loss upon redemption.

Brinson U.S. Large Capitalization Value Equity Fund vs. Russell 1000 Value Index

                                    [GRAPH]
                       Brinson U.S. Large
               Capitalization Value Equity Fund       Russell 1000 Value Index
 6/30/98                     100,000                          100,000
 7/31/98                      98,283                           98,235
 8/31/98                      85,567                           83,616
 9/30/98                      92,840                           88,415
10/31/98                      97,557                           95,264
11/30/98                     102,132                           99,702
12/31/98                     103,707                          103,096
 1/31/99                     101,220                          103,901
 2/28/99                      99,166                          102,434
 3/31/99                     103,428                          104,554
 4/30/99                     115,379                          114,319
 5/31/99                     115,252                          113,063
 6/30/99                     117,862                          116,345
 7/31/99                     113,517                          112,939
 8/31/99                     109,758                          108,747
 9/30/99                     103,314                          104,947
10/31/99                     106,488                          110,988
11/30/99                     104,466                          110,120
12/31/99                     104,550                          110,651


Fund returns are net of all fees and costs, while the index returns are based solely on market returns without deduction for fees or transaction costs for rebalancing.

 BRINSON U.S. LARGE CAPITALIZATION VALUE EQUITY FUND
--------------------------------------------------------------------------------

 INDUSTRY DIVERSIFICATION

 As a Percent of Net Assets
 As of December 31, 1999

  U.S. EQUITIES
  Energy...............................................................    3.97%
  Capital Investment
   Capital Goods.......................................................    6.32
   Technology..........................................................    8.64
                                                                        --------
                                                                          14.96
  Basic Industries
   Chemicals...........................................................    6.05
   Housing/Paper.......................................................    5.46
   Metals..............................................................    1.53
                                                                        --------
                                                                          13.04
  Consumer
   Autos/Durables......................................................    4.00
   Health: Drugs.......................................................    2.75
   Health: Non-Drugs...................................................    5.93
   Retail/Apparel......................................................    5.35
                                                                        --------
                                                                          18.03
  Financial
   Banks...............................................................   16.57
   Non-Banks...........................................................    1.35
                                                                        --------
                                                                          17.92
  Utilities
   Electric............................................................   10.56
   Telephone...........................................................    8.88
                                                                        --------
                                                                          19.44
  Transportation.......................................................    8.98
  Services/Misc........................................................    1.96
                                                                        --------
                                                                          10.94
                                                                        --------
   Total U.S. Equities.................................................   98.30
  SHORT-TERM INVESTMENTS...............................................    1.55
                                                                        --------
   TOTAL INVESTMENTS...................................................   99.85
  CASH AND OTHER ASSETS,
   LESS LIABILITIES....................................................    0.15
                                                                        --------
   NET ASSETS..........................................................  100.00%
                                                                        ========

TOP TEN U.S. EQUITY HOLDINGS

As of December 31, 1999

                                 Percent of
                                 Net Assets
-------------------------------------------
 1. FDX Corp. .................     3.26%
 2. Wells Fargo and Co. .......     3.12
 3. St. Jude Medical, Inc. ....     3.09
 4. SBC Communications, Inc. ..     3.05
 5. Computer Sciences Corp. ...     2.89
 6. United Healthcare Corp. ...     2.84
 7. Bank One Corp. ............     2.83
 8. Advanced Micro Devices,
 Inc. .........................     2.77
 9. Watson Pharmaceuticals,
 Co. ..........................     2.74
10. Nextel Communications,
  Inc. ........................     2.61
-------------------------------------------

 BRINSON U.S. LARGE CAPITALIZATION VALUE EQUITY FUND   SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------


December 31, 1999

                                                        Shares        Value
                                                      ----------- -------------

U.S. Equities - 98.30%
Advanced Micro Devices, Inc. (b).....................      95,100 $   2,751,956
AmSouth Bancorp......................................      96,588     1,865,356
AT&T Corp. ..........................................      28,500     1,446,375
Bank of America Corp. ...............................      34,200     1,716,412
Bank One Corp. ......................................      87,700     2,811,881
Burlington Northern Santa Fe Corp....................      97,600     2,366,800
Carolina Power & Light Co. ..........................      70,700     2,151,931
Central & South West Corp. ..........................     127,100     2,542,000
CMS Energy Corp......................................      56,400     1,758,975
Computer Sciences Corp. (b)..........................      30,400     2,876,600
Consolidated Stores Corp. (b)........................     101,500     1,649,375
Dominion Resources, Inc..............................      54,700     2,146,975
Dow Chemical Co. ....................................      15,600     2,084,550
Du Pont Ei de Nemours................................      27,700     1,824,737
Electronic Data Systems Corp.........................      32,000     2,142,000
Emerson Electric Co. ................................      33,300     1,910,587
Exxon Mobil Corp. ...................................      20,500     1,651,531
FDX Corp. (b)........................................      79,300     3,246,344
Fleet Boston Financial Corp. ........................      51,600     1,796,325
GATX Corp. ..........................................      60,400     2,038,500
GreenPoint Financial Corp............................      76,700     1,826,419
Hibernia Corp........................................     137,100     1,456,688
Household International, Inc. .......................      52,300     1,948,175
Illinois Tool Works, Inc.............................      22,600     1,526,913
IMC Global, Inc. ....................................      85,200     1,395,150
International Business Machines Corp. ...............       7,700       831,600
Johnson Controls, Inc. ..............................      36,400     2,070,250
Lafarge Corp. .......................................      58,000     1,602,250
Lear Corp. (b).......................................      47,800     1,529,600
Lincoln National Corp................................      33,500     1,340,000
Lockheed Martin Corp. ...............................      58,800     1,286,250
Lyondell Chemical Co.................................      56,300       717,825
New Century Energies, Inc............................      75,600     2,296,350
Newell Rubbermaid, Inc...............................      76,300     2,212,700
Nextel Communications, Inc. (b)......................      25,200     2,598,750
Norfolk Southern Corp. ..............................      62,900     1,289,450
Pentair, Inc.........................................      27,400     1,054,900
Philip Morris Companies, Inc.........................      63,000     1,460,813
PNC Bank Corp. ......................................      43,000     1,913,500
Raytheon Co., Class B................................      90,300     2,398,594
SBC Communications, Inc..............................      62,200     3,032,250
Southdown, Inc. .....................................      47,200     2,436,700
St. Jude Medical, Inc. (b)...........................     100,100     3,071,819
United Healthcare Corp. .............................      53,200     2,826,250
US West, Inc.........................................      24,400     1,756,800

 BRINSON U.S. LARGE CAPITALIZATION VALUE EQUITY FUND   SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------

 December 31, 1999

                                                        Shares       Value
                                                      ----------- ------------

  U.S. Equities - (continued)
  USG Corp. .........................................      29,600  $ 1,394,900
  W.W. Grainger, Inc.................................       7,900      377,719
  Watson Pharmaceutical Co. (b)......................      76,100    2,725,331
  Wells Fargo and Co. ...............................      76,700    3,101,556
  York International Corp. ..........................      56,600    1,552,962
                                                                  ------------
  Total U.S. Equities (Cost $104,025,428)............               97,811,674
                                                                  ------------

  Short-Term Investments - 1.55%
  Brinson Supplementary Trust U.S. Cash Management
   Prime Fund (Cost $1,548,605)......................   1,548,605    1,548,605
                                                                  ------------
  Total Investments (Cost $105,574,033) -- 99.85%
   (a)...............................................               99,360,279
  Cash and other assets, less liabilities - 0.15%....                  145,497
                                                                  ------------
  Net Assets - 100%..................................              $99,505,776
                                                                  ============

 NOTES TO SCHEDULE OF INVESTMENTS

 (a) Aggregate cost for federal income tax purposes was $105,574,033; and net unrealized depreciation consisted of:

         Gross unrealized appreciation...........  $  6,369,421
         Gross unrealized depreciation...........   (12,583,175)
                                                  -------------
             Net unrealized depreciation.........  $ (6,213,754)
                                                  =============

 (b) Non-income producing security.




                See accompanying notes to financial statements.

 BRINSON U.S. LARGE CAPITALIZATION VALUE EQUITY FUND
                                                          FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

STATEMENT OF ASSETS AND LIABILITIES
DECEMBER 31, 1999

ASSETS:
 Investments, at value:
  Unaffiliated issuers (Cost $104,025,428).......................  $97,811,674
  Affiliated issuers (Cost $1,548,605)...........................    1,548,605
 Receivables:
  Dividends......................................................      143,058
  Interest.......................................................        9,846
  Due from Advisor...............................................        2,582
                                                                  ------------
    TOTAL ASSETS.................................................   99,515,765
                                                                  ------------
LIABILITIES:
 Payables:
  Accrued expenses...............................................        9,989
                                                                  ------------
    TOTAL LIABILITIES............................................        9,989
                                                                  ------------
NET ASSETS:
 Applicable to 9,517,568 shares; no par value, unlimited shares authorized.....................................................  $99,505,776
                                                                  ============
 Net asset value, offering price and redemption price per share
  ($99,505,776 / 9,517,568 shares)...............................  $   10.4550
                                                                  ============
NET ASSETS CONSIST OF:
 Paid in capital.................................................  $93,594,073
 Accumulated net investment income...............................    3,375,256
 Accumulated net realized gain...................................    8,750,201
 Net unrealized depreciation.....................................   (6,213,754)
                                                                  ------------
    NET ASSETS...................................................  $99,505,776
                                                                  ============


                See accompanying notes to financial statements.

 BRINSON U.S. LARGE CAPITALIZATION VALUE EQUITY FUND
                                                          FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

STATEMENT OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 1999

INVESTMENT INCOME:
 Dividends......................................................... $ 2,113,978
 Interest..........................................................     153,407
                                                                    -----------
    TOTAL INCOME...................................................   2,267,385
                                                                    -----------
EXPENSES:
 Professional......................................................      21,020
 Trustees..........................................................       5,188
 Custodian.........................................................       2,808
 Other.............................................................       3,254
                                                                    -----------
    TOTAL EXPENSES.................................................      32,270
    Earnings credits...............................................         (48)
    Expenses reimbursed by Advisor.................................     (21,196)
                                                                    -----------
    NET EXPENSES...................................................      11,026
                                                                    -----------
    NET INVESTMENT INCOME..........................................   2,256,359
                                                                    -----------
NET REALIZED AND UNREALIZED GAIN (LOSS):
 Net realized gain on:
  Investments......................................................   7,031,654
  Futures contracts................................................     215,595
                                                                    -----------
    Net realized gain..............................................   7,247,249
                                                                    -----------
 Change in net unrealized appreciation or depreciation on:
  Investments......................................................  (8,467,159)
  Futures contracts................................................     (83,222)
                                                                    -----------
    Change in net unrealized appreciation or depreciation..........  (8,550,381)
                                                                    -----------
 Net realized and unrealized loss..................................  (1,303,132)
                                                                    -----------
 Net increase in net assets resulting from operations.............. $   953,227
                                                                    ===========


                See accompanying notes to financial statements.

 BRINSON U.S. LARGE CAPITALIZATION VALUE EQUITY FUND
                                                          FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

STATEMENTS OF CHANGES IN NET ASSETS


                                                    Year Ended    Period Ended
                                                   December 31,   December 31,
                                                       1999           1998*
                                                   -------------  -------------
OPERATIONS:
 Net investment income............................  $  2,256,359   $  1,118,897
 Net realized gain................................     7,247,249      1,502,952
 Change in net unrealized appreciation or
  depreciation....................................    (8,550,381)     2,336,627
                                                   -------------  -------------
 Net increase in net assets resulting from
  operations......................................       953,227      4,958,476
                                                   -------------  -------------
CAPITAL SHARE TRANSACTIONS:
 Shares sold......................................     8,909,403    110,145,291
 Shares redeemed..................................   (22,757,631)    (2,703,000)
                                                   -------------  -------------
 Net increase (decrease) in net assets resulting
  from capital share transactions (a).............   (13,848,228)   107,442,291
                                                   -------------  -------------
    TOTAL INCREASE (DECREASE) IN NET ASSETS.......   (12,895,001)   112,400,767
                                                   -------------  -------------
NET ASSETS:
 Beginning of period..............................   112,400,777             10
                                                   -------------  -------------
 End of period (including accumulated net
  investment income of $3,375,256 and $1,118,897,
  respectively)...................................  $ 99,505,776   $112,400,777
                                                   =============  =============
(a) A summary of capital share transactions
 follows:
                                                      Shares         Shares
                                                   -------------  -------------
 Shares sold......................................       829,458     11,008,212
 Shares redeemed..................................    (2,033,914)      (286,189)
                                                   -------------  -------------
  Net increase (decrease) in shares outstanding...    (1,204,456)    10,722,023
                                                   =============  =============

*The Fund commenced operations June 25, 1998.



                See accompanying notes to financial statements.

 BRINSON U.S. LARGE CAPITALIZATION VALUE EQUITY FUND
                                                          FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

The table below sets forth financial data for one share of capital stock outstanding throughout each period presented.

                             Year Ended  Period Ended
                            December 31, December 31,
                                1999         1998*
                            ------------ ------------
Net asset value, beginning
 of period................    $10.4832     $10.0000
                             ---------    ---------
Income (loss) from
 investment operations:
 Net investment income....      0.2503       0.1044
 Net realized and
  unrealized gain (loss)..     (0.2785)      0.3788
                             ---------    ---------
  Total income (loss) from
   investment operations..     (0.0282)      0.4832
                             ---------    ---------
Net asset value, end of
 period...................    $10.4550     $10.4832
                             =========    =========
Total return (non-
 annualized)..............     (0.27)%       4.83%
Ratios/Supplemental data
 Net assets, end of period
  (in 000s)...............    $ 99,506     $112,401
 Ratio of expenses to
  average net assets:
  Before expense
   reimbursement and
   earnings credits.......      0.03%        0.03%**
  After expense
   reimbursement and
   earnings credits.......      0.01%        0.01%**
 Ratio of net investment
  income to average net
  assets:
  Before expense
   reimbursement and
   earnings credits.......      2.02%        2.04%**
  After expense
   reimbursement and
   earnings credits.......      2.04%        2.06%**
 Portfolio turnover rate..         95%          35%

* The Fund commenced operations June 25, 1998
** Annualized



                See accompanying notes to financial statements.

 BRINSON POST-VENTURE FUND
--------------------------------------------------------------------------------

The Brinson Post-Venture Fund has provided an annualized return of 15.35% since its inception on April 30, 1995, versus a return of 17.55% for its benchmark, the Wilshire Small Stock Index. The Wilshire Small Stock Index is a market capitalization weighted index of roughly 3,900 small cap companies. The annualized volatility of the Fund was 16.54% over that same period, which compares favorably to the benchmark's volatility of 19.62%. For the year ended December 31, 1999, the Brinson Post-Venture Fund had a disappointing 2.92% total return, compared to a 26.94% return for the Wilshire Small Stock Index. While disappointing, these results were driven by a narrowly focused equity market that in many cases seems to be ignoring the underlying fundamentals of stock valuation. In such a market, risk management considerations become even more important drivers of Fund decision-making.

The Brinson Post-Venture Fund's poor relative performance in 1999 was largely the result of adverse stock selection within the technology, services and consumer durables sectors. Investor preferences for immature and somewhat speculative technology and services stocks (particularly those expected to benefit from the growth of the Internet) caused these types of stocks to experience extraordinary gains which could not be fully explained using fundamental valuation methods. The Fund was underweight in such holdings during 1999. Consumer durables stocks which detracted from performance included Coachmen Industries and Flooring America (formerly Maxim Group) which both reported lower than expected earnings. Other holdings that delivered disappointing performance included Benchmark Electronics, American Business Products and Computer Task Group. Specific stocks which enhanced performance included Emmis Communications, which is an operator of radio and television stations principally in urban markets; Scotsman Industries, a manufacturer of ice making equipment for hotels and restaurants; and Methode Electronics, a maker of electronic connectors and optoelectronic products.

The investment environment in 1999 for small cap investing clearly favored aggressive growth momentum styles. Fueled mainly by technology, the Russell 2000 Growth index had a return of 43.1% for the year versus a -1.49% return for the Russell 2000 Value index. The 4,459 basis point performance difference for the indexes was the largest divergence in their history. Despite current investor sentiment favoring momentum strategies, we are confident that our disciplined fundamental price/value investment philosophy combined with good execution will result in above average value-added performance over the long term. As we enter 2000, we are particularly encouraged by the relative total return potential for our larger Fund holdings. These holdings include: Coachmen Industries, a leading manufacturer of recreational vehicles and modular housing; Kellwood Company, a wholesaler of women's apparel to more than 18,000 retailers; and Landstar System, a leading domestic full load trucking company.

 BRINSON POST-VENTURE FUND
--------------------------------------------------------------------------------

Total Return

                            6 Months  1 Year  3 Years  Annualized
                             Ended    Ended    Ended    4/30/95*
                            12/31/99 12/31/99 12/31/99 to 12/31/99
------------------------------------------------------------------
Brinson Post-Venture Fund     1.05%    2.92%    8.52%     15.35%
------------------------------------------------------------------
Wilshire Small Stock Index   13.29    26.94    14.39      17.55
------------------------------------------------------------------

*Performance inception date of the Brinson Post-Venture Fund
All returns over 1 year are average annualized returns.

Illustration of an Assumed Investment of $100,000

This chart shows the growth in the value of an investment in the Brinson Post-Venture Fund and the Wilshire Small Stock Index if you had invested $100,000 on April 30, 1995. Past performance is no guarantee of future results. Share price and return will vary with market conditions; investors may realize a gain or loss upon redemption.

Brinson Post-Venture Fund vs. Wilshire Small Stock Index

                                   [GRAPH]
                  Brinson Post-Venture Fund       Wilshire Small Stock Index
 4/30/95                   100,000                          100,000
 5/31/95                   100,802                          102,030
 6/30/95                   105,306                          107,958
 7/31/95                   109,310                          114,392
 8/31/95                   113,508                          117,835
 9/30/95                   113,864                          120,475
10/31/95                   112,673                          114,391
11/30/95                   117,557                          117,308
12/31/95                   119,936                          119,959
 1/31/96                   118,542                          120,835
 2/29/96                   121,360                          124,279
 3/31/96                   125,800                          127,895
 4/30/96                   134,578                          137,283
 5/31/96                   141,097                          146,233
 6/30/96                   135,051                          139,755
 7/31/96                   126,673                          126,283
 8/31/96                   135,902                          132,155
 9/30/96                   140,758                          136,477
10/31/96                   142,806                          134,334
11/30/96                   148,199                          138,203
12/31/96                   152,509                          142,100
 1/31/97                   154,820                          143,931
 2/28/97                   153,430                          143,038
 3/31/97                   149,872                          135,628
 4/30/97                   147,152                          132,536
 5/31/97                   161,939                          147,685
 6/30/97                   171,055                          156,561
 7/31/97                   183,111                          164,561
 8/31/97                   191,388                          170,222
 9/30/97                   205,843                          184,606
10/31/97                   199,239                          177,074
11/30/97                   198,700                          173,745
12/31/97                   200,635                          174,527
 1/31/98                   198,854                          173,305
 2/28/98                   211,131                          185,610
 3/31/98                   219,726                          194,686
 4/30/98                   224,013                          197,548
 5/31/98                   214,001                          186,683
 6/30/98                   211,458                          185,226
 7/31/98                   196,004                          172,390
 8/31/98                   164,747                          137,602
 9/30/98                   170,480                          145,968
10/31/98                   174,399                          150,873
11/30/98                   182,545                          160,544
12/31/98                   189,356                          167,559
 1/31/99                   194,368                          170,341
 2/28/99                   175,429                          156,969
 3/31/99                   167,446                          158,633
 4/30/99                   181,038                          174,020
 5/31/99                   185,942                          176,317
 6/30/99                   192,865                          187,760
 7/31/99                   194,388                          185,263
 8/31/99                   186,123                          179,075
 9/30/99                   185,192                          178,699
10/31/99                   180,003                          178,396
11/30/99                   186,670                          191,525
12/31/99                   194,892                          212,708


Fund returns are net of all fees and costs, while the index returns are based on market returns without deduction for fees or transaction costs for rebalancing.

 BRINSON POST-VENTURE FUND
--------------------------------------------------------------------------------

INDUSTRY DIVERSIFICATION

As a Percent of Net Assets
As of December 31, 1999

U.S. EQUITIES
 Capital Goods.........................................................    4.47%
Consumer
 Durables..............................................................    4.90
 Non-Durables..........................................................   13.22
                                                                        --------
                                                                          18.12
Energy.................................................................    2.11
Finance
 Banks.................................................................    4.76
 Non-Banks.............................................................   15.27
                                                                        --------
                                                                          20.03
Materials & Services...................................................   19.02
Technology.............................................................   12.56
Transportation.........................................................    7.80
Utilities..............................................................    7.26
                                                                        --------
                                                                          46.64
                                                                        --------
 Total U.S. Equities...................................................   91.37*
                                                                        --------
SHORT-TERM INVESTMENTS.................................................    8.47*
                                                                        --------
 TOTAL INVESTMENTS.....................................................   99.84
CASH AND OTHER ASSETS,
 LESS LIABILITIES......................................................    0.16
                                                                        --------
NET ASSETS.............................................................  100.00%
                                                                        ========

* The Fund held a long position in stock index futures which increased the U.S. Equity exposure from 91.37% to 98.86%. This adjustment resulted in a net decrease to the Funds exposure to Short-Term Investments from 8.47% to 0.98%.
TOP TEN U.S. EQUITY HOLDINGS

As of December 31, 1999

                                                                      Percent of
                                                                      Net Assets
------------------------------------------------------------
 1. Emmis Communications Corp. ......................................    3.19%
 2. Connecticut Energy Corp. ........................................    2.25
 3. Coachmen Industries, Inc. .......................................    2.25
 4. Financial Security Assurance Holdings Ltd. ......................    2.22
 5. Kellwood Co. ....................................................    2.18
 6. SBS Technologies, Inc............................................    1.88
 7. Innkeepers USA Trust.............................................    1.88
 8. Benchmark Electronics, Inc.......................................    1.75
 9. Storage USA, Inc. ...............................................    1.73
10. Bacou USA, Inc. .................................................    1.59

--------------------------------------------------------------------------------

 BRINSON POST-VENTURE FUND                             SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------

December 31, 1999

                                                         Shares       Value
                                                       ----------- ------------

Equities - 91.37%
U.S. Equities - 91.37%
A. Schulman, Inc. ....................................     473,500 $  7,723,969
Align-Rite International, Inc. (b)....................     222,700    4,885,481
Allied Capital Corp. II...............................     263,700    4,829,006
American Business Products, Inc. .....................     403,020    4,710,296
AmerUs Life Holdings, Inc. ...........................     307,900    7,081,700
Apartment Investment & Management Co. ................      52,226    2,079,248
Ascent Entertainment Group, Inc. (b)..................      66,000      837,375
Atmos Energy Corp. ...................................     267,650    5,470,097
Bacou USA, Inc. (b)...................................     596,500    8,984,781
Basin Exploration, Inc. ..............................     190,400    3,355,800
BEI Medical Systems Co., Inc. (b).....................      53,700       93,975
BEI Technologies, Inc. ...............................     150,300    2,292,075
Benchmark Electronics, Inc. (b).......................     430,100    9,865,419
Bindley Western Industries, Inc. .....................     276,000    4,157,250
Bon Ton Stores, Inc. (b)..............................     373,419    1,376,983
Buffets, Inc. (b).....................................     743,000    7,430,000
C-Bridge Internet Solutions, Inc. (b).................      10,400      505,700
Cadmus Communications Corp. ..........................      55,100      468,350
Callon Petroleum Co. (b)..............................     415,100    6,148,669
Carmike Cinemas, Inc. (b).............................     239,200    1,868,750
Celadon Group, Inc. (b)...............................     370,200    2,128,650
Cellstar Corp. (b) ...................................     361,074    3,565,606
Centerpoint Properties Trust..........................     240,200    8,617,175
CFI ProServices, Inc. (b).............................     178,200    1,459,013
CKE Restaurants, Inc. ................................     163,400      959,975
Clean Harbors, Inc. (b)...............................     287,600      359,500
Coachmen Industries, Inc. ............................     839,699   12,700,447
Colorado Medtech Inc. ................................      78,100      624,800
Commonwealth Industries, Inc. ........................     609,300    7,920,900
Computer Sciences Corp. (b)...........................         100        9,463
Computer Task Group, Inc. ............................     444,800    6,588,600
Connecticut Energy Corp. .............................     327,100   12,716,012
Crown Crafts, Inc. ...................................     394,100    1,133,038
Data Broadcasting Corp. ..............................     189,500    1,563,375
Dayton Superior Corp. ................................     333,700    5,422,625
Del Webb Corp. .......................................     259,600    6,473,775
Delta Financial Corp. ................................     506,000    2,087,250
Department 56, Inc. ..................................     178,000    4,027,250
Dress Barn, Inc. (b) .................................     288,050    4,788,831
DT Industries, Inc. ..................................     532,000    4,189,500
East-West Bancorp Inc. ...............................      97,600    1,116,300
Emmis Communications Corp. (b)........................     144,600   18,023,035
EMS Technologies, Inc. ...............................     393,400    4,622,450
Evans & Sutherland Computer Corp. ....................     236,500    2,704,969
Exabyte Corp. ........................................     646,700    4,850,250

 BRINSON POST-VENTURE FUND                             SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------

December 31, 1999

                                                         Shares       Value
                                                       ----------- ------------

U.S. Equities - (continued)
FBL Financial Group, Inc. ............................     343,700 $  6,874,000
Federal Signal Corp. .................................     245,400    3,941,737
Fidelity National Corp. ..............................     304,700    2,304,294
Financial Security Assurance Holdings Ltd. ...........     240,067   12,513,492
Finlay Enterprises, Inc. .............................     269,000    3,900,500
First American Financial Corp. .......................     249,922    3,108,405
First Consulting Group Inc. ..........................     253,200    3,924,600
Fred's, Inc. .........................................     178,500    2,844,844
Gardner Denver, Inc. .................................     243,800    4,068,412
Golf Trust of America, Inc. ..........................     274,600    4,651,037
Goody's Family Clothing, Inc. ........................     371,800    1,998,425
Granite Broadcasting Corp. ...........................     213,800    2,164,725
Greater Bay Bancorp...................................      65,300    2,799,738
Haggar Corp. .........................................     247,500    2,815,313
Hardinge, Inc. .......................................     202,900    2,650,381
Hartmarx Corp. .......................................     827,600    3,362,125
Herbalife International, Class B......................     367,500    4,915,312
Hycor Biomedical, Inc. ...............................     343,500      601,125
In Test Corp. (b).....................................     296,300    5,333,400
Innkeepers USA Trust..................................   1,294,300   10,597,081
Interep National Radio Sales Class A..................     130,400    1,744,100
Jason, Inc. ..........................................     828,300    6,005,175
John B. Sanfilippo and Son, Inc. .....................     406,800    1,627,200
JLM Industries, Inc. .................................     302,300    1,020,263
Kellwood Co. .........................................     634,675   12,336,495
Kitty Hawk, Inc. .....................................     144,600      994,125
KLLM Transport Services, Inc. ........................     233,831    1,110,697
Landstar System, Inc. ................................     150,800    6,456,125
LTC Properties, Inc. .................................     278,500    2,349,844
M & F Worldwide Corp. ................................     449,600    2,276,100
M.S. Carriers, Inc. ..................................     223,500    5,336,062
Mac Gray Corp. (b)....................................     354,300    1,350,769
McNaughton Apparel Group, Inc. .......................     134,500      975,125
Medallion Financial Corp. ............................     190,000    3,408,125
Mesaba Holdings, Inc. (b).............................     125,200    1,431,975
Methode Electronics, Inc., Class A....................     154,330    4,957,851
Metro Bancsares, Inc. ................................      98,800      815,100
Micheals Stores, Inc. ................................      39,100    1,114,350
Microsemi Corp. ......................................     579,900    5,146,612
Midway Airlines, Corp. ...............................     296,800    1,836,450
Midwest Express Holdings, Inc. .......................     200,200    6,381,375
Morton's Restaurant Group, Inc. ......................     239,900    3,718,450
MSC Software Corp. ...................................     555,620    5,625,652
NCI Building Systems, Inc. ...........................     353,400    6,537,900
North Fork Bancorp, Inc. .............................     402,000    7,035,000
Ondisplay, Inc. (b)...................................       7,800      708,825

 BRINSON POST-VENTURE FUND                             SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------

December 31, 1999

                                                         Shares       Value
                                                       ----------- ------------

U.S. Equities - (continued)
OSI Systems, Inc. ....................................     490,600 $  2,698,300
PBOC Holdings, Inc. ..................................     272,400    2,570,775
Piccadilly Cafeterias, Inc. ..........................     135,600      542,400
Plexus Corp. .........................................     114,900    5,055,600
Premier Financial Bancorp, Inc. ......................     190,285    1,712,565
Pride International, Inc. (b).........................     166,000    2,427,750
Printronix, Inc. .....................................     254,700    5,794,425
Quixote Corp. ........................................     345,500    5,268,875
Ramsay Youth Services, Inc. ..........................      58,000       85,188
Regal Beloit Corp. ...................................     162,520    3,351,975
RehabCare Group, Inc. ................................     139,500    2,946,938
Republic Group, Inc. .................................     212,400    3,212,550
ResortQuest International, Inc .......................     238,300      997,881
RFS Hotel Investors, Inc. ............................     838,600    8,752,887
Russ Berrie & Co., Inc. ..............................     143,500    3,766,875
Saga Communications, Inc., Class A....................     177,500    3,594,375
SBS Technologies, Inc. ...............................     290,900   10,617,850
Shaw Group, Inc. (b)..................................     164,200    4,156,312
Shorewood Packaging Corp. ............................     464,150    8,789,841
Silicon Valley Bancshares.............................      56,320    2,787,840
SkyWest, Inc. ........................................     237,300    6,644,400
SOS Staffing Services, Inc. ..........................     627,700    2,746,188
Special Metals Corp. .................................      94,400      300,900
Stanley Furniture Co., Inc. ..........................     386,974    7,110,647
Storage USA, Inc. ....................................     323,300    9,779,825
Stride Rite Corp. ....................................     538,500    3,500,250
TBC Corp. ............................................     955,600    5,972,500
Team, Inc. ...........................................     171,780      332,824
The Middleby Corp. ...................................     322,400    1,813,500
Tractor Supply Co. ...................................     172,900    2,766,400
UCBH Holdings, Inc. ..................................     175,800    3,614,887
UniSource Energy Holding Co. (b)......................     428,000    4,788,250
Watsco, Inc. .........................................     182,300    2,107,844
Weider Nutrition International, Inc. .................     318,800    1,175,575
Wesley Jessen Visioncare, Inc. .......................      57,700    2,185,388
XPedior, Inc. (b).....................................      10,400      299,000
York Group, Inc. .....................................     265,200    1,143,675
                                                                   ------------
Total Equities (Cost $537,151,276)....................              515,899,659
                                                                   ------------

 BRINSON POST-VENTURE FUND                             SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------

December 31, 1999

                                                          Shares      Value
                                                        ---------- ------------
Short-Term Investments - 8.47%
Investment Company - 8.08%
Brinson Supplementary Trust U.S. Cash Management Prime
 Fund.................................................  45,574,707 $ 45,574,707
                                                                   ------------
                                                           Face
                                                          Amount
                                                        ----------
U.S. Government Obligations - 0.39%
U.S. Treasury Bill, due 02/03/00......................  $2,230,000    2,220,342
                                                                   ------------
Total Short-Term Investments (Cost $47,752,737).......               47,795,049
                                                                   ------------
Total Investments (Cost $584,904,013) - 99.84% (a)....              563,694,708
Cash and other assets, less liabilities - 0.16%.......                  930,093
                                                                   ------------
Net Assets - 100%.....................................             $564,624,801
                                                                   ============

NOTES TO SCHEDULE OF INVESTMENTS

(a) Aggregate cost for federal income tax purposes was $584,904,013; and net unrealized depreciation consisted of:

         Gross unrealized appreciation...........  $ 70,698,650
         Gross unrealized depreciation...........   (91,907,955)
                                                  -------------
             Net unrealized depreciation.........  $(21,209,305)
                                                  =============

(b) Non-income producing security.

FUTURES CONTRACTS

The Brinson Post-Venture Fund had the following open futures contracts as of December 31, 1999:

                                  Expiration               Current   Unrealized
                                     Date       Cost        Value       Gain
                                  ---------- ----------- ----------- ----------
Index Futures Buy Contracts
S&P 500 Index, 114 contracts..... March 2000 $40,944,285 $42,299,700 $1,355,415
                                                                     ==========

The segregated cash and aggregate market value of investments pledged to cover margin requirements for the open futures positions at December 31, 1999 were $93,750 and $2,220,342, respectively.




                See accompanying notes to financial statements.

 BRINSON POST-VENTURE FUND                                FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

STATEMENT OF ASSETS AND LIABILITIES
FOR THE YEAR ENDED DECEMBER 31, 1999

ASSETS:
 Investments, at value:
  Unaffiliated issuers (Cost $539,329,306)........................  $518,120,001
  Affiliated issuers (Cost $45,574,707)...........................    45,574,707
 Cash.............................................................        93,750
 Receivables:
  Fund shares sold................................................        14,112
  Interest........................................................       208,026
  Dividends.......................................................       945,917
  Due from Advisor................................................         7,614
  Variation margin................................................        96,900
                                                                   -------------
    TOTAL ASSETS..................................................   565,061,027
                                                                   -------------
LIABILITIES:
 Payables:
  Fund shares redeemed............................................       428,612
  Accrued expenses................................................         7,614
                                                                   -------------
    TOTAL LIABILITIES.............................................       436,226
                                                                   -------------
NET ASSETS:
 Applicable to 28,971,208 shares; no par value, unlimited shares authorized......................................................  $564,624,801
                                                                   =============
 Net asset value, offering price and redemption price per share
  ($564,624,801 / 28,971,208 shares)..............................  $    19.4892
                                                                   =============
NET ASSETS CONSIST OF:
 Paid in capital..................................................  $350,119,228
 Accumulated net investment income................................    33,507,383
 Accumulated net realized gain....................................   200,852,080
 Net unrealized depreciation......................................   (19,853,890)
                                                                   -------------
    NET ASSETS....................................................  $564,624,801
                                                                   =============


                See accompanying notes to financial statements.

 BRINSON POST-VENTURE FUND                                FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

STATEMENT OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 1999

INVESTMENT INCOME:
 Dividends.......................................................  $  9,235,614
 Interest........................................................     1,910,305
                                                                  -------------
    TOTAL INCOME.................................................    11,145,919
                                                                  -------------
EXPENSES:
 Professional....................................................        31,755
 Custodian.......................................................        15,700
 Trustees........................................................         6,205
 Printing........................................................         3,650
 Other...........................................................         5,360
                                                                  -------------
    TOTAL EXPENSES...............................................        62,670
    Earnings credits.............................................        (2,168)
    Expenses reimbursed by Advisor...............................       (60,502)
                                                                  -------------
    NET EXPENSES.................................................            --
                                                                  -------------
    NET INVESTMENT INCOME........................................    11,145,919
                                                                  -------------
NET REALIZED AND UNREALIZED GAIN (LOSS):
 Net realized gain on:
  Investments....................................................    41,142,754
  Futures contracts..............................................     4,980,388
                                                                  -------------
    Net realized gain............................................    46,123,142
                                                                  -------------
 Change in net unrealized appreciation or depreciation on:
  Investments....................................................   (21,468,363)
  Futures contracts..............................................       (47,702)
                                                                  -------------
    Change in net unrealized appreciation or depreciation........   (21,516,065)
                                                                  -------------
 Net realized and unrealized gain................................    24,607,077
                                                                  -------------
 Net increase in net assets resulting from operations............  $ 35,752,996
                                                                  =============


                See accompanying notes to financial statements.

 BRINSON POST-VENTURE FUND                                FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

STATEMENTS OF CHANGES IN NET ASSETS

                                                   Year Ended      Year Ended
                                                  December 31,    December 31,
                                                      1999            1998
                                                 --------------  --------------
OPERATIONS:
 Net investment income..........................  $  11,145,919   $   7,783,657
 Net realized gain..............................     46,123,142      48,269,901
 Change in net unrealized appreciation or
  depreciation..................................    (21,516,065)    (81,469,855)
                                                 --------------  --------------
 Net increase (decrease) in net assets resulting
  from operations...............................     35,752,996     (25,416,297)
                                                 --------------  --------------
CAPITAL SHARE TRANSACTIONS:
 Shares sold....................................    234,889,275     135,747,147
 Shares redeemed................................   (105,839,522)   (115,860,845)
                                                 --------------  --------------
 Net increase in net assets resulting from
  capital share transactions (a)................    129,049,753      19,886,302
                                                 --------------  --------------
    TOTAL INCREASE (DECREASE) IN NET ASSETS.....    164,802,749      (5,529,995)
                                                 --------------  --------------
NET ASSETS:
 Beginning of period............................    399,822,052     405,352,047
                                                 --------------  --------------
 End of period (including accumulated net
  investment income of $33,507,383 and
  $22,361,464, respectively)....................  $ 564,624,801   $ 399,822,052
                                                 ==============  ==============
(a) A summary of capital share transactions
 follows:
                                                     Shares          Shares
                                                 --------------  --------------
 Shares sold....................................     13,533,154       6,754,624
 Shares redeemed................................     (5,676,825)     (5,843,228)
                                                 --------------  --------------
  Net increase in shares outstanding............      7,856,329         911,396
                                                 ==============  ==============


                See accompanying notes to financial statements.

 BRINSON POST-VENTURE FUND                                FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

The table below sets forth financial data for one share of capital stock outstanding throughout each period presented.

                                  Year Ended December 31,          Period Ended
                          ---------------------------------------- December 31,
                            1999      1998       1997      1996       1995*
                          --------- ---------  --------- --------- ------------
Net asset value,
 beginning of period....   $18.9356  $20.0635   $15.2509  $11.9936   $10.0000
                          --------- ---------  --------- ---------  ---------
Income from investment
 operations:
 Net investment income..     0.0975    0.3375     0.2938    0.2617     0.1660
 Net realized and
  unrealized gain
  (loss)................     0.4561   (1.4654)    4.5188    2.9956     1.8276
                          --------- ---------  --------- ---------  ---------
  Total income (loss)
   from investment
   operations...........     0.5536   (1.1279)    4.8126    3.2573     1.9936
                          --------- ---------  --------- ---------  ---------
Net asset value, end of
 period.................   $19.4892  $18.9356   $20.0635  $15.2509   $11.9936
                          ========= =========  ========= =========  =========
Total return
 (non-annualized).......     2.92%    (5.62)%    31.56%    27.16%     19.94%
Ratios/Supplemental data
 Net assets, end of
  period (in 000s)......   $564,625  $399,822   $405,352  $298,978   $256,810
 Ratio of expenses to
  average net assets:
  Before expense
   reimbursement and
   earnings credits.....      0.01%     0.01%      0.03%     0.09%      0.17%**
  After expense
   reimbursement and
   earnings credits.....      0.00%     0.00%      0.00%     0.00%      0.00%**
 Ratio of net investment
  income to average net
  assets:
  Before expense
   reimbursement and
   earnings credits.....      2.05%     1.90%      1.76%     1.78%      1.85%**
  After expense
   reimbursement and
   earnings credits.....      2.06%     1.91%      1.79%     1.87%      2.02%**
 Portfolio turnover
  rate..................        57%       40%        45%       39%        25%

* The Fund commenced operations April 28, 1995.
** Annualized


                See accompanying notes to financial statements.

 BRINSON GLOBAL (Ex-U.S.) EQUITY FUND
--------------------------------------------------------------------------------

The Brinson Global (Ex-U.S.) Equity Fund has provided an annualized return of 15.52% since its inception on June 30, 1998. Over the same period, its benchmark, the MSCI World Ex USA (Free) Index has produced a return of 19.87%. The Fund's performance was achieved with a volatility (or risk) of 17.63%, considerably below the 18.54% volatility of the benchmark. For the full year period, the Fund increased 21.10%, lagging the index's unhedged return of 27.77%. Most regions experienced strong performance in dollar-hedged terms, led by Asia (Ex-Japan), Japan and Europe (Ex-U.K.). The Fund benefited from our mid-year decision to increase Japan to neutral and then to an overweight, as well as from our European market allocation. However, returns were hurt by the overweight to Australia and underweight to Asia (Ex-Japan). Currency management reduced returns, due to the underweight of the yen and overweight of the Euro, but holding an overweight position in the strong-performing Australian dollar helped the Fund's performance.

Earlier in the year, traditional value stocks, encompassing such sectors as transportation, materials, basic industry and other economically sensitive areas, regained favor in Europe. At the time, our overweight in these sectors gave a lift to relative performance. By mid-year, however, investor sentiment changed sharply, as investors began to shun value stocks in order to flock to large capitalization, growth and momentum industries and stocks. Following in the footsteps of the U.S. market, investors in Japan, Southeast Asia, Australia, Europe and the U.K. rushed to stocks engaged in information technology, telecommunications and Internet-related businesses. By year-end, stocks with a growth tilt had significantly overtaken value on a global basis. In our view, many of these stocks have risen to levels that far exceed underlying value. Consequently, stock selection in our U.K. and European portfolios, which are underweight these securities, was hurt. The Fund's positioned in industries and stocks that command more reasonable valuations and, in our view, offer greater upside potential.

The Pacific (Ex-Japan) region has begun to rebound from last year's currency and banking crises. Japan has exhibited tentative signs of an economic revival, fueled by government spending packages and extremely low interest rates. Consolidation in the banking and financial sectors is easing fears of a financial meltdown, while encouraging signs of restructuring in other businesses have begun to surface. Our Japanese stock holdings are geared toward companies that are actively restructuring.

 BRINSON GLOBAL (Ex-U.S.) EQUITY FUND
--------------------------------------------------------------------------------

Total Return

                                        6 Months  1 Year  Annualized
                                         Ended    Ended     6/30/98*
                                        12/31/99 12/31/99 to 12/31/99
---------------------------------------------------------------------
Brinson Global (Ex-U.S.) Equity Fund**   17.22%   21.10%     15.52%
---------------------------------------------------------------------
MSCI World Ex USA (Free) Index          22.45    27.77      19.87
---------------------------------------------------------------------

*Performance inception date of the Brinson Global (Ex-U.S.) Equity Fund. **Formerly known as the Brinson Non-U.S. Equity Fund.
All returns over 1 year are average annualized returns.

Illustration of an Assumed Investment of $100,000

This chart shows the growth in the value of an investment in the Brinson Global (Ex-U.S.) Equity Fund and the MSCI World Ex USA (Free) Index if you had invested $100,000 on June 30, 1998. Past performance is no guarantee of future results. Share price and return will vary with market conditions; investors may realize a gain or loss upon redemption.

Brinson Global (Ex-U.S.) Equity Fund
vs. MSCI World Ex USA (Free) Index

[BRINSON GLOBAL (EX-U.S.) EQUITY FUND CHART]
                                   [GRAPH]
                 Brinson Global      MSCI World Ex USA
             (Ex-U.S.) Equity Fund     (Free) Index
 6/30/98            100,000              100,000
 7/31/98            101,820              100,660
 8/31/98             89,193               87,808
 9/30/98             86,983               85,299
10/31/98             94,172               94,198
11/30/98             98,923               98,985
12/31/98            102,591              102,717
 1/31/99            102,553              102,702
 2/28/99             99,258              100,118
 3/31/99            102,540              104,257
 4/30/99            107,271              108,760
 5/31/99            101,925              103,195
 6/30/99            105,992              107,178
 7/31/99            109,244              110,278
 8/31/99            108,918              110,574
 9/30/99            108,164              111,809
10/31/99            110,983              116,130
11/30/99            113,932              120,176
12/31/99            125,008              131,240


Fund returns are net of all fees and costs, while the Index returns are based solely on market returns without deduction for fees or transaction costs for rebalancing.

 BRINSON GLOBAL (Ex-U.S.) EQUITY FUND
--------------------------------------------------------------------------------

INDUSTRY DIVERSIFICATION

As a Percent of Net Assets
As of December 31, 1999

GLOBAL (Ex-U.S.) EQUITIES
 Aerospace & Military..........    0.68%
 Airlines......................    0.65
 Appliances & Households.......    3.68
 Autos/Durables................    2.90
 Banking.......................   11.23
 Beverages and Tobacco.........    2.28
 Broadcasting & Publishing.....    3.62
 Building Materials............    0.72
 Business & Public Service.....    4.98
 Chemicals.....................    2.75
 Construction..................    0.38
 Data Processing...............    2.93
 Electric Components...........    3.50
 Electronics...................    8.24
 Energy........................    3.90
 Financial Services............    4.04
 Food & House Products.........    2.98
 Forest Products...............    1.12
 Health & Personal Care........    5.87
 Industrial Components.........    1.55
 Insurance.....................    5.14
 Leisure & Tourism.............    0.24
 Machinery & Engineering.......    0.24
 Merchandising.................    2.98
 Metals-Non-Ferrous............    1.24
 Metals-Steel..................    0.42
 Multi-Industry................    1.04
 Real Estate...................    0.89
 Recreation....................    0.78
 Telecommunications............   12.65
 Transportation................    1.49
 Utilities.....................    3.81
 Wholesale & International
  Trade........................    0.21
                                -------
  Total Global (Ex-U.S.)
   Equities....................   99.13
                                -------
SHORT-TERM INVESTMENTS.........    0.62
                                -------
  TOTAL INVESTMENTS............   99.75
CASH AND OTHER ASSETS,
 LESS LIABILITIES..............    0.25
                                -------
  NET ASSETS...................  100.00%
                                =======

TOP TEN GLOBAL (Ex-U.S.) EQUITY HOLDINGS

As of December 31, 1999

                                                                      Percent of
                                                                      Net Assets
--------------------------------------------------------------------------------
 1. Sony Corp. ......................................................    2.11%
 2. Fujitsu .........................................................    2.06
 3. Nippon Telegraph & Telephone Corp. ..............................    1.89
 4. Siemens AG.......................................................    1.64
 5. France Telecom S.A. .............................................    1.49
 6. Nokia Oyj........................................................    1.46
 7. Ericsson, B Shares...............................................    1.41
 8. ING Groep NV.....................................................    1.37
 9. Fanuc ...........................................................    1.32
10. British Telecommunications PLC...................................    1.25
--------------------------------------------------------------------------------

 BRINSON GLOBAL (Ex-U.S.) EQUITY FUND                  SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------

December 31, 1999

                                                       Shares         Value
                                                    ------------- --------------

Global (Ex-U.S.) Equities - 99.13%
Australia - 4.14%
Amcor Ltd. ........................................        19,960 $       93,183
Amp Ltd. ..........................................        22,400        246,703
Boral Ltd. ........................................        63,400         97,914
Brambles Industries Ltd. ..........................         5,860        161,532
Broken Hill Proprietary Co., Ltd. .................        32,450        424,726
CSR Ltd. ..........................................        56,710        137,311
Lend Lease Corp., Ltd. ............................        19,160        267,567
National Australia Bank Ltd. ......................        36,400        555,009
News Corp. Ltd. ...................................        57,760        559,034
News Corp. Ltd., Preferred.........................        21,720        185,487
Qantas Airways Ltd. ...............................        27,430         68,211
QBE Insurance Group Ltd. ..........................        40,494        188,145
Rio Tinto Ltd. ....................................        14,950        320,118
Santos Ltd. .......................................        46,360        125,902
Telstra Corp. Ltd. ................................       139,090        753,648
Westpac Banking Corp., Ltd. .......................        68,410        470,371
WMC Ltd. ..........................................        19,930        109,554
Woolworth's Ltd. ..................................        48,140        165,074
                                                                  --------------
                                                                       4,929,489
                                                                  --------------
Austria - 0.12%
Austria Tabakwerke AG..............................         2,880        138,571
                                                                  --------------
Belgium - 1.15%
Electrabel S.A. ...................................         1,180        384,419
Fortis B...........................................        25,440        913,444
KBC Bancassurance Holding..........................         1,272         68,215
                                                                  --------------
                                                                       1,366,078
                                                                  --------------
Canada - 1.95%
Agrium, Inc. ......................................        16,520        127,488
Alcan Aluminum Ltd. ...............................         5,560        227,564
Bank of Montreal...................................         3,390        115,157
Canadian National Railway Co. .....................         6,820        179,511
Canadian Pacific Ltd. .............................        10,180        217,797
Hudson's Bay Co. ..................................        14,880        176,349
Imasco Ltd. .......................................         5,500        151,399
Imperial Oil Ltd. .................................         4,940        105,519
Magna International, Inc., Class A.................         3,240        137,298
Newbridge Networks Corp. (b).......................         8,290        185,930
NOVA Chemicals Corp. ..............................         6,314        122,904
Potash Corporation of Saskatchewan, Inc. ..........         2,040         96,989
Royal Bank of Canada...............................         5,380        235,396
Shaw Communications, Inc., Class B.................         4,620        151,687
TransCanada Pipelines Ltd. ........................         4,400         37,897
Westcoast Energy, Inc. ............................         3,580         57,105
                                                                  --------------
                                                                       2,325,990
                                                                  --------------

 BRINSON GLOBAL (Ex-U.S.) EQUITY FUND                  SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------

December 31 1999

                                                       Shares         Value
                                                    ------------- -------------

Denmark - 0.56%
Tele Danmark A/S...................................         9,040 $     668,466
                                                                  -------------
Finland - 2.74%
Nokia Oyj (b)......................................         9,650     1,741,162
Sampo Insurance Co., Ltd., Series A................        20,990       730,098
UPM-Kymmene Corp. .................................        19,810       794,298
                                                                  -------------
                                                                      3,265,558
                                                                  -------------
France - 9.51%
Air France.........................................        19,856       378,168
Air Liquide........................................         5,209       867,810
Alcatel Alsthom....................................         1,760       402,241
Axa................................................         2,910       403,709
Banque Nationale de Paris..........................        15,437     1,417,417
Carrefour S.A. ....................................         2,888       530,060
Cie de Saint Gobain................................         3,303       618,147
CSF Thomson........................................        19,982       656,780
France Telecom S.A. ...............................        13,438     1,768,636
Groupe Danone......................................         2,356       552,625
Michelin, Class B..................................         5,962       233,075
Rhone-Poulenc, Class A.............................        12,236       707,709
Schneider S.A. ....................................         5,890       460,225
Societe Generale...................................         3,648       844,707
Total Fina S.A., Class B...........................         7,345       975,544
Vivendi (b)........................................         5,664       508,994
                                                                  -------------
                                                                     11,325,847
                                                                  -------------
Germany - 8.98%
Allianz AG.........................................         2,797       935,034
Bayer AG...........................................        28,430     1,345,111
Bayerische Motoren Werke AG (b)....................        13,450       410,534
Continental AG.....................................        18,250       364,960
DaimlerChrysler AG.................................         9,393       733,468
Deutsche Bank AG (b)...............................        10,583       891,632
Deutsche Telekom AG................................        13,450       941,733
Dresdner Bank AG (b)...............................        10,310       557,040
Mannesmann AG......................................         4,950     1,192,831
SAP AG.............................................           800       391,335
Siemens AG (b).....................................        15,330     1,951,574
Veba AG............................................        19,080       927,597
Volkswagen AG......................................           900        50,521
                                                                  -------------
                                                                     10,693,370
                                                                  -------------
Hong Kong - 0.19%
Henderson Land Development Co., Ltd. ..............        35,000       224,674
                                                                  -------------
Italy - 2.93%
Assicurazioni Generali.............................        16,000       526,057

 BRINSON GLOBAL (Ex-U.S.) EQUITY FUND                  SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------

December 31, 1999

                                                        Shares         Value
                                                     ------------- -------------

Italy - (continued)
Beni Stabili Spa (b)................................        47,495 $      16,663
ENI Spa.............................................       136,000       744,339
ENI Spa ADR.........................................         1,950       107,494
La Rinascente Spa...................................        40,000       255,411
San Paolo-imi Spa...................................        43,495       588,153
Telecom Italia Mobile Spa...........................        69,000       767,043
Telecom Italia Spa..................................        35,000       491,174
                                                                   -------------
                                                                       3,496,334
                                                                   -------------
Japan - 31.78%
Acom Co., Ltd. .....................................         5,800       567,222
Asahi Bank Ltd. ....................................        51,000       313,907
Bank of Tokyo-Mitsubushi Ltd. ......................        53,000       737,355
Benesse Corp. ......................................         1,900       456,646
Bridgestone Corp. ..................................        17,000       373,699
Canon, Inc. ........................................        26,000     1,031,313
Dai Nippon Printing Co., Ltd. ......................        18,000       286,649
Dai-Ichi Kangyo Bank................................        31,000       289,238
Daiichi Pharmaceutical Co., Ltd. ...................        16,000       207,748
Daikin Industries Ltd. .............................        21,000       285,184
Denso Corp. ........................................        14,000       333,740
East Japan Railway Co. .............................            92       495,257
Fanuc...............................................        12,400     1,576,122
Fuji Bank Ltd. .....................................        24,000       232,837
Fujitsu.............................................        54,000     2,458,502
Honda Motor Co. ....................................        23,000       853,891
Hoya Corp. .........................................         7,000       550,535
Ito Yokado Co., Ltd. ...............................         5,000       542,230
Kamigumi Co., Ltd. .................................        45,000       189,048
Kao Corp. ..........................................        19,000       541,107
Kirin Brewery Co., Ltd. ............................        35,000       367,593
Kokuyo..............................................         9,000       119,584
Kuraray Co., Ltd. ..................................        35,000       353,915
Matsushita Electric Industrial Co. .................        34,000       940,062
Mitsubishi Corp. ...................................        33,000       254,379
Mitsubishi Estate Co., Ltd. ........................        57,000       555,215
Murata Manufacturing Co., Inc. .....................         2,000       468,956
NEC Corp. ..........................................        45,000     1,070,539
NGK Insulators......................................        33,000       244,707
Nintendo Corp., Ltd. ...............................         5,600       929,002
Nippon Meat Packers, Inc. ..........................         8,000       103,561
Nippon Steel Co. ...................................       214,000       499,692
Nippon Telegraph & Telephone Corp. .................           132     2,256,851
Nissin Food Products Co. ...........................        10,100       237,316
Nomura Securities Co., Ltd. ........................        54,000       973,377
NTT Mobile Communications...........................            27     1,036,686

 BRINSON GLOBAL (Ex-U.S.) EQUITY FUND                  SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------

December 31, 1999

                                                       Shares         Value
                                                    ------------- -------------

Japan - (continued)
Obayashi Corp. ....................................        50,000 $     235,944
Orix Corp. ........................................         5,900     1,326,931
Osaka Gas Co. .....................................       136,000       326,862
Rohm Co. ..........................................         1,300       533,438
Sankyo Co., Ltd. ..................................        23,000       471,887
Santen Pharmaceutical Co., Ltd. ...................        12,000       197,548
Secom Co., Ltd. ...................................        11,000     1,209,027
Sekisui House Ltd. ................................        24,000       212,203
Seven-Eleven Japan Co., Ltd. ......................         4,000       633,091
Softbank Corp. ....................................           900       859,948
Sony Corp. ........................................         8,500     2,516,242
Sumitomo Bank......................................        37,000       505,720
Sumitomo Chemical Co. .............................        76,000       356,407
Sumitomo Electric Industries.......................        14,000       161,536
Takeda Chemical Industries.........................        19,000       937,424
Takefuji Corp. ....................................         2,500       312,393
TDK Corp. .........................................         7,000       964,975
Tokio Marine & Fire Insurance Co. .................        28,000       326,901
Tokyo Electric Power...............................        12,700       339,974
Tokyo Electron Ltd. ...............................         4,000       547,115
Toyota Motor Corp. ................................        29,000     1,402,472
Yamato Transport Co., Ltd. ........................        19,000       735,089
                                                                  -------------
                                                                     37,846,792
                                                                  -------------
Netherlands - 4.84%
ABN AMRO Holdings NV...............................        22,363       555,931
Elsevier NV........................................        58,500       695,472
ING Groep NV.......................................        27,095     1,627,965
Koninklijke KPN NV.................................        13,693     1,330,030
Royal Dutch Petroleum Co. .........................        11,420       696,572
TNT Post Group NV..................................        14,700       419,217
Unilever NV........................................         7,985       438,947
                                                                  -------------
                                                                      5,764,134
                                                                  -------------
New Zealand - 0.37%
Auckland International Airport Ltd. ...............        36,290        54,883
Carter Holt Harvey Ltd. ...........................        58,260        75,957
Fletcher Challenge Paper...........................        84,600        59,119
Lion Nathan Ltd. ..................................        38,330        88,951
Telecom Corp. of New Zealand Ltd. .................        34,410       161,503
                                                                  -------------
                                                                        440,413
                                                                  -------------
Norway - 0.26%
Norske Skogindustrier ASA..........................         5,990       311,529
                                                                  -------------

 BRINSON GLOBAL (Ex-U.S.) EQUITY FUND                  SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------

December 31, 1999

                                                       Shares         Value
                                                    ------------- -------------

Portugal - 0.66%
EDP Electricidade de Portugal S.A. ................        21,500 $     373,487
Portugal Telecom (b)...............................        37,900       413,720
                                                                  -------------
                                                                        787,207
                                                                  -------------
Singapore - 0.92%
Singapore Press Holdings Ltd. .....................        29,500       639,226
United Overseas Bank Ltd., (Frgn.).................        51,296       452,612
                                                                  -------------
                                                                      1,091,838
                                                                  -------------
Spain - 3.19%
Banco Popular S.A. ................................        11,499       746,344
Banco Santander Central Hispano S.A. ..............        61,331       691,012
Endesa S.A. .......................................        19,797       391,133
Tabacalera S.A. ...................................        65,720       935,460
Telefonica S.A. (b)................................        41,925     1,042,231
                                                                  -------------
                                                                      3,806,180
                                                                  -------------
Sweden - 3.63%
Electrolux AB, B Shares............................        37,080       928,845
Ericsson, B Shares.................................        26,140     1,673,719
Investor AB, B Shares (b)..........................        35,180       494,159
Nordbanken Holding AB..............................       128,800       753,833
Swedish Match AB...................................       137,180       476,910
                                                                  -------------
                                                                      4,327,466
                                                                  -------------
Switzerland - 3.86%
Adecco S.A. (b)....................................           658       509,727
Nestle S.A. (Reg.).................................           522       951,255
Novartis AG (Reg.).................................           806     1,177,252
Roche Holding AG (Gen.)............................           102     1,204,348
Swisscom AG (Reg.).................................         1,866       750,737
                                                                  -------------
                                                                      4,593,319
                                                                  -------------
United Kingdom - 17.35%
Allied Zurich PLC..................................        38,977       458,268
AstraZeneca PLC....................................        12,791       529,402
Barclays PLC.......................................        19,952       573,034
BP Amoco PLC.......................................       141,444     1,419,091
British Aerospace PLC..............................        24,884       164,433
British Airways PLC................................        49,842       324,536
British Telecommunications PLC.....................        61,215     1,492,736
Charter PLC........................................        89,548       382,462
Diageo PLC.........................................        88,798       712,720
FKI PLC............................................       217,084       839,702
Glaxo Wellcome PLC.................................        39,491     1,113,839
Greenalls Group PLC................................        59,606       283,399
House of Fraser PLC................................       119,959       146,938
HSBC Holdings PLC..................................        38,000       528,543

 BRINSON GLOBAL (Ex-U.S.) EQUITY FUND                  SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------

December 31, 1999

                                                      Shares         Value
                                                   ------------- -------------

United Kingdom - (continued)
Lloyds TSB Group PLC..............................       100,313 $   1,252,175
Marconi PLC.......................................        58,033     1,024,645
Marks & Spencer PLC...............................        96,004       456,068
National Power PLC................................       103,504       598,043
Nycomed Amersham PLC..............................        72,500       450,452
Peninsular & Oriental Steam Navigation Co. .......        21,729       361,765
Powergen PLC......................................        60,000       430,326
Prudential Corp. PLC..............................        49,971       982,571
Reckitt & Colman PLC..............................        31,786       297,389
Reed International PLC............................        84,757       633,157
Rio Tinto Ltd. ...................................        33,907       816,990
RJB Mining PLC....................................        90,557        46,704
Royal & Sun Alliance Insurance Group PLC..........        53,540       406,861
Scottish & Southern Energy PLC....................        83,687       666,639
Tesco PLC.........................................       210,998       640,176
Thames Water PLC..................................        27,770       345,525
Trinity Mirror PLC (b)............................        58,513       623,362
Unilever PLC......................................        58,753       431,325
United News & Media PLC...........................        63,352       805,608
Yorkshire Water PLC...............................        74,796       421,922
                                                                 -------------
                                                                    20,660,806
                                                                 -------------
Total Global (Ex-U.S.) Equities (Cost
 $99,445,622).....................................                 118,064,061
                                                                 -------------
Short-Term Investments - 0.62%
Investment Companies - 0.62%
Brinson Supplementary Trust U.S. Cash Management
 Prime Fund (Cost $734,046).......................       734,046       734,046
                                                                 -------------
Total Investments (Cost $100,179,668) - 99.75%
 (a)..............................................                 118,798,107
Cash and other assets, less liabilities - 0.25%...                     299,151
                                                                 -------------
Net Assets - 100%.................................               $ 119,097,258
                                                                 =============

               See accompanying notes to schedule of investments.

 BRINSON GLOBAL (Ex-U.S.) EQUITY FUND                  SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------

December 31, 1999

NOTES TO SCHEDULE OF INVESTMENTS

(a) Aggregate cost for federal income tax purposes was $100,179,668; and net unrealized appreciation consisted of:

        Gross unrealized appreciation............... $23,774,242
        Gross unrealized depreciation...............  (5,155,803)
                                                     -----------
            Net unrealized appreciation............. $18,618,439
                                                     ===========

(b) Non-income producing security.

FORWARD FOREIGN CURRENCY CONTRACTS

The Brinson Global (Ex-U.S.) Equity Fund had the following open forward foreign currency contracts as of December 31, 1999:

                               Settlement     Local       Current   Unrealized
                                  Date      Currency       Value    Gain/(Loss)
                               ---------- ------------- ----------- -----------
Forward Foreign Currency Buy
 Contracts:
Australian Dollar............   06/02/00      6,800,000 $ 4,455,715  $120,375
British Pound................   06/02/00        700,000   1,127,886    (9,194)
Canadian Dollar..............   06/02/00      3,100,000   2,143,786    30,918
Euro.........................   06/02/00      9,100,000   9,226,402   (73,657)
Swedish Krona................   06/02/00     28,000,000   3,310,190   (11,478)
Swiss Franc..................   06/02/00      2,800,000   1,780,740   (12,408)
Forward Foreign Currency Sale
 Contracts:
British Pound................   06/02/00      5,500,000   8,861,963   (60,753)
Japanese Yen.................   06/02/00  1,318,000,000  13,203,428    49,548
                                                                     --------
  Total......................                                        $ 33,351
                                                                     ========


                See accompanying notes to financial statements.

 BRINSON GLOBAL (Ex-U.S.) EQUITY FUND                     FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

STATEMENT OF ASSETS AND LIABILITIES
DECEMBER 31, 1999

ASSETS:
 Investments, at value:
  Unaffiliated issuers (Cost $99,445,622).........................  $118,064,061
  Affiliated issuers (Cost $734,046)..............................       734,046
 Foreign currency, at value (Cost $201,903).......................       203,564
 Receivables:
  Dividends.......................................................        86,813
  Interest........................................................         3,444
  Due from Advisor................................................         3,581
 Net unrealized appreciation on forward foreign currency
  contracts.......................................................        33,351
                                                                   -------------
    TOTAL ASSETS..................................................   119,128,860
                                                                   -------------
LIABILITIES:
 Payables:
  Accrued expenses................................................        31,602
                                                                   -------------
    TOTAL LIABILITIES.............................................        31,602
                                                                   -------------
NET ASSETS:
 Applicable to 9,527,148 shares; no par value, unlimited shares authorized......................................................  $119,097,258
                                                                   =============
 Net asset value, offering price and redemption price per share
  ($119,097,258 / 9,527,148 shares)...............................  $    12.5008
                                                                   =============
NET ASSETS CONSIST OF:
 Paid in capital..................................................  $ 95,037,443
 Accumulated net investment income................................     2,254,679
 Accumulated net realized gain....................................     3,151,001
 Net unrealized appreciation......................................    18,654,135
                                                                   -------------
    NET ASSETS....................................................  $119,097,258
                                                                   =============


                See accompanying notes to financial statements.

 BRINSON GLOBAL (Ex-U.S.) EQUITY FUND                     FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

STATEMENT OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 1999

INVESTMENT INCOME:
 Dividends (net of $209,479 for foreign taxes withheld)..........  $ 1,761,010
 Interest........................................................      132,222
                                                                  ------------
    TOTAL INCOME.................................................    1,893,232
                                                                  ------------
EXPENSES:
 Professional....................................................       53,514
 Custodian.......................................................       50,584
 Trustees........................................................        5,840
 Other...........................................................        2,515
                                                                  ------------
    TOTAL EXPENSES...............................................      112,453
    Earnings credits.............................................       (3,545)
    Expenses reimbursed by Advisor...............................      (52,803)
                                                                  ------------
    NET EXPENSES.................................................       56,105
                                                                  ------------
    NET INVESTMENT INCOME........................................    1,837,127
                                                                  ------------
NET REALIZED AND UNREALIZED GAIN (LOSS):
 Net realized gain (loss) on:
  Investments....................................................    5,635,169
  Foreign currency transactions..................................   (1,416,911)
                                                                  ------------
    Net realized gain............................................    4,218,258
                                                                  ------------
 Change in net unrealized appreciation or depreciation on:
  Investments and foreign currency...............................   13,747,790
  Forward foreign currency contracts.............................      107,752
  Translation of other assets and liabilities denominated in
   foreign currency..............................................        3,410
                                                                  ------------
    Change in net unrealized appreciation or depreciation........   13,858,952
                                                                  ------------
 Net realized and unrealized gain................................   18,077,210
                                                                  ------------
 Net increase in net assets resulting from operations............  $19,914,337
                                                                  ============


                See accompanying notes to financial statements.

 BRINSON GLOBAL (Ex-U.S.) EQUITY FUND                     FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

STATEMENTS OF CHANGES IN NET ASSETS

                                                    Year Ended    Period Ended
                                                   December 31,   December 31,
                                                       1999          1998*
                                                   -------------  ------------
OPERATIONS:
 Net investment income............................  $  1,837,127   $   417,552
 Net realized gain (loss).........................     4,218,258    (1,067,257)
 Change in net unrealized appreciation or
  depreciation....................................    13,858,952     4,795,183
                                                   -------------  ------------
 Net increase in net assets resulting from
  operations......................................    19,914,337     4,145,478
                                                   -------------  ------------
CAPITAL SHARE TRANSACTIONS:
 Shares sold......................................    59,948,270    74,452,671
 Shares redeemed..................................   (36,326,817)   (3,036,691)
                                                   -------------  ------------
 Net increase in net assets resulting from capital
  share transactions (a)..........................    23,621,453    71,415,980
                                                   -------------  ------------
    TOTAL INCREASE IN NET ASSETS..................    43,535,790    75,561,458
                                                   -------------  ------------
NET ASSETS:
 Beginning of period..............................    75,561,468            10
                                                   -------------  ------------
 End of period (including accumulated net
  investment income of $2,254,679 and $417,552,
  respectively)...................................  $119,097,258   $75,561,468
                                                   =============  ============

(a) A summary of capital share transactions follows:
                                                      Shares         Shares
                                                   -------------  ------------
 Shares sold......................................     5,616,680     7,631,785
 Shares redeemed..................................    (3,409,755)     (311,563)
                                                   -------------  ------------
  Net increase in shares outstanding..............     2,206,925     7,320,222
                                                   =============  ============

* The Fund commenced operations June 26, 1998.


                See accompanying notes to financial statements.

 BRINSON GLOBAL (Ex-U.S.) EQUITY FUND                     FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

The table below sets forth financial data for one share of capital stock outstanding throughout each period presented.

                                                       Year Ended  Period Ended
                                                      December 31, December 31,
                                                          1999        1998*
                                                      ------------ ------------
Net asset value, beginning of period.................   $10.3223     $10.0000
                                                       ---------    ---------
 Net investment income...............................     0.1796       0.0570
 Net realized and unrealized gain....................     1.9989       0.2653
                                                       ---------    ---------
  Total income from investment operations............     2.1785       0.3223
                                                       ---------    ---------
Net asset value, end of period.......................   $12.5008     $10.3223
                                                       =========    =========
Total return (non-annualized)........................     21.10%        3.22%
Ratios/Supplemental data
 Net assets, end of period (in 000s).................   $119,097     $ 75,561
 Ratio of expenses to average net assets:
  Before expense reimbursement and earnings credits..      0.12%        0.10%**
  After expense reimbursement and earnings credits...      0.06%        0.06%**
 Ratio of net investment income to average net
  assets:
  Before expense reimbursement and earnings credits..      1.90%        1.40%**
  After expense reimbursement and earnings credits...      1.96%        1.44%**
 Portfolio turnover rate.............................        86%          41%

* The Fund commenced operations June 26, 1998.
** Annualized



                See accompanying notes to financial statements.

 BRINSON EMERGING MARKETS EQUITY FUND
--------------------------------------------------------------------------------

Since July 31, 1995, the first month-end after the Fund became fully invested, the Brinson Emerging Markets Equity Fund has produced an annualized return of 3.55%, compared to the 6.57% return of its benchmark, the Brinson Emerging Markets Normal Index. A widely followed industry benchmark, the MSCI Emerging Markets (Free) Index has returned 2.53% over the same period. Over the last year, the Fund returned 65.76% while the Normal Index returned 71.07%, and the MSCI EMF Index returned 66.41%.

The Brinson Normal Index (our long-term policy asset mix) utilizes country weights within liquidity tiers to minimize country specific risk, while maintaining broad exposure to emerging growth economies, and can diverge substantially from a typical passive or market-capitalization weighted index. As a result of the annual mid-year review of this long-term policy, the long-term policy overweight to EMEA (Europe, Middle East and Africa) and our underweight to Latin America relative to the market-capitalization weighted MSCI EMF benchmark were removed.

Relative to the MSCI EMF, our Fund started the year significantly underweight in Latin America and remained so for most of the year. This regional bet added value as these markets underperformed the broader index for the first nine months. We started the year underweight in Asia relative to the MSCI EMF, which paid off during the first quarter, but then hurt us significantly in the second quarter as the region outperformed very strongly.

The outperformance of the EMEA markets during the course of 1999 went against our strategy and therefore hurt the Fund's performance relative to the MSCI. The Greek market's unwarranted exuberance continued until the fourth quarter and hurt our relative performance, because we remained underweight in light of the unattractive valuations. Our strategy was finally rewarded in the fourth quarter as the market corrected sharply, at the same time that Turkey bounced back from an extended period of underperformance on the back of structural reforms. The overweight of Turkey relative to the MSCI, together with the underweight in Greece, allowed most of the year's relative underperformance vis-a-vis the MSCI to be recouped in the final weeks of the year.

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--------------------------------------------------------------------------------

Total Return

                                                     Annualized
                          6 Months  1 Year  3 Years   6/30/95*
                           Ended    Ended    Ended       to
                          12/31/99 12/31/99 12/31/99  12/31/99
---------------------------------------------------------------
Brinson Emerging Markets
 Equity Fund(/1/)          23.58%   65.76%    4.44%     3.36%
---------------------------------------------------------------
Brinson Emerging Markets
 Equity Fund(/2/)          19.90    60.83     3.39      3.01
---------------------------------------------------------------
Brinson Emerging Markets
 Normal Index**            19.41    71.07     8.96      6.57
---------------------------------------------------------------
MSCI Emerging Markets
 (Free) Index              18.98    66.41     3.18      2.99
---------------------------------------------------------------

* Performance inception date of the Brinson Emerging Markets Equity Fund.
** An unmanaged index compiled by the Advisor that is constructed to minimize country specific risk while providing regional exposure similar to the MSCI Emerging Markets (Free) Index.
(1) Total return based on NAV--does not include the payment of a 1.50% transaction charge on Fund share purchases and redemptions.
(2) Standardized total return--includes the payment of a 1.50% transaction charge on Fund share purchases and redemptions in each period presented where applicable.
All returns over 1 year are average annualized returns.

Illustration of an Assumed Investment of $100,000

This chart shows growth in the value of an investment in the Brinson Emerging Markets Equity Fund, the Brinson Emerging Markets Normal Index and the MSCI Emerging Markets (Free) Index if you had invested $100,000 on June 30, 1995. Past performance is no guarantee of future results. Share price and return will vary with market conditions; investors may realize a gain or loss upon redemption.

Brinson Emerging Markets Equity Fund
vs. Brinson Emerging Markets Normal Index and MSCI Emerging Markets (Free) Index

                                    [GRAPH]
                  Brinson             MSCI Emerging         Brinson Emerging
             Emerging Markets            Markets                 Markets
              Equity Fund/2/          (Free) Index            Normal Index
 6/30/95          100,000                100,000                 100,000
 7/31/95           99,469                102,245                 102,846
 8/31/95           94,941                 99,836                  98,380
 9/30/95           95,041                 99,362                  97,952
10/31/95           92,298                 95,559                  94,968
11/30/95           90,060                 93,855                  92,628
12/31/95           93,164                 98,017                  95,466
 1/31/96           99,521                104,985                 103,741
 2/29/96           99,709                103,315                 103,127
 3/31/96          100,005                104,120                 103,399
 4/30/96          104,747                108,283                 108,202
 5/31/96          103,691                107,800                 107,412
 6/30/96          105,701                108,473                 109,536
 7/31/96           98,860                101,059                 102,864
 8/31/96          100,824                103,646                 105,105
 9/30/96          101,719                104,544                 106,494
10/31/96           98,597                101,756                 102,987
11/30/96          100,788                103,461                 104,879
12/31/96          101,862                103,929                 105,309
 1/31/97          111,465                111,018                 115,791
 2/28/97          114,896                115,772                 118,997
 3/31/97          113,164                112,731                 116,647
 4/30/97          113,647                112,930                 115,739
 5/31/97          118,493                116,162                 121,101
 6/30/97          122,647                122,379                 124,766
 7/31/97          124,271                124,206                 125,801
 8/31/97          111,402                108,401                 112,952
 9/30/97          115,646                111,404                 116,437
10/31/97           99,057                 93,124                  98,930
11/30/97           92,813                 89,726                  91,933
12/31/97           91,635                 91,889                  89,228
 1/31/98           88,446                 84,682                  87,004
 2/28/98           95,912                 93,520                  98,570
 3/31/98           99,893                 97,579                 102,598
 4/30/98          100,327                 96,516                 102,119
 5/31/98           88,532                 83,289                  87,998
 6/30/98           80,845                 74,553                  78,919
 7/31/98           84,345                 76,916                  82,314
 8/31/98           59,302                 54,677                  60,665
 9/30/98           60,325                 58,145                  63,762
10/31/98           66,285                 64,268                  72,771
11/30/98           70,021                 69,613                  79,912
12/31/98           70,004                 68,604                  79,625
 1/31/99           68,941                 67,497                  78,997
 2/28/99           69,912                 68,154                  80,787
 3/31/99           77,436                 77,136                  90,062
 4/30/99           87,270                 86,679                 103,649
 5/31/99           86,025                 86,175                 103,868
 6/30/99           93,900                 95,955                 114,072
 7/31/99           91,746                 93,348                 110,513
 8/31/99           91,000                 94,198                 110,334
 9/30/99           87,241                 91,010                 106,722
10/31/99           90,264                 92,948                 110,084
11/30/99           98,662                101,282                 118,946
12/31/99          116,039                114,163                 136,211


Fund returns are net of all fees and costs, while the index returns are based solely on market returns without deduction for fees or transaction costs for rebalancing.

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--------------------------------------------------------------------------------

MARKET ALLOCATION

As of December 31, 1999

                            MSCI-EMF*  Normal                        Strategy
                            Benchmark Benchmark Strategy Over/Under   Range**
                            Exposure  Exposure  Exposure  Weights   (95% Freq.)
                            --------- --------- -------- ---------- -----------
Latin America                 28.74%    29.23%    25.7%     -3.5%
 Argentina.................    2.08      4.62      3.6      -1.0      0 to +5%
 Brazil....................    9.94      9.23      9.2       0.0         +/-7
 Chile.....................    3.51      4.62      2.1      -2.5      0 to +5
 Colombia..................    0.35      0.00      0.0       0.0      0 to +2
 Mexico....................   11.62      9.23      9.2       0.0         +/-7
 Peru......................    0.67      1.54      1.5       0.0      0 to +5
 Venezuela.................    0.58      0.00      0.0       0.0      0 to +2
Asia                          40.14%    40.00%    44.5%      4.5
 China.....................    0.44      3.08      3.1       0.0      0 to +5
 India.....................    8.41      4.62      7.6       3.0      0 to +5
 Indonesia.................    1.74      1.54      1.0      -0.5     0 to +53
 Korea.....................   13.90      9.23     10.2       1.0         +/-7
 Malaysia..................    0.00      3.08      3.1       0.0      0 to +5
 Pakistan..................    0.35      0.00      0.0       0.0      0 to +2
 Philippines...............    1.24      4.62      4.6       0.0      0 to +5
 Sri Lanka.................    0.05      0.00      0.0       0.0      0 to +2
 Taiwan....................   10.99      9.23     11.2       2.0         +/-7
 Thailand..................    3.02      4.62      3.6      -1.0      0 to +5
Europe/Middle East/ Africa    31.12%    30.77%    29.2      -1.6
 Bulgaria..................    0.00      0.00      0.1       0.1      0 to +2
 Czech Republic............    0.64      1.54      1.5       0.0      0 to +5
 Greece....................    6.47      4.62      2.6      -2.0      0 to +5
 Hungary...................    1.21      1.54      2.5       1.0      0 to +5
 Israel....................    4.13      4.62      4.6       0.0      0 to +5
 Jordan....................    0.12      0.00      0.0       0.0      0 to +2
 Kazakhstan................    0.00      0.00      0.4       0.4      0 to +2
 Poland....................    1.26      3.08      3.1       0.0      0 to +5
 Romania...................    0.00      0.00      0.3       0.3      0 to +2
 Russia....................    2.46      1.54      1.5       0.0      0 to +5
 South Africa..............   10.78      9.23      7.7      -1.5         +/-7
 Turkey....................    4.05      4.62      4.6       0.0      0 to +5
 Ukraine...................    0.00      0.00      0.1       0.1      0 to +2
Cash.......................    0.00      0.00      0.6       0.6
                              -----     -----    -----     -----
                              100.0%    100.0%   100.0%    100.0%

* Morgan Stanley Emerging Markets (Free) Index.
** Current strategy will fall in this range with 95% frequency.
Note: Totals may not add due to rounding.

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--------------------------------------------------------------------------------


TOP TEN EQUITY HOLDINGS

As of December 31, 1999

                                                                      Percent of
                                                                      Net Assets
--------------------------------------------------------------------------------
 1. Telefonos de Mexicano S.A., Series L and Series L ADR............    3.97%
 2. Turkiye Is Bankasi, Class C......................................    1.90
 3. India I T Fund...................................................    1.89
 4. Petroleo Brasileiro S.A., Preferred..............................    1.69
 5. Samsung Electronics Co. .........................................    1.55
 6. Atlantis Korean Smaller Cos. ....................................    1.55
 7. Cia Vale Do Rio Doce, Class A....................................    1.28
 8. Yapi Ve Kredi Bankasi A.S. ......................................    1.21
 9. Magyar Tavkozlesi Rt. ...........................................    1.09
10. Taiwan Semiconductor Manufacturing Co. ..........................    1.06
--------------------------------------------------------------------------------

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--------------------------------------------------------------------------------

December 31, 1999

                                                             Shares       Value
                                                           ----------- -----------
Equities - 93.05%
Argentina - 2.94%
Banco Frances del Rio de la Plata S.A. ...................      58,882 $   465,214
Banco Frances del Rio de la Plata S.A., ADR...............      30,400     720,100
Banco Galicia y Buenos Aires (b)..........................     359,479   1,786,789
CEI Citicorp Holdings S.A. (b)............................     198,791     725,660
Cresud S.A.C.I.F.y A. ....................................     612,826     600,630
Inversiones Y Representaciones S.A. ......................     445,291   1,442,887
Perez Companc CMN ARS, Class B............................     324,226   1,660,203
Telecom Argentina S.A. ...................................      22,600     774,050
Telecom Argentina S.A., Class B...........................     190,881   1,313,393
Telefonica de Argentina S.A., ADR.........................      76,000   2,346,500
Telefonica de Argentina, Class ARS 1 (b)..................     814,600   2,501,072
                                                                       -----------
                                                                        14,336,498
                                                                       -----------
Austria - 0.03%
Ca Ib Invest Ceska Spor, Warrants (b).....................      80,000     146,751
                                                                       -----------
Brazil - 11.90%
Banco Bradesco S.A. ...................................... 424,939,897   3,357,345
Banco Bradesco S.A., Rights (b)...........................  27,593,086     218,468
Banco Itau S.A., Preferred................................  14,253,000   1,231,790
Brazil Fund, Inc. (c).....................................      20,266     376,188
Centrais Electricas Brasileiras S.A. .....................  31,350,000     690,626
Centrais Electricas Brasileiras S.A., Class B.............  42,000,000   1,009,311
Cia de Saneamento Basica S.A. ............................  19,188,380   2,269,225
Cia Energetica de Minas Gerais, ADR (c)......................   13,919     314,310
Cia Energetica de Minas Gerais, Preferred.................  96,533,688   2,179,880
Cia Vale Do Rio Doce, Preferred A.........................     224,250   6,251,742
Coelce Preferred A........................................ 455,730,000   1,308,620
Eletricidade Sao Paulo-Preferred (b)......................  23,089,906   1,506,283
Embratel Participacoes S.A. ADR (b).......................      60,000   1,635,000
Embratel Participacoes S.A., Preferred (b)................ 116,570,000   3,022,306
Petroleo Brasileiro S.A., Preferred.......................  32,155,000   8,247,170
Tele Norte Leste Participacoes S.A., ADR (b)..............     112,400   2,866,200
Tele Norte Leste Participacoes S.A., Preferred (b)........ 119,530,000   3,232,342
Telecelular Sul Participacoes ADR (b).....................      20,920     664,210
Telecelular Sul Preferred (b).............................  88,530,000     296,170
Telecentro Sul Preferred (b).............................. 186,812,300   3,436,263
Telecentro Sul S.A. (b)...................................      11,000     998,250
Telesp Celular Participacoes ADR (b)......................      19,700     834,787
Telesp Celular Participacoes, Preferred (b)............... 101,930,000   1,818,656
Telesp Participacoes S.A., ADR (b)........................      71,100   1,737,506
Telesp Participacoes S.A., Preferred (b).................. 167,020,000   4,078,883
Telesudeste Celular Participacoes ADR (b).................      22,200     861,637
Telesudeste Celular Participacoes, Preferred (b).......... 181,730,000   1,352,716
Usinas Siderurgicas de Minas Gerais S.A. .................     424,200   2,317,904
Vale Dorio Doce Rights (b)................................      23,646          --
                                                                       -----------
                                                                        58,113,788
                                                                       -----------

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--------------------------------------------------------------------------------

December 31, 1999

                                                          Shares      Value
                                                         --------- ------------
Bulgaria - 0.09%
Farmlington Bulgaria Fund (b)...........................   124,500 $    435,750
                                                                   ------------
Cayman Islands - 0.04%
Regent Central Asia Investments (b).....................   415,000      207,500
                                                                   ------------
Chile - 1.87%
Banco de A. Edwards ADR.................................    20,654      340,791
Chile Fund, Inc. .......................................   241,700    2,719,125
Cia Cervecerias Unidas S.A., ADR........................    15,100      484,144
Cia de Telecomunicaciones de Chile S.A., ADR............   144,470    2,636,577
Embotelladora Andina S.A., Class B, ADR.................    32,400      473,850
Empresa Nacional de Electricidad S.A., ADR..............    37,564      532,939
Genesis Chile Fund......................................    44,000    1,380,500
Quimica Y Minera Chile S.A., ADR........................    11,000      347,187
Quimica Y Minera Chile S.A., Class A, ADR...............     3,359      105,809
Quinenco S.A., ADR......................................     9,700      107,913
                                                                   ------------
                                                                      9,128,835
                                                                   ------------
Czech Republic - 1.06%
Ceska Sporitelna A.S. ..................................    90,300      417,152
Ceske Energeticke Zavody A.S. (b).......................   510,300    1,259,409
Komercni Banka A.S. (b).................................     4,900       83,572
Komercni Banka A.S., ADR (b)............................    70,200      398,701
Komercni Banka A.S., Rights (b).........................     4,900       15,009
Metrostav...............................................    16,500       63,818
SPT Telecom A.S. .......................................   138,900    2,229,780
Tabak A.S. .............................................     2,189      440,214
Unipetrol A.S. (b)......................................   201,500      286,831
                                                                   ------------
                                                                      5,194,486
                                                                   ------------
Egypt - 0.09%
Egypt Investment Co., Ltd. (b)..........................    36,000      457,200
                                                                   ------------
Greece - 1.78%
Alpha Credit Bank Ord...................................    16,466    1,288,257
Athens Medical Center Ord (b)...........................     6,678      342,807
Attica Enterprises S.A. (b).............................    19,560      373,973
Chipita International S.A. (b)..........................    13,600      210,082
Commercial Bank of Greece, S.A. ........................     8,655      665,062
Hellenic Bottling Co. S.A. .............................    16,460      380,891
Hellenic Telecommunications Organization S.A. ..........   101,056    2,390,615
Intracom S.A. (b).......................................    15,036      684,471
National Bank of Greece Ord.............................    21,637    1,589,073
Titan Cement Co., S.A. .................................     3,400      200,228
Titan Cement Co., S.A., Preferred.......................    10,400      550,757
                                                                   ------------
                                                                      8,676,216
                                                                   ------------
Hong Kong - 2.18%
Angang New Steel Co., Ltd. ............................. 3,886,000      309,940

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--------------------------------------------------------------------------------

December 31, 1999

                                                          Shares      Value
                                                         --------- ------------
Hong Kong - (continued)
Beijing Datang Power Generation Co., Ltd., Class H...... 4,631,300 $    762,599
Beijing Yanhua Petrochemical Co., Ltd., Class H......... 2,790,000      323,020
Brilliance China Automotive (b).........................    68,000      237,937
China Everbright Ltd. ..................................   301,000      247,816
China Shipping Development Co., Ltd. (b)................ 3,488,000      691,004
China Southern Airlines Co., Ltd. (b)................... 1,100,000      240,561
China Telecom Ltd. .....................................    63,000      393,877
Chinatrust Resources Beijing Land....................... 2,376,000      272,032
Cosco Pacific Ltd. .....................................   478,000      396,617
Great Wall Technology Co., Ltd. (b).....................   290,000      281,662
Guangdong Kelon Elec Holding, Class H................... 1,373,700    1,042,623
Guangshen Railway Co., Ltd. ............................ 1,590,000      177,951
Hengan International Group Co., Ltd.....................   450,000      124,461
Huaneng Power International, Inc. Class H............... 2,354,000      560,224
Huaneng Power International, Inc., Series N, ADR........    34,200      361,237
Jiangsu Express......................................... 3,428,000      560,051
Jiangxi Copper Industry (b)............................. 1,025,000      114,717
New World Infrastructure Ltd. (b).......................   184,800      236,542
Qingling Motors Co. ....................................   226,000       27,329
Shanghai Petrochemical Co., Ltd., Class H............... 7,926,000    1,243,934
TPV Holdings Ltd. (b)................................... 1,062,000      177,603
Yanzhou Coal Mining Co., Ltd., Class H..................   986,000      272,709
Yizheng Chemical Fibre Co., Ltd. ....................... 3,456,000      966,978
Zhejiang Expressway Co., Ltd., Class H.................. 4,005,100      607,965
                                                                   ------------
                                                                     10,631,389
                                                                   ------------
Hungary - 2.21%
BorsodChem Rt. (b)......................................    19,000      762,932
Danubius Hotel HUF 1000 (b).............................    18,559      336,081
Magyar Tavkozlesi Rt. ..................................   765,669    5,335,147
MOL Magyar Olaj-es Gazipari Rt. ........................    87,145    1,801,084
OPT Bank Rt. ...........................................    26,889    1,565,579
Richter Gedeon Rt. .....................................    15,362    1,003,894
                                                                   ------------
                                                                     10,804,717
                                                                   ------------
India - 6.83%
Aptech Ltd. ............................................    19,613      796,373
Asea Brown Boveri Ltd. .................................    19,004      109,175
Ashok Leyland Ltd. .....................................   124,750      326,943
Associated Cement Cos., Ltd. ...........................    38,500      219,627
Bajaj Auto Ltd. ........................................    29,000      219,245
Bharat Heavy Electricals Ltd. (b).......................   127,600      615,752
Bharat Petroleum Corp., Ltd. ...........................    59,000      532,278
Cadbury India Ltd. (b)..................................    18,700      322,714
Cipla Ltd. .............................................    11,950      381,697
Cochin Refineries Ltd. (b)..............................       500        1,746
Corporation Bank........................................   113,000      288,229

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--------------------------------------------------------------------------------

December 31, 1999

                                                          Shares      Value
                                                         --------- ------------
India - (continued)
Cummins India Ltd. .....................................       100 $      1,314
Digital Equipment India (b).............................       100        2,574
Dr. Reddy's Laboratories Ltd. (b).......................    15,400      510,296
EIH Ltd. (b)............................................        12           55
Grasim Industries Ltd. .................................    50,700      475,340
Gujarat Ambuja Cements Ltd. ............................    25,600      191,776
HCL Technologies Ltd. (b)...............................    18,000      239,904
Hindalco Industries Ltd. ...............................    24,200      447,659
Hindustan Lever Ltd. ...................................    42,788    2,212,282
Hindustan Petroleum Corp., Ltd. ........................   210,950      887,088
Housing Development Finance (b).........................    67,400      442,958
ICICI Banking Corp. ....................................       300          483
India I T Fund (b)......................................   125,000    9,250,000
India Public Secitr Fund, Ltd. (b)                         147,059    1,213,237
Indian Hotels Co., Ltd. ................................    15,000      109,266
Industrial Credit & Investment Corp. of India Ltd. .....   104,600      221,134
IS Himalayan Fund (b)...................................   218,218    4,855,350
ITC Ltd. ...............................................    56,600      864,916
Larsen & Toubro Ltd., Class A...........................    79,300    1,012,992
Mahanagar Telephone Nigam Ltd. .........................   153,000      678,555
Mahindra & Mahindra Ltd. ...............................    43,679      421,559
National Aluminum Co., Ltd. (b).........................       100          145
NIIT Ltd. ..............................................    11,900      906,648
Punjab Tractors Ltd. ...................................       350        8,357
Ranbaxy Laboratories Ltd. ..............................    26,400      579,353
Reliance Industries Ltd. ...............................   219,180    1,177,052
Satyam Computer Services Ltd. ..........................    19,400      980,309
Software Solution Integrated............................       300       15,217
State Bank of India Ltd. ...............................   109,600      566,039
Steel Authority of India Ltd. (b).......................       100           26
Tata Engineering & Locomotive Co., Ltd. ................   102,750      474,585
Videsh Sanchar Nigam Ltd. ..............................     9,102      378,365
Videsh Sanchar Nigam Ltd., (b)..........................     9,600      399,067
                                                                   ------------
                                                                     33,337,680
                                                                   ------------
Indonesia - 0.81%
Astra International, Inc. ..............................   571,800      304,149
Bank Dagagang Nasional, Warrants (b)....................    47,219           --
Bank Internasional Indonesia, Warrants (b)..............    55,042            8
Gudang Garam............................................   160,000      426,667
Indah Kiat Pulp & Paper Corp. .......................... 1,132,200      441,638
Indah Kiat Pulp & Paper Corp., Warrants (b).............     8,900        2,336
Jaya Real Property......................................   110,000       15,993
PT Bank Dagang Nasional (b).............................     1,062           --
PT Bank Pan Indonesia Tbk............................... 1,704,400      163,187
PT Bank Pan Indonesia Tbk, Warrants (b).................   364,800       12,678
PT Duta Pertiwi Property (b)............................   350,000       38,475

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--------------------------------------------------------------------------------

December 31, 1999

                                                           Shares      Value
                                                          --------- ------------
Indonesia - (continued)
PT Hanjaya Mandala Sampoerna Tbk.........................    30,200 $     76,143
PT Indofood Sukses Makmur Tbk............................   389,500      483,422
PT Indorama Synthetics (b)...............................   215,000       49,557
PT Matahari Putra Prima (b)..............................   800,000      133,333
PT Medco Energy Corp. (b)................................    54,500       36,333
PT Semen Gresik Tbk......................................   122,500      192,438
PT Tempo Scan Pacific Tbk................................   239,900      200,767
Tambang Timah............................................   107,000       73,989
Telecom Indonesia........................................ 2,349,000    1,324,436
                                                                    ------------
                                                                       3,975,549
                                                                    ------------
Israel - 4.84%
Bank Hapoalim Ltd. ...................................... 1,279,973    3,981,646
Bank Leumi Le-Israel.....................................   238,150      500,368
Bezeq Israeli Telecommunications Corp., Ltd. (b).........   372,209    1,852,187
Check Point Software Technologies (b)....................    19,200    3,816,000
ECI Telecommunications ADR...............................    70,200    2,220,075
Formula Systems Ltd. (b).................................    32,525    1,369,869
Gilat Satellite Networks Ltd. (b)........................    14,400    1,710,000
Israel Chemicals Ltd. ...................................   512,995      563,582
Koor Industries Ltd. ....................................     3,388      338,002
Koor Industries Ltd., ADR................................    26,000      520,000
MA Industries Ord (b)....................................   262,157      458,166
Orbotech, Ltd. (b).......................................    32,850    2,545,875
Tecnomatix Technologies Ltd. (b).........................    13,600      391,000
Teva Pharmaceutical Industries Ltd. .....................     7,359      505,955
Teva Pharmaceutical Industries Ltd., ADR.................    39,690    2,845,277
                                                                    ------------
                                                                      23,618,002
                                                                    ------------
Korea - 9.74%
Atlantis Korean Smaller Cos. (b).........................   408,441    7,556,158
Cheil Jedang Corp. ......................................     9,500    1,098,605
Daewoo Securities........................................    36,746      416,831
Fidelity Advisor Korea Fund (b)..........................   168,000    1,932,000
Hankuk Glass Industry Co., Ltd. .........................    11,700      222,060
Hite Brewery Co. ........................................     7,323      251,470
Honam Petrochemical Corp. ...............................    37,300      523,544
Housing & Commercial Bank, Korea.........................    37,610    1,195,233
Housing & Commercial Bank, Korea, GDR, 144A (b)..........         3           98
Hyundai Motor Co., 144A (b)..............................   108,116    1,162,247
Hyundai Motor Co., Ltd. .................................     3,428       54,470
Hyundai Securities Co. (b)...............................    14,300      280,244
Kookmin Bank.............................................    85,592    1,344,931
Korea Asia Fund Ltd., ADR (b)............................     2,120    4,028,000
Korea Electric Power Corp................................   105,170    3,267,994
Korea Telecom............................................    34,900    2,608,775
Korea Telecom Corp. (b)..................................     2,210      349,214

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December 31, 1999

                                                           Shares      Value
                                                          --------- ------------
Korea - (continued)
LG Chemical Ltd. ........................................    44,595 $  1,413,277
LG Electronics...........................................    25,800    1,070,445
LG Investment & Securities Co., Ltd. (b).................    28,500      485,567
LG Investment & Securities Co., Ltd., Rights.............     6,358       16,838
Nong Shim Co., Ltd. .....................................     6,000      266,949
Pohang Iron & Steel Co., Ltd. ...........................    14,470    1,713,799
Samsung Corp. ...........................................    34,100      511,741
Samsung Display Devices Co. .............................    10,692      445,500
Samsung Electro-Mechanics Co. ...........................    13,687      912,225
Samsung Electronics Co. .................................    32,308    7,586,448
Samsung Securities Co., Ltd. ............................    34,090    1,035,211
Sejong Securities Co., Ltd., Warrants (b)................     7,260        6,409
Shinhan Bank (b).........................................    85,600      929,449
Shinsegae Department Store Co. ..........................     4,346      220,216
SK Corp. ................................................    53,927    1,637,614
SK Telecom Co., Ltd. ....................................       264    1,049,692
SK Telecom Co., Ltd., ADR................................    51,490    1,975,917
                                                                    ------------
                                                                      47,569,171
                                                                    ------------
Malaysia - 2.82%
APM Automotive Holdings Bhd (b)..........................    74,700       42,461
Arab Malaysian Finance Bhd...............................   329,000      363,632
Berjaya Sports Toto Bhd..................................   307,000      662,474
British American Tabacco Bhd.............................    53,000      404,474
Commerce Asset-Holding Bhd...............................   326,000      836,447
IOI Corporated Bhd.......................................   669,000      404,921
Malayan Banking Bhd......................................   438,000    1,556,053
Malaysian International Shipping Bhd (Frgn.).............   392,000      644,737
OSK Holdings Bhd.........................................   485,321      416,354
OSK Holdings Bhd, Rights (b).............................   121,333       14,688
Public Bank Bhd (Frgn.)..................................   924,000      958,042
Resorts World Bhd........................................   344,000      986,737
Sime Darby Bhd...........................................   423,000      536,542
TA Enterprise Bhd........................................ 1,189,000      506,889
Tan Chong Motor Holdings Bhd.............................   498,000      209,684
Tanjong MYR NPV..........................................   102,000      225,474
Telekom Malaysia Bhd.....................................   533,000    2,061,868
Tenaga Nasional Bhd......................................   470,000    1,212,105
UMW Holdings Bhd.........................................   288,000      538,105
Unisem (M) Bhd...........................................   105,000      674,210
Warisan TC Holdings Bhd (b)..............................    24,900       16,513
YTL Corp. Bhd............................................   321,600      512,021
                                                                    ------------
                                                                      13,784,431
                                                                    ------------
Mexico - 9.97%
Apasco NV................................................   104,000      647,257
ARA, S.A. de C.V. (b).................................... 1,204,091    1,994,117

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December 31, 1999

                                                          Shares      Value
                                                         --------- ------------
Mexico - (continued)
Cemex S.A. CPO NPV (b)..................................   897,331 $  5,016,724
Cifra U NPV (b).........................................   955,219    1,914,468
Corporacion GEO, S.A., Series B (b).....................   349,600    1,316,532
Fomento Economico Mexicano S.A. de C.V., ADR............     3,202      142,489
Fomento Economico Mexicano S.A. de C.V., UBD Units......   840,900    3,752,117
Grupo Financiero Banamex Accival S.A. (b)...............   860,700    3,450,063
Grupo Financiero Banamex Accival S.A., Series L (b).....       510        1,964
Grupo Financiero Bancomer S.A. de C.V. (b).............. 6,348,000    2,651,696
Grupo Imsa S.A. de C.V. ................................   461,000      875,316
Grupo Imsa S.A. de C.V., ADR............................     5,300       90,762
Grupo Televisa S.A., GDR (b)............................    34,800    2,375,100
Grupo Televisa S.A., Series CPO (b).....................    85,162    2,874,667
Nuevo Grupo Iusacell S.A. (b)...........................    56,321      841,295
Organizacion Soriana S.A. (b)...........................   302,700    1,388,972
Telefonos de Mexicano S.A., Series L....................   547,497    3,060,901
Telefonos de Mexicano S.A., Series L, ADR...............   145,000   16,312,500
                                                                   ------------
                                                                     48,706,940
                                                                   ------------
Peru - 1.37%
Cementos Lima S.A.......................................    20,998      345,582
Cerveceria Backus & Johnston S.A., T Shares.............   994,329      413,360
Cia de Minas Buenaventura S.A., A Shares................    15,836      126,030
Cia de Minas Buenaventura S.A., ADR.....................     5,800       93,162
Credicorp, Ltd. ........................................   197,595    2,371,140
Ferreyros S.A. .........................................   950,567      514,259
Ferreyros S.A., 144A, ADR...............................    12,761      138,074
Telefonica del Peru S.A., ADR...........................   119,600    1,599,650
Telefonica del Peru S.A., B Shares......................   844,115    1,098,407
                                                                   ------------
                                                                      6,699,664
                                                                   ------------
Philippines - 3.22%
Ayala Land, Inc., Class B............................... 4,126,200    1,075,065
Bank of Philippines Islands.............................    82,800      238,333
Benpres Holdings Corp. (b).............................. 5,188,000      785,280
Equitable PCIBank.......................................    84,000      186,551
Far East Bank & Trust...................................    93,000      173,077
Filivest Land, Inc. (b)................................. 6,245,100      635,358
Hi Cement Corp. (b)..................................... 8,086,000      264,852
International Container Terminal Services, Inc. (b)..... 5,585,000      505,837
Manila Electric Co., Class B............................   560,325    1,598,942
Metro Pacific Corp. (b)................................. 9,883,000      284,473
Metropolitan Bank & Trust Co. ..........................   421,600    3,033,846
Petron Corp. ........................................... 7,917,000      628,645
Phillippine Long Distance Telephone Co. ................   135,390    3,443,542
Queenbee Res Corp. (b).................................. 1,399,000      590,149
San Miguel Corp., Class B...............................   517,520      731,976
SM Prime Holdings, Inc. ................................ 8,315,300    1,568,146
                                                                   ------------
                                                                     15,744,072
                                                                   ------------

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--------------------------------------------------------------------------------

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
                                                           Shares      Value
                                                         ---------- -----------
Poland - 2.91%
Bank Handlowy w Warszawie...............................      3,500 $    51,824
Bank Handlowy w Warszawie GDR (b).......................     47,500     703,323
Bank Rozwoju Eksportu S.A. .............................     48,544   1,536,054
Elektrim Spolka Akcyjna S.A. (b)........................     71,607     709,151
KGHM Polska Miedz S.A. .................................     26,070     163,725
KGHM Polska Miedz S.A., GDR.............................     73,500     923,189
Kredyt Bank S.A. (b)....................................     17,000      77,814
Kredyt Bank S.A., GDR (b)...............................     17,100     396,720
Orbis Un Sponsored (b)..................................      1,092       9,443
Orbis Un Sponsored ADR (b)..............................     67,000     502,500
Polski Koncern Naftowy S.A. (b).........................     75,200     457,739
Polski Koncern Naftowy S.A., GDR (b)....................     61,000     742,614
Polski Koncern Naftowy S.A., W/I, GDR (b)...............    190,950   2,386,875
Prokom Software S.A. ...................................      7,297     225,608
Prokom Software S.A., GDR...............................     34,700     539,585
Softbank S.A. ..........................................     22,000     733,333
Telekomunikacja Polska S.A. ............................     50,300     329,259
Telekomunikacja Polska S.A., GDR, 144A..................    131,000     857,513
Telekomunikacja Polska S.A., REGS, GDR (b)..............    424,000   2,703,000
Zaklady Piwowarskie w Zywcu S.A. .......................      1,552     136,831
                                                                    -----------
                                                                     14,186,100
                                                                    -----------
Romania - 0.16%
Romanian Investment Fund (b)                                  1,950     780,000
                                                                    -----------
Russia - 1.82%
Borskoie Glass Co. (b)..................................      5,500      13,750
Framlington Russia Investment Fund (b)..................      9,721      19,442
Gaz Auto Plant (b)......................................      4,000     140,000
Gaz Auto Plant, Preferred (b)...........................     10,000      79,564
Gazprom ADR (b).........................................     34,000     288,150
Kirowsky Shinniy (b)....................................     11,000      16,410
Krasny Oktyabr (RED October) RDC (b)....................     15,000      30,000
LUKoil Holding Co. (b)..................................     59,000     767,000
LUKoil Holding Co., ADR.................................     41,350   2,150,200
Norilsk Nickel (b)......................................     72,000     504,000
Surgutneftegaz Preferred (b)............................ 23,200,000   2,540,400
Surgutneftegaz Preferred ADR (b)........................     65,620   1,115,540
Unified Energy Systems.................................. 10,400,000   1,248,000
Yuganskneftegaz (b).....................................     10,000       3,200
                                                                    -----------
                                                                      8,915,656
                                                                    -----------
South Africa - 7.41%
ABSA Group Ltd. ........................................    331,200   1,484,551
Anglo American Platinum Corp., Ltd. ....................     84,100   2,554,072
Anglo American PLC......................................     17,475   1,126,687
Anglogold Ltd. .........................................     30,217   1,553,667
Bidvest Group Ltd. .....................................     98,989     966,178

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
                                                           Shares      Value
                                                          --------- -----------
South Africa - (continued)
BOE Corp., N Shares......................................   110,748 $    83,994
BOE Ltd. ................................................ 1,164,265   1,134,485
Compagnie Financiere Richmont AG Depository..............    57,500   1,421,275
De Beers Consolidated Mines..............................   145,133   4,219,051
Dimension Data Holdings Ltd. (b).........................   398,755   2,499,707
FirstRand Ltd. .......................................... 1,530,500   2,187,316
Impala Platinum Holdings Ltd. ...........................    34,900   1,411,303
Investec Bank Ltd. ......................................    26,700   1,183,776
Liberty Life Association of Africa Ltd. .................    79,394     915,465
Metro Cash & Carry Ltd. .................................   833,000     946,975
Nedcor Investment Bank Holdings Ltd. (b).................    96,965      60,628
Nedcor Ltd. ZAR CMN......................................    96,965   2,157,402
Old Mutual PLC (b).......................................   325,500     853,727
Old Mutual Saga Fund (b).................................    28,699   1,298,784
Pick 'n Pay Stores Ltd. .................................   469,700     800,950
Rembrandt Group Ltd. ....................................   186,500   1,774,892
Sanlam Ltd. ............................................. 1,236,300   1,726,704
Sasol Ltd. ZAR CMN.......................................   212,012   1,738,791
South African Breweries PLC..............................   202,700   2,060,742
                                                                    -----------
                                                                     36,161,122
                                                                    -----------
Taiwan - 5.89%
Accton Technology Corp. (b)..............................    32,100     109,048
Acer Inc. ...............................................   170,000     704,944
Advanced Semiconductor Engineering, Inc. (b).............   199,000     710,941
Ambit Microsystems Corp. ................................    82,000     609,442
Asustek Computer, Inc. (b)...............................    73,800     779,196
Bank Sinopac............................................. 1,033,000     609,585
Cathay Life Insurance Co. ...............................   593,950   1,430,406
China Development Corp. (b)..............................   391,000     623,604
China Motor Co., Ltd. ...................................    12,050      12,146
China Steel Corp. ....................................... 1,735,050   1,283,992
Chinatrust Commercial Bank (b)...........................   801,440     933,096
Compal Electronics.......................................   182,182     613,085
Compeq Manufacturing Co., Ltd. (b).......................   147,000     801,818
Far Eastern Textile Ltd. ................................   560,030   1,339,785
Formosa Plastics Corp. ..................................   475,950     948,864
Hon Hai Precision Industry (b)...........................   197,800   1,476,402
Hua Nan Commercial Bank (b)..............................   478,000     600,740
Nan Ya Plastics Corp. ...................................   909,110   2,000,912
Quanta Computer Inc. ....................................    80,840     634,343
Ritek Corp. (b)..........................................    69,000     418,182
Siliconware Precision Industries Co. (b).................   290,000     740,032
Taiwan Semiconductor Manufacturing Co. (b)...............   967,420   5,153,402
United Microelectronics Corp., Ltd. ..................... 1,027,000   3,669,027
United World Commercial Bank.............................   715,280     864,724
Winbond Electronics Corp. (b)............................   303,000     720,048

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--------------------------------------------------------------------------------

December 31, 1999

                                                        Shares       Value
                                                      ---------- --------------
Taiwan - (continued)
Yageo Corporation...................................     392,000 $      463,898
Zyxel Communications Corp. (b)......................     204,000        510,813
                                                                 --------------
                                                                     28,762,475
                                                                 --------------
Thailand - 3.60%
ABN Amro Asia Securities Public Co., Ltd. ..........      55,800        104,695
Advance Agro Public Co., Ltd. ......................     211,200        106,794
Advanced Info Service Public Co., Ltd. (Frgn.)......      90,300      1,518,818
Arisaig MCL Thai Recovery Fund......................      82,508      1,337,455
Bangkok Bank Public Co., Ltd. (b)...................     500,000      1,264,138
Bangkok Expressway Public Co., Ltd. (b).............     253,300        121,341
Bank of Ayudhya PLC.................................     806,900        343,590
BEC World Public Co., Ltd. (Frgn.)..................      87,800        621,552
Capital Nomura Securities Public Co., Ltd. (Frgn.)..      50,000         86,494
Delta Electronics Public Co., Ltd. (Frgn.)..........      33,815        403,170
Electricity Generating Public Co., Ltd. (Frgn.)
 (b)................................................     113,100        140,717
Golden Land Property................................     100,000         36,593
Hana Microelectronics (Frgn.) (b)...................      28,300        136,322
Industrial Finance Corp. of Thailand................     492,500        242,482
Italian-Thai Development Public Co., Ltd. (b).......      68,400         76,455
KGI Securities One Public Co., Ltd. ................   1,233,000        180,479
Land & House PLC (Frgn.)............................     212,800        202,464
National Finance & Securities (Frgn.) (b)...........     452,200        201,580
National Petrochemical Public Co., Ltd. ............     281,600        307,268
PTT Exploration & Production Public Co., Ltd. (b)...     125,300        773,642
Quality House Public Co., Ltd. .....................      90,800         15,707
Regional Container Lines............................      56,400         76,551
Ruam Pattana Fund II (Frgn.) (b)....................  15,000,000      2,554,890
Ruang Khao Fund (b).................................   1,549,000        280,325
Ruang Khao High Income Fund (b).....................     789,500         73,750
Seamico Securities Public Co., Ltd. (b).............      16,300         19,955
Seamico Securities Public Co., Ltd., Warrants (b)...       4,075          2,440
Siam Cement Public Co., Ltd. (b)....................      32,600      1,086,233
Siam Cement Public Co., Ltd. (Frgn.)................      82,000        440,825
Siam Commercial Bank Public Co., Ltd. ..............     158,200        194,724
Siam Commercial Bank Public Co., Ltd., Preferred
 (b)................................................     835,000      1,022,222
Siam Commercial Bank Public Co., Ltd., Warrants
 (b)................................................     123,000         56,876
Siam Panich Leasing Ltd. ...........................     120,000        105,389
Siam Panich Leasing Ltd., Warrants (b)..............      40,000             --
TelecomAsia Corp. Public Co., Ltd. (Frgn.) (b)......     810,600      1,057,070
Thai Euro Fund (b)..................................      26,000        231,400
Thai Farmers Bank Public Co., Ltd. (Frgn.) (b)......     552,800        926,850
Thai Petrochemical Industry Public Co., Ltd. .......     959,800        447,013
Thailand International Fund.........................          23        226,550
United Broadcasting Corp. Public Co., Ltd. .........     347,800        349,420
United Communication Industry PLC (Frgn.)...........     218,700        218,263
                                                                 --------------
                                                                     17,592,502
                                                                 --------------

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--------------------------------------------------------------------------------

December 31, 1999

                                                          Shares       Value
                                                        ----------- -----------
Turkey - 6.92%
Akcansa Cimento........................................  64,000,000 $ 1,445,428
Aksa Akrilik Kimya Sanayii A.S. (b)....................  22,075,000   1,037,818
Alcatel Telekomunikasyon...............................   9,342,500   2,066,925
Arcelik A.S. ..........................................  33,050,000   2,163,118
Carsi Buyuk Magazacilik A.S. (b).......................  12,611,750   1,534,615
Cukurova Elektrik A.S. ................................     374,000     448,193
Efes Sinai Yatrim Holding A.S. (b).....................   2,210,000      33,818
EGS Gayrimenkul Yatirim, B Shares (b)..................  81,134,780   1,151,803
Eregli Demir Ve Celik Fabrikalari T.A.S. (b)...........  38,480,000   1,596,239
Migros Turk T.A.S. ....................................   2,454,000   1,583,518
Turk Sise Ve Cam Fabrikalari A.S.......................  59,872,534   1,600,575
Turkiye Garanti Bankasi A.S. (b)....................... 180,242,444   2,724,904
Turkiye Is Bankasi, Class C............................ 193,665,000   9,283,352
Vestel Elektronik Sanayi ve Ticaret A.S. (b)...........   5,100,000   1,222,345
Yapi Ve Kredi Bankasi A.S. ............................ 190,825,630   5,892,937
                                                                    -----------
                                                                     33,785,588
                                                                    -----------
Venezuela - 0.01%
Ceramica Carabobo, Class B, ADR (b)....................      17,794      26,057
                                                                    -----------
Regional - 0.54%
Central Asia Regional Growth Fund (b)..................      97,150     121,438
Firebird Republics Fund (b)............................      10,288     655,493
First NIS Regional Fund................................      13,000      61,750
Peregrine Kazakhstan Fund (b)..........................     160,000     100,800
Regent Balkan Fund (b).................................     115,000     345,000
Societe Generale Arab Fund (b).........................      16,000     928,000
Societe Generale Ladenburg Thalmann (b)................      13,334     426,688
                                                                    -----------
                                                                      2,639,169
                                                                    -----------
Total Equities (Cost $346,781,461).....................             454,417,308
                                                                    -----------

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--------------------------------------------------------------------------------

December 31, 1999

                                                        Face
                                                       Amount        Value
                                                    ------------- ------------
Global (Ex-U.S.) Bonds - 0.31%
Russia - 0.07%
Russia Federal Loan Bond,  0.000%, due 12/15/01.... RUB 6,189,000       53,084
Russia Federal Loan Bond, 25.000%, due 02/06/02....     1,805,370       25,269
Russia Federal Loan Bond, 25.000%, due 05/22/02....     1,805,370       23,447
Russia Federal Loan Bond, 25.000%, due 06/05/02....     1,805,370       23,722
Russia Federal Loan Bond, 25.000%, due 09/18/02....     1,805,370       22,503
Russia Federal Loan Bond, 25.000%, due 10/09/02....     1,805,370       21,756
Russia Federal Loan Bond, 25.000%, due 01/22/03....     1,805,370       21,520
Russia Federal Loan Bond, 25.000%, due 02/05/03....     1,805,370       21,520
Russia Federal Loan Bond, 25.000%, due 05/21/03....     1,805,370       20,544
Russia Federal Loan Bond, 25.000%, due 06/04/03....     1,805,370       20,917
Russia Federal Loan Bond, 25.000%, due 09/17/03....     1,805,370       20,492
Russia Federal Loan Bond, 25.000%, due 10/08/03....     1,805,370       19,653
Russia Federal Loan Bond, 25.000%, due 01/21/04....     1,805,370       18,722
                                                                  ------------
                                                                       313,149
                                                                  ------------
Convertible Bonds - 0.24%
China - 0.07%
Qingling Motors Co., 3.500%, due 01/22/02.......... $   1,075,000 $    290,572
Qingling Motors Co., 144A, 3.500%, due 01/22/02....       100,000       27,030
                                                                  ------------
                                                                       317,602
                                                                  ------------
Poland - 0.17%
Elektrim S.A. Regis Convertible, 2.000%, due
 05/30/04.......................................... PLN   792,502      846,037
                                                                  ------------
                                                                     1,163,639
                                                                  ------------
Total Bonds (Cost $7,152,896)......................                  1,476,788
                                                                  ------------
                                                       Shares
                                                    -------------
Short Term Investments - 4.78%
Investment Companies - 4.78%
Brinson Supplementary Trust U.S. Cash Management
 Prime Fund (Cost $23,338,964).....................    23,338,964   23,338,964
                                                                  ------------
Total Investments (Cost $377,273,321) - 98.14%
 (a)...............................................                479,233,060
Cash and other assets, less liabilities - 1.86%....                  9,100,273
                                                                  ------------
Net Assets - 100%..................................               $488,333,333
                                                                  ============



               See accompanying notes to schedule of investments.

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--------------------------------------------------------------------------------

December 31, 1999

NOTES TO SCHEDULE OF INVESTMENTS

(a) Aggregate cost for federal income tax purposes was $377,273,321; and net unrealized appreciation consisted of:

         Gross unrealized appreciation............. $135,453,248
         Gross unrealized depreciation.............  (33,493,509)
                                                    ------------
             Net unrealized appreciation........... $101,959,739
                                                    ============

(b)Non-income producing security.
(c)  Denominated in U.S. dollars
ADR: American Depositary Receipt
GDR:Global Depositary Receipt
PLN: Polish Zloty
RUB: Russian Ruble
144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 1999, the value of these securities amounted to $2,184,962 or 0.45% of net assets.

EQUITY SWAP CONTRACTS

The Brinson Emerging Markets Equity Fund has entered into equity swap contracts as of December 31, 1999. These swaps serve to reduce the Fund's exposure to short-term investments, as a percentage of net assets, from 4.78% to 0.29% and increase the Fund's exposure to various countries. The following reflects the open swap positions as of December 31, 1999, aggregated by country exposure.

        Notional                                     Net Unrealized
        Amounts        Maturity Dates      Country        Gain        Exposure
      ------------   -------------------   -------   --------------   --------
       $18,909,173   02/15/00 - 11/16/00   Taiwan        $4,595,346      4.81%
         3,000,026        11/6/2000        India            604,519      0.74%
      ------------                                   --------------   --------
       $21,909,199                                       $5,199,865      5.55%
      ============                                   ==============   ========


                See accompanying notes to financial statements.

 BRINSON EMERGING MARKETS EQUITY FUND                     FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

STATEMENT OF ASSETS AND LIABILITIES
DECEMBER 31, 1999

ASSETS:
 Investments, at value:
  Unaffiliated issuers (Cost $353,934,357).....................  $ 455,894,096
  Affiliated issuers (Cost $23,338,964)........................     23,338,964
 Cash..........................................................        203,163
 Foreign currency, at value (Cost $2,928,338)..................      3,147,402
 Receivables:
  Investment securities sold...................................        309,909
  Dividends....................................................        716,700
  Interest.....................................................        142,186
 Net unrealized appreciation on equity swap contracts..........      5,199,865
                                                                --------------
    TOTAL ASSETS...............................................    488,952,285
                                                                --------------
LIABILITIES:
 Payables:
  Country tax..................................................        315,491
  Fund shares redeemed.........................................         94,328
  Accrued expenses.............................................        209,133
                                                                --------------
    TOTAL LIABILITIES..........................................        618,952
                                                                --------------
NET ASSETS:
 Applicable to 42,083,664 shares; no par value, unlimited
  shares authorized............................................  $ 488,333,333
                                                                ==============
 Net asset value per share ($488,333,333 / 42,083,664 shares)..  $     11.6039
                                                                ==============
 Maximum offering price per share (net asset value, plus 1.52%
  of net asset value, or 1.50% of offering price)..............  $     11.7803
                                                                ==============
 Redemption price per share (net asset value, less 1.50% of net
  asset value, or 1.52% of redemption value)...................  $     11.4298
                                                                ==============
NET ASSETS CONSIST OF:
 Paid in capital...............................................  $ 445,471,609
 Accumulated net investment income.............................     37,940,018
 Accumulated net realized loss.................................   (102,147,533)
 Net unrealized appreciation...................................    107,069,239
                                                                --------------
    NET ASSETS.................................................  $ 488,333,333
                                                                ==============


                See accompanying notes to financial statements.

 BRINSON EMERGING MARKETS EQUITY FUND                     FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

STATEMENT OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 1999

INVESTMENT INCOME:
 Dividends (net of $309,182 for foreign taxes withheld).........  $  6,796,279
 Interest (net of $359 for foreign taxes withheld)..............     1,978,529
                                                                 -------------
    TOTAL INCOME................................................     8,774,808
                                                                 -------------
EXPENSES:
 Custodian......................................................     1,518,626
 Administration.................................................       249,233
 Professional...................................................       168,536
 Other..........................................................        50,047
                                                                 -------------
    TOTAL EXPENSES..............................................     1,986,442
    Earnings credits............................................       (27,124)
                                                                 -------------
    NET EXPENSES................................................     1,959,318
                                                                 -------------
    NET INVESTMENT INCOME.......................................     6,815,490
                                                                 -------------
NET REALIZED AND UNREALIZED GAIN (LOSS):
 Net realized gain (loss) on:
  Investments...................................................    40,676,829
  Equity swap contracts.........................................    10,910,808
  Foreign currency transactions.................................    (1,817,917)
                                                                 -------------
   Net realized gain............................................    49,769,720
                                                                 -------------
 Change in net unrealized appreciation or depreciation on:
  Investments and foreign currency..............................   163,984,324
  Equity swap contracts.........................................     1,162,958
  Translation of other assets and liabilities denominated in
   foreign currency.............................................      (337,213)
                                                                 -------------
   Change in net unrealized appreciation or depreciation........   164,810,069
                                                                 -------------
 Net realized and unrealized gain...............................   214,579,789
                                                                 -------------
 Net increase in net assets resulting from operations...........  $221,395,279
                                                                 =============


                See accompanying notes to financial statements.

 BRINSON EMERGING MARKETS EQUITY FUND                     FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

STATEMENTS OF CHANGES IN NET ASSETS

                                                   Year Ended      Year Ended
                                                  December 31,    December 31,
                                                      1999            1998
                                                 --------------  --------------
OPERATIONS:
 Net investment income..........................  $   6,815,490   $  17,761,658
 Net realized gain (loss).......................     49,769,720    (140,050,763)
 Change in net unrealized appreciation or
  depreciation..................................    164,810,069      26,289,884
                                                 --------------  --------------
 Net increase (decrease) in net assets resulting
  from operations...............................    221,395,279     (95,999,221)
                                                 --------------  --------------
CAPITAL SHARE TRANSACTIONS:
 Shares sold....................................     44,691,727     168,513,076
 Shares redeemed................................   (184,479,724)   (117,661,142)
                                                 --------------  --------------
 Net increase (decrease) in net assets resulting
  from capital share transactions (a)...........   (139,787,997)     50,851,934
                                                 --------------  --------------
    TOTAL INCREASE (DECREASE) IN NET ASSETS.....     81,607,282     (45,147,287)
                                                 --------------  --------------

NET ASSETS:
 Beginning of period...............................   406,726,051   451,873,338
                                                    ------------- -------------
 End of period (including accumulated net
  investment income of $37,940,018 and $31,124,528,
  respectively)....................................  $488,333,333  $406,726,051
                                                    ============= =============
(a) A summary of capital share transactions
 follows:

                                                         Shares       Shares
                                                       -----------  -----------
 Shares sold..........................................   5,232,604   22,326,797
 Shares redeemed...................................... (21,249,432) (13,538,648)
                                                       -----------  -----------
  Net increase (decrease) in shares outstanding....... (16,016,828)   8,788,149
                                                       ===========  ===========


                See accompanying notes to financial statements.

 BRINSON EMERGING MARKETS EQUITY FUND                     FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

The table below sets forth financial data for one share of capital stock outstanding throughout each period presented.

                                 Year Ended December 31,            Period Ended
                         ------------------------------------------ December 31,
                           1999      1998       1997        1996       1995*
                         --------- ---------  ---------   --------- ------------
Net asset value,
 beginning of period...    $7.0004  $ 9.1635   $10.1862    $ 9.3164   $10.0000
                         --------- ---------  ---------   ---------  ---------
Income (loss) from
 investment operations:
 Net investment income
  .....................     0.3658    0.2647     0.2561**    0.1810     0.1028
 Net realized and
  unrealized gain
  (loss)...............     4.2377   (2.4278)   (1.2788)     0.6888    (0.7864)
                         --------- ---------  ---------   ---------  ---------
  Total income (loss)
   from investment
   operations..........     4.6035   (2.1631)   (1.0227)     0.8698    (0.6836)
                         --------- ---------  ---------   ---------  ---------
Net asset value, end of
 period................   $11.6039  $ 7.0004   $ 9.1635    $10.1862   $ 9.3164
                         ========= =========  =========   =========  =========
Total return
 (non-annualized)......     65.76%  (23.61)%   (10.04)%       9.34%    (6.84)%
Ratios/Supplemental
 data
 Net assets, end of
  period
  (in 000s)............   $488,333  $406,726   $451,873    $179,338   $ 90,129
 Ratio of gross
  expenses to average
  net assets...........      0.47%     0.38%      0.28%       0.46%      0.50%***
 Ratio of net
  investment income to
  average net assets...      1.62%     4.13%      2.44%       3.42%      3.86%***
 Portfolio turnover
  rate.................        92%      112%        62%         25%         2%

*  The Fund commenced operations June 30, 1995.
** The net investment income per share data was determined by using average shares outstanding during the period.
*** Annualized.


                See accompanying notes to financial statements.

 BRINSON SHORT/INTERMEDIATE FIXED INCOME FUND
--------------------------------------------------------------------------------

The Brinson Short/Intermediate Fixed Income Fund was launched in December of 1998 to provide our clients with another vehicle for accessing our short duration portfolio management capabilities. In selecting issues for the Brinson U.S. Short/Intermediate Fixed Income Fund, we incorporate our analysis of interest rate sensitivity, maturity mix, sector valuation and individual securities. We invest the Fund in investment-grade (high quality) marketable and short/intermediate debt securities, and maintain the Fund's overall maturity exposure in a range of six months to two years. Our strategies attempt to take advantage of undervalued segments of the yield curve, as well as to add value through specific security selection. The Fund's benchmark is comprised of 50% U.S. LIBID (3 Month) and 50% Merrill Lynch 1-3 Year U.S. Treasury Index.

Over the short period (12 months) since the Fund's inception, it has returned 4.08% versus the 4.27% return of its benchmark. The Fund outperformed the index over the first six months of the year, but gave up ground in the volatile conditions that characterized the latter half of 1999.

Throughout the past year, wide credit spreads and a steeper credit curve provided relative value opportunities in various sectors. Spread volatility was high as the two-year swap spread ranged from 40-75 basis points, finishing the year around 55 basis points. The widest yield spreads of the year occurred in the third quarter due to massive corporate issuance surrounding Y2K concerns and dealers wishing to lighten their inventory. Floating rate notes were added at attractive values at that time, which helped enhance performance. Additionally, a barbelled strategy was implemented to take advantage of the steeper credit curve and potential corporate credit upgrades.

 BRINSON U.S. SHORT/INTERMEDIATE FIXED INCOME FUND
--------------------------------------------------------------------------------

Total Return

                                                   6 Months 12/31/98*
                                                    Ended      to
                                                   12/31/99 12/31/99
---------------------------------------------------------------------
Brinson U.S. Short/Intermediate Fixed Income Fund    1.90%    4.08%
---------------------------------------------------------------------
Short/Intermediate Fund Custom Benchmark**          2.39     4.27
---------------------------------------------------------------------
Merrill Lynch 1-3 year U.S. Treasury Index          1.87     3.06
---------------------------------------------------------------------
U.S. 3 month LIBID (London Inter Bank bid rate)     2.92     5.48
---------------------------------------------------------------------

* Performance inception date of the Brinson U.S. Short/Intermediate Fixed Income Fund
** An unmanaged index compiled by the Advisor, constructed as follows: 50% U.S.
   3 month LIBID (London Inter Bank bid rate); and 50% Merrill Lynch 1-3 year U.S. Treasury Index.

Illustration of an Assumed Investment of $100,000

This chart shows the growth in the value of an investment in the Brinson U.S. Short/Intermediate Fixed Income Fund, the Short/Intermediate Fund Custom Benchmark, the Merrill Lynch 1-3 year U.S. Treasury Index and the U.S. 3 month LIBID if you had invested $100,000 on December 31, 1998. Past performance is no guarantee of future results. Share price and return will vary with market conditions; investors may realize a gain or loss upon redemption.

Brinson U.S. Short/Intermediate Fixed Income Fund vs. Short/Intermediate Fund Custom Benchmark, Merrill Lynch 1-3 year U.S. Treasury Index and U.S. 3 month LIBID

                                    [GRAPH]
              Brinson
            U.S. Short/          Short/       Merrill Lynch
           Intermediate       Intermediate       1-3 year
           Fixed Income       Fund Custom     U.S. Treasury        U.S. 3
               Fund            Benchmark          Index          month LIBID

12/31/98      100,000           100,000          100,000           100,000
 1/31/99      100,522           100,411          100,396           100,425
 2/28/99      100,647           100,355           99,906           100,804
 3/31/99      101,451           100,915          100,600           100,229
 4/30/99      101,825           101,283          100,924           100,641
 5/31/99      101,811           101,463          100,860           102,066
 6/30/99      102,142           101,830          101,174           102,487
 7/31/99      102,451           102,221          101,495           102,949
 8/31/99      102,699           102,598          101,788           103,412
 9/30/99      103,325           103,162          102,450           103,877
10/31/99      103,730           103,564          102,723           104,410
11/30/99      104,259           103,924          102,917           104,937
12/31/99      104,078           104,266          103,064           105,478


Fund returns are net of all fees and costs, while the index returns are based solely on market returns without deduction for fees or transaction costs for rebalancing.

 BRINSON U.S. SHORT/INTERMEDIATE FIXED INCOME FUND
--------------------------------------------------------------------------------

INDUSTRY DIVERSIFICATION

As a Percent of Net Assets
As of December 31, 1999

U.S. BONDS
Corporate Bonds
 Energy.................................................................  12.38%
 Financial Services.....................................................  14.63
 Services/Miscellaneous.................................................  14.65
 Utilities..............................................................  18.78
                                                                         -------
  Total U.S. Corporate Bonds............................................  60.44
 International Dollar Bonds.............................................  14.91
 U.S. Government Obligations............................................  19.04
                                                                         -------
  Total U.S. Bonds......................................................  94.39
SHORT-TERM INVESTMENTS..................................................   3.22
                                                                         -------
  TOTAL INVESTMENTS.....................................................  97.61
CASH AND OTHER ASSETS, LESS LIABILITIES.................................   2.39
                                                                         -------
  NET ASSETS............................................................ 100.00%
                                                                         =======

 BRINSON U.S. SHORT/INTERMEDIATE FIXED INCOME FUND
                                                       SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------

December 31, 1999

                                                        Face
                                                       Amount         Value
                                                    ------------- -------------
Bonds - 94.39%
U.S. Bonds - 94.39%
U.S. Corporate Bonds - 60.44%
Bombardier Capital, Inc., 144A, 6.000%, due
 01/15/02.........................................   $    300,000  $    292,403
Enron Corp., 6.450%, due 11/15/01.................        250,000       247,022
Textron Financial Corp., Series C, MTN, 5.840%,
 due 02/19/02.....................................        300,000       291,871
Williams Cos., 144A, 5.950%, due 02/15/00.........        375,000       374,745
                                                                  -------------
                                                                      1,206,041
                                                                  -------------
U.S. Government Obligations - 19.04%
U.S. Treasury Notes, 5.625%, due 04/30/00.........        380,000       379,881
                                                                  -------------
International Dollar Bonds - 14.91%
Tyco International Ltd., 6.500%, due 11/01/01.....        300,000       297,517
                                                                  -------------
Total Bonds (Cost $1,912,321).....................                    1,883,439
                                                                  -------------
                                                       Shares
                                                    -------------
Short-Term Investments - 3.22%
Investment Companies - 3.22%
Brinson Supplementary Trust U.S. Cash Management
 Prime Fund (Cost $64,248)........................         64,248        64,248
                                                                  -------------
Total Investments (Cost $1,976,569) - 97.61% (a)..                    1,947,687
Cash and other assets, less liabilities - 2.39%...                       47,775
                                                                  -------------
Net Assets - 100%.................................                 $  1,995,462
                                                                  =============

NOTES TO SCHEDULE OF INVESTMENTS

(a) Aggregate cost for federal income tax purposes was $1,976,569; and net unrealized depreciation consisted of:

         Gross unrealized appreciation...............  $     --
         Gross unrealized depreciation...............   (28,882)
                                                      ---------
             Net unrealized depreciation.............  $(28,882)
                                                      =========

144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified buyers. At December 31, 1999, the value of these securities amounted to $667,148 or 33.43% of net assets.



                See accompanying notes to financial statements.

 BRINSON U.S. SHORT/INTERMEDIATE
 FIXED INCOME FUND                                        FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

STATEMENT OF ASSETS AND LIABILITIES
DECEMBER 31, 1999


ASSETS:
 Investments, at value:
  Unaffiliated issuers (Cost $1,912,321)...........................  $1,883,439
  Affiliated issuers (Cost $64,248)................................      64,248
 Receivables:
  Interest.........................................................      57,702
  Due from Advisor.................................................       1,381
                                                                    -----------
    TOTAL ASSETS...................................................   2,006,770
                                                                    -----------
LIABILITIES:
 Payables:
  Accrued expenses.................................................      11,308
                                                                    -----------
    TOTAL LIABILITIES..............................................      11,308
                                                                    -----------
NET ASSETS:
 Applicable to 191,686 shares; no par value, unlimited shares authorized.......................................................  $1,995,462
                                                                    ===========
 Net asset value, offering price and redemption price per share
  ($1,995,462 / 191,686 shares)....................................  $  10.4100
                                                                    ===========

NET ASSETS CONSIST OF:
 Paid in capital...................................................  $  837,986
 Accumulated net investment income.................................   1,573,499
 Accumulated net realized loss.....................................    (387,141)
 Net unrealized depreciation.......................................     (28,882)
                                                                    -----------
    NET ASSETS.....................................................  $1,995,462
                                                                    ===========


                See accompanying notes to financial statements.

 BRINSON U.S. SHORT/INTERMEDIATE
 FIXED INCOME FUND                                        FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

STATEMENT OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 1999

INVESTMENT INCOME:
 Interest..........................................................  $1,510,703
                                                                    -----------
    TOTAL INCOME...................................................   1,510,703
                                                                    -----------
EXPENSES:
 Professional......................................................      21,839
 Trustees..........................................................       4,585
 Custodian.........................................................       1,194
 Other.............................................................       1,215
                                                                    -----------
    TOTAL EXPENSES.................................................      28,833
    Earnings credits...............................................        (150)
    Expenses reimbursed by Advisor.................................     (26,106)
                                                                    -----------
    NET EXPENSES...................................................       2,577
                                                                    -----------
    NET INVESTMENT INCOME..........................................   1,508,126
                                                                    -----------
NET REALIZED AND UNREALIZED GAIN (LOSS):
 Net realized loss on:
  Investments......................................................    (387,141)
                                                                    -----------
 Change in net unrealized appreciation or depreciation on:
  Investments......................................................      31,223
                                                                    -----------
 Net realized and unrealized loss..................................    (355,918)
                                                                    -----------
 Net increase in net assets resulting from operations..............  $1,152,208
                                                                    ===========


                See accompanying notes to financial statements.

 BRINSON U.S. SHORT/INTERMEDIATE
 FIXED INCOME FUND                                        FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

STATEMENTS OF CHANGES IN NET ASSETS

                                                       Year Ended   Period Ended
                                                      December 31,  December 31,
                                                          1999         1998*
                                                      ------------  ------------
OPERATIONS:
 Net investment income..............................  $  1,508,126   $    65,373
 Net realized loss..................................      (387,141)           --
 Change in net unrealized appreciation or
  depreciation......................................        31,223       (60,105)
                                                      ------------  ------------
 Net increase in net assets resulting from
  operations........................................     1,152,208         5,268
                                                      ------------  ------------
CAPITAL SHARE TRANSACTIONS:
 Shares sold........................................     1,960,268    25,001,158
 Shares redeemed....................................   (26,123,450)           --
                                                      ------------  ------------
 Net increase (decrease) in net assets resulting
  from capital share transactions (a)...............   (24,163,182)   25,001,158
                                                      ------------  ------------
    TOTAL INCREASE (DECREASE) IN NET ASSETS.........   (23,010,974)   25,006,426
                                                      ------------  ------------
NET ASSETS:
 Beginning of period................................    25,006,436            10
                                                      ------------  ------------
 End of period (including accumulated net investment
  income of $1,573,499 and $65,373, respectively)...  $  1,995,462   $25,006,436
                                                      ============  ============
(a) A summary of capital share transactions follows:
                                                         Shares        Shares
                                                         ------        ------
 Shares sold........................................       191,686     2,500,116
 Shares redeemed....................................    (2,500,117)           --
                                                      ------------  ------------
  Net increase (decrease) in shares outstanding.....    (2,308,431)    2,500,116
                                                      ============  ============

*The Fund commenced operations December 14, 1998.


                See accompanying notes to financial statements.

 BRINSON U.S. SHORT/INTERMEDIATE
 FIXED INCOME FUND                                        FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

The table below sets forth financial data for one share of capital stock outstanding throughout each period presented.

                                                      Year Ended   Period Ended
                                                     December 31,  December 31,
                                                         1999         1998*
                                                     ------------  ------------
Net asset value, beginning of period................   $10.0021      $10.0000
                                                      ---------     ---------
Income from investment operations:
 Net investment income..............................     0.6000**      0.0262
 Net realized and unrealized loss...................    (0.1921)      (0.0241)
                                                      ---------     ---------
  Total income from investment operations...........     0.4079        0.0021
                                                      ---------     ---------
Net asset value, end of period......................   $10.4100      $10.0021
                                                      =========     =========
Total return (non-annualized).......................      4.08%         0.02%
Ratios/Supplemental data
 Net assets, end of period (in 000s)................   $  1,995      $ 25,006
 Ratio of expenses to average net assets:
  Before expense reimbursement and earnings
   credits..........................................      0.11%         0.01%***
  After expense reimbursement and earnings credits..      0.01%          N/A
 Ratio of net investment income to average net
  assets............................................
  Before expense reimbursement and earnings
   credits..........................................      5.75%         5.31%***
  After expense reimbursement and earnings credits..      5.85%          N/A
 Portfolio turnover rate............................       131%            0%

* The Fund commenced operations December 14, 1998.
** The net investment income per share data was determined by using average shares outstanding throughout the period.
*** Annualized
  N/A=Not Applicable


                See accompanying notes to financial statements.

 BRINSON U.S. CASH MANAGEMENT PRIME FUND
--------------------------------------------------------------------------------

The objective of the Brinson U.S. Cash Management Prime Fund attempts to provide a competitive money-market return with minimal risk of loss of principal. We invest the Fund primarily in short-term debt instruments issued by governments and corporate entities, with maturities less than 397 days. The Fund's benchmark for comparative purposes is the 30-day U.S. London Interbank Bid Rate (LIBID).

Since the Fund's performance inception on February 28, 1998, it has produced an annualized return of 5.49%. These results are similar to the benchmark, which has returned 5.50% over the same period. For the most recent one-year period, the Fund has returned 5.34% versus 5.31% for the benchmark.

Short-term interest rates rose steadily throughout the year. For example, the Federal Funds rate, the one-year U.S. T-bill and the two-year U.S. T-note rose 75, 135 and 165 basis points, respectively. Strong economic growth, strong equity and asset markets, and low unemployment led to inflation concerns. Though inflation rose only modestly, the credit market anticipated and saw tighter monetary policy from the Federal Reserve to address the potential for an increase in inflation.

The performance in 1999 was achieved by a large exposure to corporate securities throughout the year, including commercial paper, loan participations, and master notes. Higher liquidity than average was maintained in the second half of the year due to year-end uncertainties and expectations of further Federal Reserve Board monetary tightening in 2000.

 BRINSON U.S. CASH MANAGEMENT PRIME FUND
                                                       SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------

December 31, 1999

                                                        Shares       Value
                                                      ----------- ------------
Investment Companies - 99.69%
Brinson Supplementary Trust U.S. Cash Management
 Prime Fund (Cost $522,161,380)...................... 522,161,380 $522,161,380
Cash and other assets, less liabilities - 0.31%......                1,624,471
                                                                  ------------
Net Assets - 100%....................................             $523,785,851
                                                                  ============





                See accompanying notes to financial statements.

 BRINSON U.S. CASH MANAGEMENT PRIME FUND                  FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

STATEMENT OF ASSETS AND LIABILITIES
December 31, 1999


ASSETS:
 Investments in affiliates, at value (Cost $522,161,380).........  $522,161,380
 Receivables:
  Interest.......................................................     2,614,895
                                                                  -------------
    TOTAL ASSETS.................................................   524,776,275
                                                                  -------------
LIABILITIES:
 Payables:
  Dividends......................................................       989,361
  Accrued expenses...............................................         1,063
                                                                  -------------
    TOTAL LIABILITIES............................................       990,424
                                                                  -------------
NET ASSETS:
 Applicable to 523,785,851 shares; no par value, unlimited shares authorized.....................................................  $523,785,851
                                                                  =============
 Net asset value, offering price and redemption price per share
  ($523,785,851 / 523,785,851 shares)............................  $     1.0000
                                                                  =============
NET ASSETS CONSIST OF:
 Paid in capital.................................................  $523,785,851
                                                                  -------------
    NET ASSETS...................................................  $523,785,851
                                                                  =============


                See accompanying notes to financial statements.

 BRINSON U.S. CASH MANAGEMENT PRIME FUND                  FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

STATEMENT OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 1999

INVESTMENT INCOME:
 Interest..........................................................  $24,448,587
                                                                    ------------
    TOTAL INCOME...................................................   24,448,587
                                                                    ------------
EXPENSES:
 Professional......................................................       25,308
 Printing..........................................................        7,528
 Trustees..........................................................        6,423
 Other.............................................................        7,516
                                                                    ------------
    TOTAL EXPENSES.................................................       46,775
                                                                    ------------
    NET INVESTMENT INCOME..........................................  $24,401,812
                                                                    ============



                See accompanying notes to financial statements.

 BRINSON U.S. CASH MANAGEMENT PRIME FUND                  FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

STATEMENTS OF CHANGES IN NET ASSETS

                                                 Year Ended      Period Ended
                                                December 31,     December 31,
                                                    1999            1998*
                                              ----------------  --------------
OPERATIONS:
 Net investment income.......................  $    24,401,812   $  11,557,385
 Net realized loss...........................               --            (844)
                                              ----------------  --------------
 Net increase in net assets resulting from
  operations.................................       24,401,812      11,556,541
                                              ----------------  --------------
DISTRIBUTIONS:
 Net investment income.......................      (24,400,968)    (11,557,385)
                                              ----------------  --------------
CAPITAL SHARE TRANSACTIONS:
 Shares sold.................................    1,517,054,742     905,743,780
 Shares reinvested...........................        8,163,336         591,582
 Shares redeemed.............................   (1,300,657,284)   (607,110,306)
                                              ----------------  --------------
 Net increase in net assets resulting from
  capital share transactions (a).............      224,560,794     299,225,056
                                              ----------------  --------------
    TOTAL INCREASE IN NET ASSETS.............      224,561,638     299,224,212
                                              ----------------  --------------
NET ASSETS:
 Beginning of period.........................      299,224,213               1
                                              ----------------  --------------
 End of period...............................  $   523,785,851   $ 299,224,213
                                              ================  ==============
(a) A summary of capital share transactions
 follows:
                                                   Shares           Shares
                                              ----------------  --------------
 Shares sold.................................    1,517,054,742     905,743,780
 Shares reinvested...........................        8,163,336         591,582
 Shares redeemed.............................   (1,300,657,284)   (607,110,306)
                                              ----------------  --------------
  Net increase in shares outstanding.........      224,560,794     299,225,056
                                              ================  ==============

*The Fund commenced operations February 18, 1998.


                See accompanying notes to financial statements.

 BRINSON U.S. CASH MANAGEMENT PRIME FUND                  FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

The table below sets forth financial data for one share of capital stock outstanding throughout each period presented.

                                                       Year Ended  Period Ended
                                                      December 31, December 31,
                                                          1999        1998*
                                                      ------------ ------------
Net asset value, beginning of period.................   $ 1.0000     $ 1.0000
                                                       ---------    ---------
Income from investment operations:
 Net investment income...............................     0.0521       0.0477
                                                       ---------    ---------
  Total income from investment operations............     0.0521       0.0477
                                                       ---------    ---------
Distribution:
 Net investment income...............................    (0.0521)     (0.0477)
                                                       ---------    ---------
Net asset value, end of period.......................   $ 1.0000     $ 1.0000
                                                       =========    =========
Total return (non-annualized)........................      5.34%        4.88%
Ratios/Supplemental data
 Net assets, end of period (in 000s).................   $523,786     $299,224
 Ratio of expenses to average net assets.............      0.01%        0.01%**
 Ratio of net investment income to average net
  assets.............................................      5.23%        5.52%**

* The Fund commenced operations February 18, 1998.
** Annualized


                See accompanying notes to financial statements.

 BRINSON SHORT-TERM FUND
--------------------------------------------------------------------------------

The objective of the Brinson Short-Term Fund is to maximize total U.S. dollar return, consisting of capital appreciation and income, without assuming unnecessary risk. Since the Fund's inception on December 31, 1998, it has produced a return of 5.56%. These results are slightly above its benchmark, U.S. 30-Day LIBOR, which has returned 5.44% over the same period.

Short-term interest rates rose steadily throughout the year. For example, the Federal Funds rate, the one-year U.S. T-bill and the two-year U.S. T-note rose 75, 135 and 165 basis points, respectively. Strong economic growth, strong equity and asset markets, and low unemployment led to inflation concerns. Though inflation rose only modestly, the credit market anticipated and saw tighter monetary policy from the Federal Reserve to address the potential for an increase in inflation.

The performance in 1999 was achieved by a significant exposure to corporate securities throughout the year, including commercial paper, loan participations, and master notes. Higher liquidity than average was maintained in the second half of the year due to year-end uncertainties and expectations of further Federal Reserve Board monetary tightening in 2000.

 BRINSON SHORT-TERM FUND
--------------------------------------------------------------------------------

Total Return

                         6 Months 12/31/98*
                          Ended      to
                         12/31/99 12/31/99
-------------------------------------------
Brinson Short-Term Fund   2.93%     5.56%
-------------------------------------------
U.S. LIBOR (30 day)       2.85      5.44
-------------------------------------------

*Inception date of the Brinson Short-Term Fund.

Illustration of an Assumed Investment of $100,000

This chart shows the growth in the value of an investment in the Brinson Short-Term Fund and U.S. LIBOR (30 day) if you had invested $100,000 on December 31, 1998. Past performance is no guarantee of future results. Share price and return will vary with market conditions; investors may realize a gain or loss upon redemption.

Brinson Short-Term Fund vs. U.S. LIBOR (30 day)

                                    [GRAPH]
                 Brinson Short-Term Fund       U.S. LIBOR (30 day)
12/31/98                 100,000                     100,000
 1/31/99                 100,392                     100,436
 2/28/99                 100,798                     100,822
 3/31/99                 101,241                     101,253
 4/30/99                 101,619                     101,669
 5/31/99                 102,080                     102,099
 6/30/99                 102,549                     102,519
 7/31/99                 103,021                     102,981
 8/31/99                 103,404                     103,442
 9/30/99                 103,898                     103,905
10/31/99                 104,419                     104,388
11/30/99                 104,924                     104,859
12/31/99                 105,557                     105,444


Fund returns are net of all fees and costs, while the index returns are based solely on market returns without deduction for fees or transaction costs for rebalancing.

 BRINSON SHORT-TERM FUND                               SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------

December 31, 1999

                                                           Face
                                                          Amount      Value
                                                        ---------- -----------
Short-Term Investments - 100.12%
Commercial Paper - 100.12%
Centex Corp., 6.550%, due 01/21/00..................... $1,015,000  $1,012,259
Rayonier, Inc., 6.850%, due 01/07/00...................  1,200,000   1,199,280
Sunoco, Inc., 6.500%, due 01/28/00.....................    500,000     498,116
Union Pacific Corp., 6.580%, due 02/04/00..............  1,000,000     994,729
Vodafone Airtouch Plc, 5.850%, due 02/07/00............  1,082,000   1,076,151
                                                                   -----------
Total Short-Term Investments (Cost $4,776,760).........              4,780,535
                                                                   -----------
Total Investments (Cost $4,776,760) - 100.12% (a)......              4,780,535
Liabilities, less cash and other assets - (0.12)%......                 (5,586)
                                                                   -----------
Net Assets - 100%......................................             $4,774,949
                                                                   ===========

NOTES TO SCHEDULE OF INVESTMENTS

(a) Aggregate cost for federal income tax purposes was $4,776,760; and net unrealized appreciation consisted of:

         Gross unrealized appreciation..................  $3,775
         Gross unrealized depreciation..................      --
                                                         -------
             Net unrealized appreciation................  $3,775
                                                         =======




                See accompanying notes to financial statements.

 BRINSON SHORT-TERM FUND                                  FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

STATEMENT OF ASSETS AND LIABILITIES
DECEMBER 31, 1999


ASSETS:
 Investments, at value:
  Unaffiliated issuers (Cost $4,776,760)..........................  $4,780,535
 Cash.............................................................         120
 Receivables:
  Due from Advisor................................................       1,320
                                                                   -----------
    TOTAL ASSETS..................................................   4,781,975
                                                                   -----------
LIABILITIES:
 Payables:
  Accrued expenses................................................       7,026
                                                                   -----------
    TOTAL LIABILITIES.............................................       7,026
                                                                   -----------
NET ASSETS:
 Applicable to 452,359 shares; no par value, unlimited shares authorized......................................................  $4,774,949
                                                                   ===========
 Net asset value, offering and redemption price per share
  ($4,774,949 / 452,359 shares)...................................  $  10.5557
                                                                   ===========
NET ASSETS CONSIST OF:
 Paid in capital..................................................  $4,535,323
 Accumulated net investment income................................     235,997
 Accumulated net realized loss....................................        (146)
 Net unrealized appreciation......................................       3,775
                                                                   -----------
    NET ASSETS....................................................  $4,774,949
                                                                   ===========



                See accompanying notes to financial statements.

 BRINSON SHORT-TERM FUND                                  FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

STATEMENT OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 1999


INVESTMENT INCOME:
 Interest............................................................  $238,172
                                                                      ---------
    TOTAL INCOME.....................................................   238,172
                                                                      ---------
EXPENSES:
 Professional........................................................     9,900
 Trustees............................................................     4,469
 Custodian...........................................................     4,216
 Other...............................................................       914
                                                                      ---------
    TOTAL EXPENSES...................................................    19,499
    Earnings credits.................................................    (3,807)
    Expenses reimbursed by Advisor...................................   (13,517)
                                                                      ---------
    NET EXPENSES.....................................................     2,175
                                                                      ---------
    NET INVESTMENT INCOME............................................   235,997
                                                                      ---------
NET REALIZED AND UNREALIZED GAIN (LOSS):
 Net realized loss on:
  Investments........................................................      (146)
 Change in net unrealized appreciation or depreciation on:
  Investments........................................................     3,775
                                                                      ---------
 Net realized and unrealized gain....................................     3,629
                                                                      ---------
 Net increase in net assets resulting from operations................  $239,626
                                                                      =========



                See accompanying notes to financial statements.

 BRINSON SHORT-TERM FUND                                  FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

STATEMENT OF CHANGES IN NET ASSETS

                                                                   Year Ended
                                                                  December 31,
                                                                     1999*
                                                                  ------------
OPERATIONS:
 Net investment income...........................................  $   235,997
 Net realized loss...............................................         (146)
 Change in net unrealized appreciation or depreciation...........        3,775
                                                                  ------------
 Net increase in net assets resulting from operations............      239,626
                                                                  ------------
CAPITAL SHARE TRANSACTIONS:
 Shares sold.....................................................    9,001,618
 Shares redeemed.................................................   (4,466,305)
                                                                  ------------
 Net increase in net assets resulting from capital share
  transactions (a)...............................................    4,535,313
                                                                  ------------
    TOTAL INCREASE IN NET ASSETS.................................    4,774,939
                                                                  ------------
NET ASSETS:
 Beginning of period.............................................           10
                                                                  ------------
 End of period (including accumulated net investment income of
  $235,997)......................................................  $ 4,774,949
                                                                  ============
(a) A summary of capital share transactions follows:
                                                                     Shares
                                                                  ------------
 Shares sold.....................................................      888,546
 Shares redeemed.................................................     (436,188)
                                                                  ------------
  Net increase in shares outstanding.............................      452,358
                                                                  ============

* The Fund commenced operations December 31, 1998.


                See accompanying notes to financial statements.

 BRINSON SHORT-TERM FUND                                  FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

The table below sets forth financial data for one share of capital stock outstanding throughout each period presented.

                                                                     Year Ended
                                                                    December 31,
                                                                       1999*
                                                                    ------------
Net asset value, beginning of period...............................   $10.0000
                                                                     ---------
Income from investment operations:
 Net investment income.............................................     0.5217
 Net realized and unrealized gain..................................     0.0340
                                                                     ---------
  Total income from investment operations..........................     0.5557
                                                                     ---------
Net asset value, end of period.....................................   $10.5557
                                                                     =========
Total return.......................................................      5.56%
Ratios/Supplemental data
 Net assets, end of period (in 000s)...............................   $  4,775
 Ratio of expenses to average net assets:
  Before expense reimbursement and earnings credits................      0.45%
  After expense reimbursement and earnings credits.................      0.05%
 Ratio of net investment income to average net assets:
  Before expense reimbursement and earnings credits................      5.03%
  After expense reimbursement and earnings credits.................      5.43%

* The Fund commenced operations December 31, 1998.


                See accompanying notes to financial statements.

 BRINSON HIGH YIELD FUND
--------------------------------------------------------------------------------

The Brinson High Yield Fund has earned an annualized return of 7.08% since its inception on April 30, 1995 versus 8.42% for its benchmark, the Merrill Lynch High Yield Master Index. This performance was achieved with an annualized volatility of 6.62% versus 4.27% for the benchmark. The Fund's total return for 1999 was 4.50% versus 1.57% for the benchmark. This strong performance for the year was due mainly to credit and sector selection decisions.

Due to continued strength in the U.S. economy, spreads (over U.S. Treasuries) in the high yield market tightened from 555 basis points at 1998 year-end to 453 basis points at 1999 year-end. However, an increase in the general level of U.S. interest rates raised the benchmark's yield-to-worst from 10.20% to 10.97% over the same one-year period. As the year progressed, the market became increasingly intolerant of poor financial results. Often when companies reported bad news their bond prices dropped by more than 15%. Conversely, when companies reported good news, their bond prices showed only modest gains.

In September, default rates stood at 3.26% versus 1.32% a year earlier. As participants focused on higher default rates, the market's shrinking liquidity was exacerbated by the perception of potential business disruptions resulting from Y2K. In December, evidence suggested that the default rate had peaked and that Y2K concerns had been addressed. Liquidity improved and demand for new bond issuance increased. This firmed up the market, leading to solid performance in the fourth quarter.

As in 1998, industry weightings helped to enhance returns. The Fund benefited from underweights in healthcare, textile and entertainment/film, which significantly underperformed the market, and from overweights in cable, broadcasting and publishing/printing, which performed well. Fund performance was hurt somewhat by an underweight in cyclicals, which significantly outperformed the broader market in 1999.

 BRINSON HIGH YIELD FUND
--------------------------------------------------------------------------------

Total Return

                                       6 Months  1 Year  3 Years  Annualized
                                        Ended    Ended    Ended    4/30/95*
                                       12/31/99 12/31/99 12/31/99 to 12/31/99
-----------------------------------------------------------------------------
Brinson High Yield Fund                  2.50%   4.50%    3.78%      7.08%
-----------------------------------------------------------------------------
Merrill Lynch High Yield Master Index   -0.18    1.57     5.91       8.42
-----------------------------------------------------------------------------

*Performance inception date of the Brinson High Yield Fund.
All returns over 1 year are average annualized returns.

Illustration of an Assumed Investment of $100,000

This chart shows the growth in the value of an investment in the Brinson High Yield Fund and the Merrill Lynch High Yield Master Index if you had invested $100,000 on April 30, 1995. Past performance is no guarantee of future results. Share price and return will vary with market conditions; investors may realize a gain or loss upon redemption.

Brinson High Yield Fund
vs. Merrill Lynch High Yield Master Index

BRINSON HIGH YIELD FUND CHART
                                    [GRAPH]
               Brinson High Yield Fund    Merrill Lynch High Yield Master Index
 4/30/95               100,000                           100,000
 5/31/95               100,662                           103,124
 6/30/95               100,553                           103,912
 7/31/95               101,729                           105,100
 8/31/95               102,291                           105,738
 9/30/95               103,491                           106,947
10/31/95               104,956                           107,705
11/30/95               105,941                           108,757
12/31/95               107,361                           110,502
 1/31/96               108,820                           112,247
 2/28/96               110,836                           112,417
 3/31/96               110,503                           112,111
 4/30/96               111,210                           112,161
 5/31/96               112,623                           112,970
 6/30/96               112,963                           113,649
 7/31/96               113,584                           114,421
 8/31/96               115,713                           115,602
 9/30/96               119,121                           118,083
10/31/96               119,625                           119,377
11/30/96               121,423                           121,791
12/31/96               123,175                           122,728
 1/31/97               124,846                           123,672
 2/28/97               126,409                           125,407
 3/31/97               122,735                           124,013
 4/30/97               124,892                           125,425
 5/31/97               128,738                           127,952
 6/30/97               131,130                           129,901
 7/31/97               134,858                           133,018
 8/31/97               135,479                           132,786
 9/30/97               139,078                           134,985
10/31/97               137,523                           135,881
11/30/97               139,649                           137,168
12/31/97               139,645                           138,469
 1/31/98               140,588                           140,531
 2/28/98               141,432                           141,112
 3/31/98               143,331                           142,328
 4/30/98               143,577                           143,004
 5/31/98               143,922                           143,999
 6/30/98               142,574                           144,712
 7/31/98               143,397                           145,537
 8/31/98               130,486                           139,257
 9/30/98               128,769                           139,536
10/31/98               126,011                           137,244
11/30/98               132,152                           143,493
12/31/98               131,736                           143,541
 1/31/99               134,588                           144,961
 2/28/99               135,061                           143,854
 3/31/99               136,427                           145,095
 4/30/99               138,509                           147,364
 5/31/99               135,277                           146,341
 6/30/99               134,307                           146,066
 7/31/99               134,318                           146,281
 8/31/99               133,571                           144,796
 9/30/99               133,437                           144,240
10/31/99               133,869                           143,396
11/30/99               136,386                           145,037
12/31/99               137,628                           145,798


Funds returns are net of all fees and costs, while the index returns are based solely on market returns without deduction for fees or transaction costs for rebalancing.

 BRINSON HIGH YIELD FUND
--------------------------------------------------------------------------------

 INDUSTRY DIVERSIFICATION

 As a Percent of Net Assets
 As of December 31, 1999

  U.S. BONDS
  Corporate Bonds
   Auto......................    2.53%
   Business & Public
    Service..................    2.91
   Chemicals.................    1.93
   Construction..............    5.07
   Consumer..................    2.30
   Electronics and Electric
    Components...............    0.31
   Energy....................    2.49
   Financial Services........    1.05
   Food & House Products.....    4.81
   Health....................    3.74
   Industrial................    0.42
   Radio Broadcasting........    4.10
   Real Estate...............    1.02
   Recreation................    8.61
   Retail....................    3.22
   Services/Miscellaneous....   16.90
   Telecommunications........   12.79
   Television Broadcasting...   16.51
   Transportation............    0.45
                              --------
    Total U.S. Corporate
     Bonds...................   91.16
    International Dollar
     Bonds...................    3.21
                              --------
    Total U.S. Bonds.........   94.37
                              --------
  U.S. EQUITIES
   Preferred Stock...........    3.22
   Warrants..................    0.09
                              --------
    Total U.S. Equities......    3.31
    SHORT-TERM INVESTMENTS...    0.31
                              --------
  TOTAL INVESTMENTS..........   97.99
  CASH AND OTHER ASSETS,
   LESS LIABILITIES..........    2.01
                              --------
    NET ASSETS...............  100.00%
                              ========

 BRINSON HIGH YIELD FUND                               SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------

December 31, 1999

                                                        Face
                                                       Amount         Value
                                                    ------------- -------------

Bonds - 94.37%
U.S. Corporate Bonds - US - 91.16%
Ackerley Group, Inc., Series B, 9.000%, due
 01/15/09.........................................   $  3,500,000  $  3,412,500
Adelphia Communications, Inc., 9.375%, due
 11/15/09.........................................      3,000,000     2,940,000
Airgate Pcs, Inc., 0.000%, due 10/01/09 (c).......      2,000,000     1,110,000
Allbritton Communications Co., 9.750%, due
 11/30/07.........................................      1,500,000     1,503,750
Allbritton Communications Co., Series B, 8.875%,
 due 02/01/08.....................................      2,500,000     2,400,000
AMSC Acquisition, Inc., 12.250%, due 04/01/08.....      2,000,000     1,562,500
Aurora Foods, Inc., Series B, 9.875%, due
 02/15/07.........................................      3,500,000     3,548,125
Aurora Foods, Inc., Series D, 9.875%, due
 02/15/07.........................................      1,000,000     1,013,750
Avalon Cable Of Michigan, 9.375%, due 12/01/08....      2,650,000     2,676,500
Bally Total Fitness Corp., Series D, 9.875%, due
 10/15/07.........................................      3,456,000     3,352,320
BGF Industries, Inc., 10.250%, due 01/15/09.......      1,470,000     1,293,600
Big City Radio, Inc., 0.000%, due 03/15/05 (d)....      3,000,000     1,935,000
Bresnan Communications Group, 9.25%, due
 02/01/09.........................................      3,750,000     2,587,500
Budget Group, Inc., 9.125%, due 04/01/06..........      3,500,000     3,255,000
Building Materials Corp., 8.000%, due 12/01/08....      3,500,000     3,167,500
Building Materials Corp., Series B, 7.750%, due
 07/15/05.........................................      1,700,000     1,547,000
Capstar Broadcasting Partners, Inc., 0.000%, due
 02/01/09 (e).....................................      2,500,000     2,225,000
Carmike Cinemas, Inc., 9.375%, due 02/01/09.......      2,600,000     2,255,500
CB Richard Ellis Services, Inc., 8.875%, due
 06/01/06.........................................      3,500,000     3,115,000
CBS Radio, Inc....................................      3,158,400     3,521,616
Centennial Cellular, 10.750%, due 12/15/08........      2,000,000     2,140,000
Century Communications Corp., 0.000%, due 01/15/08
 (f)..............................................      6,500,000     2,851,875
Charter Communications Holdings, 0.000%, due
 04/01/11 (g).....................................      3,000,000     1,758,750
Citadel Broadcasting Co., 10.250%, due 07/01/07...      2,250,000     2,368,125
Collins & Alkman Corp., 11.500%, due 04/15/06.....      3,500,000     3,456,250
Cross Timbers Oil Co, 8.750%, due 11/01/09........      1,000,000       955,000
CSC Holdings, Inc., 7.625%, due 07/15/18..........      2,050,000     1,906,500
Cumulus Media, Inc., 10.375%, due 07/01/08........      2,350,000     2,444,000
Diamond Triumph Autoglass, Inc., 144A, 9.250%, due
 04/01/08.........................................      1,900,000     1,330,000
Dobson Sygnet Communications, Inc., 12.250%, due
 12/15/08.........................................      3,600,000     3,960,000
Eagle Family Foods, Series B, 8.750%, due
 01/15/08.........................................      4,000,000     3,080,000
Echostar DBS Corp, 9.375%, due 02/01/09...........      2,385,000     2,396,925
Exodus Communications, Inc., 10.750%, due
 12/15/09.........................................      1,000,000     1,017,500
Exodus Communications, Inc., 11.250%, due
 07/01/08.........................................      2,000,000     2,065,000
Fedders North America, 144A, 9.375%, due
 08/15/07.........................................      2,000,000     1,960,000
Federal-Mogul Corp, 7.500%, due 01/15/09..........      2,250,000     2,004,215
Florida Panthers Corp., 9.875%, due 04/15/09......      2,000,000     1,940,000
Fortress Group, Inc., 13.750%, due 05/15/03.......      2,500,000     1,500,000
Fox/Liberty Networks, Step, 0.000%, due 08/15/07
 (h)..............................................      4,250,000     3,421,250
Fundy Cable Ltd., 11.000%, due 11/15/05...........      4,275,000     4,606,312
Global Imaging Systems, 10.750%, due 02/15/07.....      1,000,000       960,000

 BRINSON HIGH YIELD FUND                               SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------

December 31, 1999

                                                              Face
                                                             Amount         Value
                                                          ------------- -------------

U.S. Corporate Bonds - (continued)
Golden Sky DBS, Inc., 0.000%, due 03/01/07 (i)..........   $  3,500,000  $  2,130,625
Golden Sky Systems, Inc., Series B, 12.380%, due
 08/01/06...............................................      2,350,000     2,502,750
Gothic Production Corp., 11.125%, due 05/01/05..........      2,500,000     2,125,000
Granite Broadcasting Corp., 10.375%, due 05/15/05.......      2,000,000     2,040,000
Group Maintenance America Corp., 9.750%, due 01/15/09...      3,700,000     3,672,250
Harvey Casinos Resorts, 10.625%, due 06/01/06...........      1,500,000     1,548,750
Hollinger International Publishing, 5.625%, due
 03/15/05...............................................      1,000,000       987,500
ICN Pharmaceuticals, Inc., 9.250%, due 08/15/05.........      2,000,000     1,970,000
Icon Fitness Corp., Series B, 0.000%, due 11/15/06 (j)..      7,000,000        70,000
Integrated Electrical Services, Inc., Series B, 9.375%,
 due 02/01/09...........................................      3,500,000     3,434,375
Interep National Radio Sales, Series B, 10.000%, due
 07/01/08...............................................      3,000,000     2,872,500
Iron Mountain, Inc., 8.750%, due 09/30/09...............      4,550,000     4,333,875
Isle Of Capri Casinos, Inc., 8.750%, due 04/15/09.......      1,000,000       920,000
JH Heafner Co., Inc., 10.000%, due 05/15/08.............      3,205,000     2,900,525
Lamar Media Co., 8.625%, due 09/15/07...................      2,000,000     1,960,000
Lamar Media Co., 9.625%, due 12/01/06...................      1,600,000     1,632,000
Level 3 Communications, 0.000%, due 12/01/08 (k)........      2,050,000     1,240,250
Liberty Group Operating, 9.375%, due 02/01/08...........      3,600,000     3,204,000
Lifepoint Hospitals Holdings, 10.750%, due 05/15/09.....        965,000       998,775
LIN Holdings Corp., Step, 0.000%, due 03/01/08 (l)......      4,500,000     3,031,875
Loral Space & Communications Ltd., 9.500%, due
 01/15/06...............................................        940,000       846,000
Lowes Cineplex Entertainment Corp., 8.875%, due
 08/01/08...............................................      1,365,000     1,204,613
Lyondell Chemical Co., 9.875%, due 05/01/07.............      1,170,000     1,193,400
Mail Well Corp., Series B, 8.750%, due 12/15/08.........      2,700,000     2,565,000
Mediacom LLC., Series B, 8.500%, due 04/15/08...........      4,350,000     4,045,500
Merrill Corp., 12.000%, due 05/01/09....................      1,500,000     1,470,000
Metromedia Fiber Network, 10.000%, due 12/15/09.........      2,200,000     2,255,000
Mohegan Tribal Gaming Authority Corp., 8.750%, due
 01/01/09...............................................      3,500,000     3,447,500
MTS, Inc., 9.375%, due 05/01/05.........................      3,375,000     1,687,500
NationsRent, Inc., 10.375%, due 12/15/08................      3,250,000     3,201,250
NBTY, Inc., Series B, 8.625%, due 09/15/07..............      3,015,000     2,788,875
New World Pasta Co., 9.250%, due 02/15/09...............      2,400,000     2,160,000
Newpark Resources, Inc., Series B, 8.625%, due
 12/15/07...............................................      2,500,000     2,325,000
Nextel Communications, Inc., 144A, 9.375%, due
 11/15/09...............................................        600,000       588,000
Nextel Communications, Inc.,  0.000%, due 09/15/07 (m)..      5,500,000     4,097,500
Nextlink Communications, 144A, 0.000%, due 12/01/09
 (n)....................................................        715,000       416,488
Nextlink Communications, 144A, 10.500%, due 12/01/09....        174,000       176,610
Nortek, Inc., Series B, 9.125%, due 09/01/07............      2,197,000     2,125,597
NTL Communications, Inc., Series B, 10.992%, due
 10/01/08...............................................      5,000,000     3,537,500
Omnipoint Corp., 11.625%, due 08/15/06..................      1,500,000     1,590,000
Packaging Corp. of America, 9.625%, due 04/01/09........        410,000       418,713

 BRINSON HIGH YIELD FUND                               SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------

December 31, 1999

                                                       Face
                                                      Amount         Value
                                                  -------------- --------------

U.S. Corporate Bonds - (continued)
Paxson Communications Corp., 11.625%, due
 10/01/02.......................................    $  4,760,000   $  4,950,400
Pegasus Communication, 12.500%, due 08/01/07....       2,000,000      2,180,000
Pegasus Communications Corp., Series B, 9.625%,
 due 10/15/05...................................       2,000,000      2,020,000
Pegasus Communications Corp., Series B, 9.750%,
 due 12/01/06...................................       1,000,000      1,010,000
Phoenix Color, Inc., 10.375%, due 02/01/09......       2,000,000      1,920,000
Pillowtex Corp., 10.000%, due 11/15/06..........         600,000        276,000
Plains Resources, Inc., Series D, 10.250%, due
 03/15/06.......................................       1,000,000        970,000
Plains Resources, Inc., Series B, 10.250%, due
 03/15/06.......................................       1,525,000      1,479,250
Premier Parks, Inc., 0.000%, due 04/01/08 (o)...       7,690,000      5,306,100
Protection One, 7.375%, due 08/15/05............       1,000,000        795,000
PSINet, Inc., 144A, 10.500%, due 12/01/06.......       1,300,000      1,309,750
PSINet, Inc., 11.500%, due 11/01/08.............       2,300,000      2,403,500
PSINet, Inc., Series B, 10.000%, due 02/15/05...       1,000,000        988,750
Qwest Communications International, Inc.,
 0.000%, due 10/15/07 (p).......................       3,000,000      2,430,000
R. H. Donnelley, Inc., 9.125%, due 06/01/08.....       3,250,000      3,185,000
Railworks Corp., 144A, 11.500%, due 04/15/09....       1,350,000      1,363,500
Range Resources Corp., 8.750%, due 01/15/07.....       2,250,000      2,064,375
Rayovac Corp., Series B, 10.250%, due 11/01/06..       2,750,000      2,805,000
RCN Corp., 10.000%, due 10/15/07................         500,000        496,875
Revlon Consumer Products, 8.125%, due 02/01/06..       2,385,000      1,752,975
Revlon Consumer Products, 8.625%, due 02/01/08..       1,159,000        579,500
Scotts Co., 144A, 8.625%, due 01/15/09..........       1,800,000      1,746,000
Sequa Corp, 9.000%, due 08/01/09................       1,500,000      1,451,250
Simmons Co., 10.250%, due 03/15/09..............       3,500,000      3,311,875
Sinclair Broadcast Group, Inc., 8.750%, due
 12/15/07.......................................       3,500,000      3,228,750
Sleepmaster Corp., 144A, 11.000%, due 05/15/09..       1,250,000      1,271,875
Speedway Motorsports Inc., 8.500%, due
 08/15/07.......................................       3,000,000      2,910,000
Splitrock Services, Inc., Series B, 11.750%, due
 07/15/08.......................................         500,000        467,500
Supreme International Corp., 12.250%, due
 04/01/03.......................................       1,500,000      1,490,625
T/SF Communications Corp., Series B, 10.375%,
 due 11/01/07...................................       3,000,000      2,880,000
Telecorp Pcs, Inc., 0.000%, due 04/15/09 (q)....       1,500,000        945,000
TeleWest Communications PLC, 0.000%, due
 10/01/07 (r)...................................       1,000,000        932,500
TeleWest Communications PLC, 144A, 0.000%, due
 04/15/09 (s)...................................         500,000        315,000
Tenet Healthcare Corp., 8.625%, due 01/15/07....       1,500,000      1,447,500
Tenet Healthcare Corp., Series B, 8.125%, due
 12/01/08.......................................       2,000,000      1,860,000
Trans-Resources, Inc., Series B, 0.000%, due
 03/15/08 (t)...................................       3,000,000      1,500,000
TransWestern Publishing Co., 9.625%, due
 11/15/07.......................................       2,625,000      2,605,312
Tritel PCS, Inc., 144A, 0.000%, due 05/15/09
 (u)............................................       1,000,000        632,500
Triton PCS, Inc., 0.000%, due 05/01/08 (v)......       4,500,000      3,183,750
United Industries Corp, 9.875%, due 04/01/09....       3,500,000      3,193,750
United Rentals, Inc., Series B, 9.250%, due
 01/15/09.......................................       1,475,000      1,416,000

 BRINSON HIGH YIELD FUND                               SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------

December 31, 1999

                                                        Face
                                                       Amount         Value
                                                   -------------- -------------

U.S. Corporate Bonds - (continued)
United Rentals, Inc., Series B, 9.500%, due
 06/01/08........................................    $  4,320,000  $  4,222,800
US Unwired Inc., 144A, 0.000%, due 11/01/09 (w)..       2,500,000     1,462,500
Verio, Inc., 10.625%, 144A, due 11/15/09.........       1,800,000     1,845,000
Verio, Inc., 13.500%, due 06/15/04...............       2,650,000     2,908,375
Victory Markets, Inc. ...........................       2,000,000            --
Voicestream Wireless, 144A, 10.375%, due
 11/15/09........................................       1,550,000     1,596,500
Waterford Gaming, 144A, 9.500%, due 03/15/10.....       3,401,000     3,349,985
Williams Comm Group, Inc., 10.875%, due
 10/01/09........................................       3,000,000     3,135,000
                                                                  -------------
Total U.S. Corporate Bonds.......................                   277,854,281
                                                                  -------------
International Dollar Bonds - 3.21%
COLT Telecom Group, 0.000%, due 12/15/06 (x).....       4,000,000     3,440,000
Clearnet Communications, 0.000%, due 12/15/05
 (y).............................................       2,500,000     2,453,125
Imax Corp., 7.875%, due 12/01/05.................       2,250,000     2,126,250
Microcell Telecommunications, Inc., Series B,
 0.000%, due 06/01/06 (z)........................       2,000,000     1,765,000
                                                                  -------------
Total International Dollar Bonds.................                     9,784,375
                                                                  -------------
Total Bonds (Cost $302,792,933)..................                   287,638,656
                                                                  -------------
                                                       Shares
                                                   --------------

Equities - 3.31%
U.S. Equities
American Mobile Satellite Corp., 144A (b)........           2,000        80,000
CSC Holdings, Inc., Series M.....................          33,720     3,683,961
Icon Health & Fitness Capital, Inc., 144A,
 Warrants (b)....................................           4,000            40
Paxson Communications Corp. (b)..................           1,594     1,625,625
Pegasus Communications Corp. (b).................         230,337         2,419
Pegasus Communications Corp., Series A, PIK
 Convertible Preferred, 12.750%..................           4,307     4,522,481
Pegasus Communications Corp., Warrants (b).......           3,000       186,000
Renaissance Cosmetics, Inc. PIK Convertible
 Preferred, 14.000% (b)..........................           7,618            --
Renaissance Cosmetics, Inc., Warrants "01" 144A
 (b).............................................           4,000            --
Renaissance Cosmetics, Inc., Warrants "06" 144A
 (b).............................................           5,000            --
                                                                  -------------
Total Equities (Cost $17,820,998)................                    10,100,526
                                                                  -------------
Short-Term Investments - 0.31%
Investment Companies - 0.31%
Brinson Supplementary Trust U.S. Cash Management
 Prime Fund (Cost $958,619)......................         958,619       958,619
                                                                  -------------
Total Investments (Cost $321,572,550) - 97.99%
 (a)                                                                298,697,801
Cash and other assets, less liabilities - 2.01%..                     6,113,238
                                                                  -------------
Net Assets - 100.00%.............................                  $304,811,039
                                                                  =============

               See accompanying notes to schedule of investments.

 BRINSON HIGH YIELD FUND                               SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------

December 31, 1999

NOTES TO SCHEDULE OF INVESTMENTS

(a) Aggregate cost for federal income tax purposes was $321,572,550; and net unrealized depreciation consisted of:

        Gross unrealized appreciation............  $  4,934,516
        Gross unrealized depreciation............   (27,809,265)
                                                  -------------
            Net unrealized depreciation..........  $(22,874,749)
                                                  =============

(b) Non-income producing security
(c) Interest rate 0.000% until 10/01/04, then 13.500% to maturity
(d) Interest rate 0.000% until 03/15/01, then 11.250% to maturity
(e) Interest rate 0.000% until 02/01/02, then 12.750% to maturity
(f) Interest rate 0.000% until 01/15/08, then 9.920% to maturity
(g) Interest rate 0.000% until 04/01/14, then 9.920% to maturity
(h) Interest rate 0.000% until 08/15/02, then 9.750% to maturity
(i) Interest rate 0.000% until 03/01/07, then 13.500% to maturity
(j) Interest rate 0.000% until 11/15/01, then 14.000% to maturity
(k) Interest rate 0.000% until 12/01/03, then 10.500% to maturity
(l) Interest rate 0.000% until 03/01/03, then 10.500% to maturity
(m) Interest rate 0.000% until 09/15/02, then 10.650% to maturity
(n) Interest rate 0.000% until 12/01/04, then 12.375% to maturity
(o) Interest rate 0.000% until 04/01/03, then 10.000% to maturity
(p) Interest rate 0.000% until 10/15/02, then 9.470% to maturity
(q) Interest rate 0.000% until 04/15/04, then 11.625% to maturity
(r) Interest rate 0.000% until 10/01/02, then 9.250% to maturity
(s) Interest rate 0.000% until 04/15/04, then 11.000% to maturity
(t) Interest rate 0.000% until 03/15/03, then 12.000% to maturity
(u) Interest rate 0.000% until 05/15/04, then 12.750% to maturity
(v) Interest rate 0.000% until 05/01/03, then 11.000% to maturity
(w) Interest rate 0.000% until 11/01/04, then 14.000% to maturity
(x) Interest rate 0.000% until 12/15/02, then 12.000% to maturity
(y) Interest rate 0.000% until 12/15/01, then 14.750% to maturity
(z)Interest rate 0.000% until 06/01/01, then 14.000% to maturity
FRN: Floating rate note, rate disclosed is as of December 31, 1999.
PIK: Payment in kind, interest payment in cash or additional securities.
144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 1999, the value of these securities amounted to $19,443,748 or 6.38% of net assets.

                See accompanying notes to financial statements.

 BRINSON HIGH YIELD FUND                                  FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

STATEMENT OF ASSETS AND LIABILITIES
DECEMBER 31, 1999


ASSETS:
 Investments, at value:
  Unaffiliated issuers (Cost $320,613,931)......................  $297,739,182
  Affiliated issuers (Cost $958,619)............................       958,619
 Receivables:
  Interest......................................................     6,112,868
  Fund shares sold..............................................           370
  Due from Advisor..............................................        39,054
                                                                 -------------
    TOTAL ASSETS................................................   304,850,093
                                                                 -------------
LIABILITIES:
 Payables:
  Accrued expenses..............................................        39,054
                                                                 -------------
    TOTAL LIABILITIES...........................................        39,054
                                                                 -------------
NET ASSETS:
 Applicable to 22,142,460 shares; no par value, unlimited shares authorized....................................................  $304,811,039
                                                                 =============
 Net asset value, offering price and redemption price per share
  ($304,811,039 / 22,142,460 shares)............................  $    13.7659
                                                                 =============
NET ASSETS CONSIST OF:
 Paid in capital................................................  $255,088,545
 Accumulated net investment income..............................    87,108,639
 Accumulated net realized loss..................................   (14,511,396)
 Net unrealized depreciation....................................   (22,874,749)
                                                                 -------------
    NET ASSETS..................................................  $304,811,039
                                                                 =============



                See accompanying notes to financial statements.

 BRINSON HIGH YIELD FUND                                  FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

STATEMENT OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 1999


INVESTMENT INCOME:
 Interest........................................................ $  30,878,941
 Dividends.......................................................       340,358
                                                                  -------------
    TOTAL INCOME.................................................    31,219,299
                                                                  -------------
EXPENSES:
 Professional....................................................        24,065
 Custodian.......................................................         9,691
 Trustees........................................................         4,745
 Other...........................................................         7,325
                                                                  -------------
    TOTAL EXPENSES...............................................        45,826
    Earnings credits.............................................        (1,542)
    Expenses reimbursed by Advisor...............................       (44,284)
                                                                  -------------
    NET EXPENSES.................................................            --
                                                                  -------------
    NET INVESTMENT INCOME........................................    31,219,299
                                                                  -------------
NET REALIZED AND UNREALIZED LOSS:
 Net realized loss on investments................................   (12,129,675)
 Change in net unrealized appreciation or depreciation...........    (5,314,283)
                                                                  -------------
 Net realized and unrealized loss................................   (17,443,958)
                                                                  -------------
 Net increase in net assets resulting from operations............ $  13,775,341
                                                                  =============


                See accompanying notes to financial statements.

 BRINSON HIGH YIELD FUND                                  FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

STATEMENTS OF CHANGES IN NET ASSETS

                                                    Year Ended     Year Ended
                                                   December 31,   December 31,
                                                        1999           1998
                                                   -------------  -------------
OPERATIONS:
 Net investment income............................  $ 31,219,299   $ 23,451,286
 Net realized loss................................   (12,129,675)   (13,955,595)
 Change in net unrealized appreciation or
  depreciation....................................    (5,314,283)   (16,983,209)
                                                   -------------  -------------
 Net increase (decrease) in net assets resulting
  from operations.................................    13,775,341     (7,487,518)
                                                   -------------  -------------
CAPITAL SHARE TRANSACTIONS:
 Shares sold......................................    57,847,072    177,164,918
 Shares redeemed..................................   (75,294,221)   (17,715,079)
                                                   -------------  -------------
 Net increase (decrease) in net assets resulting
  from capital share transactions (a).............   (17,447,149)   159,449,839
                                                   -------------  -------------
    TOTAL INCREASE (DECREASE) IN NET ASSETS.......    (3,671,808)   151,962,321
                                                   -------------  -------------
NET ASSETS:
 Beginning of period..............................   308,482,847    156,520,526
                                                   -------------  -------------
 End of period (including accumulated net
  investment income of $87,108,639 and
  $55,889,340, respectively)......................  $304,811,039   $308,482,847
                                                   =============  =============
(a) A summary of capital share transactions
 follows:
                                                      Shares         Shares
                                                   -------------  -------------
 Shares sold......................................     4,321,584     13,471,230
 Shares redeemed..................................    (5,595,915)    (1,262,864)
                                                   -------------  -------------
  Net increase (decrease) in shares outstanding...    (1,274,331)    12,208,366
                                                   =============  =============


                See accompanying notes to financial statements.

 BRINSON HIGH YIELD FUND                                  FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

The table below sets forth financial data for one share of capital stock outstanding throughout each period presented.

                                 Year Ended December 31,              Period Ended
                         -------------------------------------------- December 31,
                           1999       1998        1997        1996       1995*
                         ---------  ---------   ---------   --------- ------------
Net asset value,
 beginning of period...   $13.1736   $13.9645    $12.3175    $10.7361   $10.0000
                         ---------  ---------   ---------   ---------  ---------
Income from investment
 operations:
 Net investment
  income...............     1.5473     1.4678**    1.3299**    0.8041     0.5408
 Net realized and
  unrealized gain
  (loss)...............    (0.9550)   (2.2587)     0.3171      0.7773     0.1953
                         ---------  ---------   ---------   ---------  ---------
  Total income (loss)
   from investment
   operations..........     0.5923    (0.7909)     1.6470      1.5814     0.7361
                         ---------  ---------   ---------   ---------  ---------
Net asset value, end of
 period................   $13.7659   $13.1736    $13.9645    $12.3175   $10.7361
                         =========  =========   =========   =========  =========
Total return (non-
 annualized)...........      4.50%    (5.66)%      13.37%      14.73%      7.36%
Ratios/Supplemental
 data
Net assets, end of
 period (in 000s)......   $304,811   $308,483    $156,521    $165,050   $107,953
 Ratio of expenses to
  average net assets:
  Before expense
   reimbursement and
   earnings credits....      0.01%      0.02%       0.06%       0.14%      0.33%***
  After expense
   reimbursement and
   earnings credits....      0.00%      0.00%       0.00%       0.00%      0.00%***
 Ratio of net
  investment income to
  average net assets:
  Before expense
   reimbursement and
   earnings credits....      9.56%     10.75%      10.09%       9.17%      9.33%***
  After expense
   reimbursement and
   earnings credits....      9.57%     10.77%      10.15%       9.31%      9.66%***
 Portfolio turnover
  rate.................        93%       106%         76%         45%        25%

*  The Fund commenced operations April 28, 1995.
** The net investment income per share data was determined by using average shares outstanding during the period.
*** Annualized


                See accompanying notes to financial statements.

 BRINSON EMERGING MARKETS DEBT FUND
--------------------------------------------------------------------------------

Since its performance inception on July 31, 1995, the first month-end after the Fund became fully invested, the Brinson Emerging Markets Debt Fund has earned an annualized return of 21.13%, compared to the 16.76% return of its benchmark, the J.P. Morgan Emerging Markets Bond Index Plus (EMBI+). For the year ended December 31, 1999, the Fund returned 31.75% versus 25.97% for the benchmark-- outperformance of 578 basis points. For the past year, emerging debt as an asset class vastly outperformed equivalent duration U.S. Treasury Bonds, which returned -1.34%.

One year ago, the market was in a state of panic after Russia devalued and defaulted on its local currency debt. Market participants feared that Brazil would suffer similarly and that perhaps all of Latin America would follow. In contrast, today's global environment is more benign. Brazil's currency devaluation in January did not lead to a large recession or hyperinflation. Latin economies appear to be recovering from last year's recession, and even Russia has stabilized.

Brazil's devaluation led to a small sell-off, but after a key Central Bank appointment restored confidence, emerging debt markets returned 14.92% in March and April. In May, Argentina's recession and election posturing caused the market to soften once again. Near the end of August, Ecuador defaulted on its Brady debt--the first-ever Brady bond default. Because Ecuador is small and has few links with other emerging economies, the default had little effect on the overall market. During the last four months of 1999, Latin markets began to recover from a recession. The EMBI+ rallied strongly, with a 16.51% return during that period. Russia was the best 1999 performer, returning 166%. "London Club" creditors and the Russian government have made progress in negotiations to restructure the defaulted debt of the former Soviet Union.

Both country allocation and security selection strategies enhanced Fund performance. The most notable country strategies were a timely underweight in Argentina, a timely overweight in Russia, favorable underweights in Ecuador and Poland and unfavorable overweights in Colombia and Croatia which performed poorly relative to the rest of the market. Security selection within Brazil and Russia also made a positive contribution to performance. Our U.S. interest rate strategy had a slightly negative impact on performance.

 BRINSON EMERGING MARKETS DEBT FUND
--------------------------------------------------------------------------------

Total Return

                                       6 Months  1 Year  3 Years  Annualized
                                        Ended    Ended    Ended    6/30/95*
                                       12/31/99 12/31/99 12/31/99 to 12/31/99
-----------------------------------------------------------------------------
Brinson Emerging Markets Debt Fund(1)   15.94%   31.75%   11.01%     20.41%
-----------------------------------------------------------------------------
Brinson Emerging Markets Debt Fund(2)   15.07    31.10    10.83      20.41
-----------------------------------------------------------------------------
JP Morgan EMBI+                         13.93    25.97     6.84      16.44
-----------------------------------------------------------------------------

*Inception date of the Brinson Emerging Markets Debt Fund.
(1)Total return based on NAV--Does not include the payment of a transaction charge on Fund share purchases.
(2) Standardized total return--Includes the payment of a transaction charge on Fund share purchases in each period presented where applicable. Effective March 1, 1999 the transaction charge on Fund shares purchased was changed from 0.50% to 0.75%.
All returns over 1 year are average annualized returns.

Illustration of an Assumed Investment of $100,000

This chart shows the growth in the value of an investment in the Brinson Emerging Markets Debt Fund and in the JP Morgan EMBI+ if you had invested $100,000 on June 30, 1995. Past performance is no guarantee of future results. Share price and return will vary with market conditions; investors may realize a gain or loss upon redemption.

Brinson Emerging Markets Debt Fund
vs. JP Morgan EMBI+

                    BRINSON EMERGING MARKETS DEBT FUND LOGO
                                    [GRAPH]
               Brinson Emerging Markets Debt Fund/2/      JP Morgan EMBI+
 6/30/95                       100,000                        100,000
 7/31/95                        98,952                        100,074
 8/31/95                       101,671                        102,435
 9/30/95                       105,713                        105,964
10/31/95                       104,843                        104,876
11/30/95                       108,802                        108,546
12/31/95                       116,401                        116,772
 1/31/96                       127,448                        125,646
 2/28/96                       118,868                        118,715
 3/31/96                       121,904                        121,419
 4/30/96                       129,544                        128,043
 5/31/96                       132,236                        130,259
 6/30/96                       136,384                        134,838
 7/31/96                       139,238                        137,656
 8/31/96                       145,236                        142,712
 9/30/96                       156,324                        151,916
10/31/96                       158,248                        153,109
11/30/96                       167,000                        160,744
12/31/96                       168,816                        162,676
 1/31/97                       175,557                        167,181
 2/28/97                       178,950                        170,082
 3/31/97                       172,262                        163,948
 4/30/97                       177,672                        168,802
 5/31/97                       185,086                        175,352
 6/30/97                       190,948                        179,389
 7/31/97                       199,060                        186,831
 8/31/97                       199,245                        186,075
 9/30/97                       205,585                        191,761
10/31/97                       185,908                        169,672
11/30/97                       195,410                        177,728
12/31/97                       202,278                        183,853
 1/31/98                       203,272                        183,481
 2/28/98                       210,539                        188,733
 3/31/98                       215,693                        193,431
 4/30/98                       215,905                        193,899
 5/31/98                       210,889                        187,281
 6/30/98                       203,957                        181,875
 7/31/98                       204,961                        183,120
 8/31/98                       145,381                        130,500
 9/30/98                       152,861                        143,261
10/31/98                       162,186                        152,530
11/30/98                       177,930                        161,507
12/31/98                       175,294                        157,470
 1/31/99                       171,369                        151,622
 2/28/99                       173,768                        153,799
 3/31/99                       186,905                        165,434
 4/30/99                       201,488                        176,740
 5/31/99                       192,357                        166,663
 6/30/99                       199,210                        174,117
 7/31/99                       197,853                        170,506
 8/31/99                       197,766                        170,263
 9/30/99                       205,287                        176,203
10/31/99                       214,825                        183,002
11/30/99                       218,596                        188,183
12/31/99                       230,702                        198,370


Fund returns are net of all fees and costs, while the index returns are based solely on market returns without deduction for fees or transaction costs for rebalancing.

 BRINSON EMERGING MARKETS DEBT FUND
--------------------------------------------------------------------------------

MARKET ALLOCATION

As of December 31, 1999

                                                         Market
                                      Index   Strategy Over/Under Strategy Range
                                     Weights*  Weight    Weight    (95% Freq.)
                                     -------- -------- ---------- --------------
Argentina...........................   26.0%    24.5%     -1.5%        5-30%
Brazil..............................   22.3     24.5       2.1         5-30
Bulgaria............................    2.5      5.0       2.5         0-10
China...............................    0.0      0.0       0.0         0-10
Colombia............................    1.4      5.1       3.7         0-10
Croatia.............................    0.0      5.4       5.4         0-10
Ecuador.............................    1.3      0.0      -1.3         0-10
Guatemala...........................    0.0      0.0       0.0         0-10
Korea...............................    2.9      0.0      -2.9         0-10
Mexico..............................   17.6     12.5      -5.1         5-25
Morocco.............................    1.3      1.4       0.1         0-10
Nigeria.............................    0.8      0.0      -0.8         0-10
Panama..............................    2.4      2.9       0.6         0-10
Peru................................    1.6      0.0      -1.6         0-10
Philippines.........................    1.4      0.0      -1.4         0-10
Poland..............................    3.1      0.0      -3.1         0-10
Quatar..............................    0.0      0.0       0.0         0-10
Russia..............................    9.2      5.9      -3.2         0-10
Tunisia.............................    0.0      1.4       1.4         0-10
Turkey..............................    0.4      2.2       1.8         0-10
Venezuela...........................    5.8      6.4       0.5         0-15
Cash................................    0.0      2.8       2.8         0-30
                                      -----    -----      ----
                                      100.0%   100.0%      0.0%

 * J.P. Morgan Emerging Market Bond Index Plus.
Note: Totals may not add due to rounding.

 BRINSON EMERGING MARKETS DEBT FUND                    SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------

December 31, 1999

                                                       Face
                                                      Amount          Value
                                                  --------------- -------------

Bonds - 95.18%
Global (Ex-U.S.) Bonds - 2.74%
Argentina - 0.66%
Republic of Argentina, 2.976%, due 04/01/07.....  ARS   4,302,082 $   2,948,154
Columbia - 2.08%
Banco de Comercio Exterior de Colombia,
 3.850%, due 07/09/01...........................  JPY 980,000,000     9,321,935
                                                                  -------------
                                                                     12,270,089
                                                                  -------------
International Dollar Bonds - 91.08%
Argentina - 23.45%
Argentina - FRN, 5.938%, due 03/31/05...........  $    32,824,000    29,869,840
Argentina - FRN, 11.786%, due 04/10/05..........       19,840,000    18,153,600
Argentina - Global Bond, 9.750%, due 09/19/27...        8,800,000     7,964,000
Argentina - Par Series L, 6.000%, due 03/31/23..       16,250,000    10,684,375
Republic of Argentina, 0.000%, due 10/15/02.....        8,200,000     6,191,000
Republic of Argentina, 0.000%, due 10/15/03.....       12,300,000     8,210,250
Republic of Argentina, 11.750%, due 04/07/09....       23,900,000    24,019,500
                                                                  -------------
                                                                    105,092,565
                                                                  -------------
Brazil - 23.91%
Banco Nacional de Desenvolvimento Economico e
 Social FRN, 15.224%, due 06/16/09..............       15,000,000    13,575,000
Brazil - C PIK Bond, 8.000%, due 04/15/14.......       51,197,457    38,462,090
Brazil - DCB L FRN, 7.000%, due 04/15/12........        1,850,000     1,378,250
Brazil - DCB L FRN RG, 7.000%, due 04/15/12.....        3,150,000     2,346,750
Brazil - EI L FRN, 6.938%, due 04/15/06.........        2,820,000     2,481,600
Brazil - FLIRB L FRN BR, 4.500%, due 04/15/09...       21,300,000    15,762,000
Brazil - FLIRB L FRN RG, 5.000%, due 04/15/09...        6,700,000     4,958,000
Brazil - MYDFA, Trust REGS, 6.813%, due
 09/15/07.......................................       31,323,224    25,097,733
Brazil - New Money Bond L FRN,
 7.000%, due 04/15/09...........................        3,800,000     3,092,250
                                                                  -------------
                                                                    107,153,673
                                                                  -------------
Bulgaria - 4.90%
Bulgaria - FLIRB Series A VRN BR,
 2.750%, due 07/28/12...........................       30,190,000    21,736,800
Bulgaria - FLIRB Series A VRN RG,
 2.500%, due 07/28/12...........................          350,000       252,000
                                                                  -------------
                                                                     21,988,800
                                                                  -------------
Colombia - 2.95%
Republic of Colombia, 8.625%, due 04/01/08......       10,350,000     9,056,250
Republic of Colombia, 9.750%, due 04/23/09......        4,500,000     4,185,000
                                                                  -------------
                                                                     13,241,250
                                                                  -------------
Croatia -  5.28%
Croatia - Series A FRN, 5.813%, due 07/31/10....       26,500,000    23,651,250
                                                                  -------------

 BRINSON EMERGING MARKETS DEBT FUND                    SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------

December 31, 1999

                                                      Face
                                                     Amount          Value
                                                 --------------- -------------

International Dollar Bonds - (continued)
Mexico - 11.97%
Conproca S.A., Series REGS, 12.000%, due
 06/16/10....................................... $    14,060,000 $  14,130,300
Fideicumiso Petacalco Trust Series REGS,
 10.160%, due 12/23/09..........................       6,200,000     5,952,000
Mexico - Par Series W-B, 6.250%, due 12/31/19...      15,200,000    11,970,000
Mexico - Par Series, Rights (b).................       7,046,000            --
Mexico - United Mexican States, 6.250%, due
 12/31/19.......................................       8,920,000     7,024,500
Mexico - United Mexican States Discount Bond
 "D', 7.250%, due 12/31/19......................       4,580,000     4,288,025
Monterray Power S.A., 144A, 9.625%, due
 11/15/09.......................................      11,300,000    10,283,000
                                                                 -------------
                                                                    53,647,825
                                                                 -------------
Panama - 2.86%
Republic of Panama, 3.704%, due 07/17/14........      16,340,000    12,801,377
                                                                 -------------
Russia - 5.92%
Russia, Series REGS, 12.750%, due 06/24/28......      38,350,000    26,557,375
                                                                 -------------
Tunisia - 1.40%
Banque Centrale de Tunisie, 8.250%, due
 09/19/27.......................................       7,700,000     6,265,875
                                                                 -------------
Turkey - 2.19%
Cellco Finance NV, 15.000%, due 08/01/05........       2,500,000     2,718,750
Cellco FRN N Sr Nt, 144A, 12.750%, due
 08/01/05.......................................         400,000       414,500
Republic of Turkey, 12.000%, due 12/15/08.......       6,300,000     6,693,750
                                                                 -------------
                                                                     9,827,000
                                                                 -------------
Venezuela - 6.25%
Venezuela - 9.250%, due 09/15/27................      11,900,000     7,854,000
Venezuela - DCB Series DL, FRN,
 7.000%, due 12/18/07...........................      18,476,098    14,549,927
Venezuela - Discount Bond, Series W-A FRN,
 7.188%, due 03/31/20...........................       5,000,000     3,500,000
Venezuela Discount Bond, Series B FRN,
 6.000%, due 03/31/20...........................       3,000,000     2,100,000
                                                                 -------------
                                                                    28,003,927
                                                                 -------------
Total International Dollar Bonds................                   408,230,917
                                                                 -------------
International Dollar Loans - 1.36%
Morocco - 1.36%
Morocco - Loan Tranche A FRN, 6.844%, due
 01/01/09.......................................       6,763,095     6,120,601
                                                                 -------------
Total Bonds (Cost $376,695,977).................                   426,621,607
                                                                 -------------

 BRINSON EMERGING MARKETS DEBT FUND                    SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------

December 31, 1999

                                                  No. of Warrants     Value
                                                  --------------- -------------
Warrants - 0.38%
Mexico - 0.38%
Mexico - United Mexican States (b)..............           18,250     1,688,125
                                                                  -------------
Venezuela - 0.00%
Venezuela Oil (b)...............................           57,120           --
                                                                  -------------
Total Warrants (Cost $0)........................                      1,688,125
                                                                  =============
                                                      Shares
                                                  ---------------

Short-Term Investments - 3.16%
Investment Companies - 2.64%
Brinson Supplementary Trust U.S. Cash Management
 Prime Fund.....................................       11,835,193 $  11,835,193
                                                                  -------------
                                                       Face
                                                      Amount
                                                  ---------------
Treasury Obligations - 0.52%
U.S. Treasury Bill, due 02/03/00................  $     2,330,000     2,319,908
                                                                  -------------
Total Short Term Investments (Cost
 $14,155,068)...................................                     14,155,101
                                                                  -------------
Total Investments (Cost $390,851,045) - 98.72%
 (a)............................................                    442,464,833
Cash and other assets, less liabilities -
  1.28%.........................................                      5,749,858
                                                                  -------------
Net Assets - 100%...............................                  $ 448,214,691
                                                                  =============

NOTES TO SCHEDULE OF INVESTMENTS

(a) Aggregate cost for federal income tax purposes was $390,851,045; and net unrealized appreciation consisted of:

         Gross unrealized appreciation.............  $57,273,908
         Gross unrealized depreciation.............   (5,660,120)
                                                    ------------
             Net unrealized appreciation...........  $51,613,788
                                                    ============

(b) No stated interest rate
BR:  Bearer
RG:  Registered
FLIRB: Front loaded interest reduction bond
FRN: Floating rate note--The rate disclosed is that in effect at December 31,
     1999
DCB: Debt conversion bond
PIK: Payments in kind, interest payment in cash or additional securities.
144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 1999, the value of these securities amounted to $10,697,500 or 2.39% of net assets.

 BRINSON EMERGING MARKETS DEBT FUND                    SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------

December 31, 1999

FORWARD FOREIGN CURRENCY CONTRACTS

The Brinson Emerging Markets Debt Fund had the following open forward foreign currency contracts as of December 31, 1999:

                                Settlement     Local      Current   Unrealized
                                   Date      Currency      Value       Gain
                               ------------ ----------- ----------- -----------
Forward Foreign Currency Sale
 Contracts:
 Japanese Yen................    03/03/00   965,000,000  $9,523,716  $   45,425
 South African Rand..........    09/28/01   100,000,000   2,259,348     186,415
                                                                    -----------
  Total......................                                        $  231,840
                                                                    ===========

FUTURES CONTRACTS

The Brinson Emerging Markets Debt Fund had the following open futures contracts as of December 31, 1999:

                               Expiration    Cost/      Current    Unrealized
                                  Date      Proceeds     Value    Gain/(Loss)
                               ---------- ------------ ---------- ------------
U.S. Interest Rate Futures
 Buy Contracts
 30 Year U.S. Treasury Bonds,
  795 contracts............... March 2000   73,751,152 72,295,313  $(1,455,839)
 Sale Contracts
 10 Year U.S. Treasury Notes,
  135 contracts............... March 2000   13,134,407 12,941,015      193,392
                                                                  ------------
                                                                   $(1,262,447)
                                                                  ============

The aggregate market value of investments pledged to cover margin requirements for the open futures positions at December 31, 1999 was $2,319,908.


                See accompanying notes to financial statements.

 BRINSON EMERGING MARKETS DEBT FUND                       FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

STATEMENT OF ASSETS AND LIABILITIES
DECEMBER 31, 1999

ASSETS:
 Investments, at value:
  Unaffiliated issuers (Cost $379,015,852)......................  $430,629,640
  Affiliated issuers (Cost $11,835,193).........................    11,835,193
 Receivables:
  Interest......................................................     7,474,820
 Net unrealized appreciation on forward foreign currency
  contracts.....................................................       231,840
                                                                 -------------
    TOTAL ASSETS................................................   450,171,493
                                                                 -------------
LIABILITIES:
 Payables:
  Variation margin..............................................       342,656
  Due to custodian bank.........................................     1,473,003
  Accrued expenses..............................................       141,143
                                                                 -------------
    TOTAL LIABILITIES...........................................     1,956,802
                                                                 -------------
NET ASSETS:
 Applicable to 19,406,828 shares; no par value, unlimited shares authorized....................................................  $448,214,691
                                                                 =============
 Net asset value and redemption price per share
  ($448,214,691 / 19,406,828 shares)............................  $    23.0957
                                                                 =============
 Maximum offering price per share (net assets value, plus 0.75%
  of net asset value or 0.75% of offering price) ...............  $    23.2689
                                                                 =============
NET ASSETS CONSIST OF:
 Paid in capital................................................  $262,675,679
 Accumulated net investment income..............................   161,099,347
 Accumulated net realized loss..................................   (26,149,582)
 Net unrealized appreciation....................................    50,589,247
                                                                 -------------
    NET ASSETS..................................................  $448,214,691
                                                                 =============



                See accompanying notes to financial statements.

 BRINSON EMERGING MARKETS DEBT FUND                       FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

STATEMENT OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 1999

INVESTMENT INCOME:
 Interest.......................................................  $ 57,814,289
                                                                 -------------
    TOTAL INCOME................................................    57,814,289
                                                                 -------------
EXPENSES:
 Administration.................................................       314,108
 Professional...................................................        92,756
 Custodian......................................................        85,619
 Other..........................................................        11,150
                                                                 -------------
    TOTAL EXPENSES..............................................       503,633
    Earnings credits............................................        (6,045)
                                                                 -------------
    NET EXPENSES................................................       497,588
                                                                 -------------
    NET INVESTMENT INCOME.......................................    57,316,701
                                                                 -------------
NET REALIZED AND UNREALIZED GAIN (LOSS):
 Net realized gain (loss) on:
  Investments...................................................   (20,307,772)
  Futures contracts.............................................   (11,619,051)
  Swap contracts................................................     2,642,966
  Foreign currency transactions.................................      (985,875)
                                                                 -------------
    Net realized loss...........................................   (30,269,732)
                                                                 -------------
 Change in net unrealized appreciation or depreciation on:
  Investments and foreign currency..............................    92,719,497
  Futures contracts.............................................    (1,495,094)
  Forward contracts.............................................       231,840
  Translation of other assets and liabilities denominated in
   foreign currency.............................................         6,066
                                                                 -------------
    Change in net unrealized appreciation or depreciation.......    91,462,309
                                                                 -------------
 Net realized and unrealized gain...............................    61,192,577
                                                                 -------------
 Net increase in net assets resulting from operations...........  $118,509,278
                                                                 =============


                See accompanying notes to financial statements.

 BRINSON EMERGING MARKETS DEBT FUND                       FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

STATEMENTS OF CHANGES IN NET ASSETS

                                                    Year Ended     Year Ended
                                                   December 31,   December 31,
                                                       1999           1998
                                                   -------------  -------------
OPERATIONS:
 Net investment income............................  $ 57,316,701   $ 53,699,994
 Net realized loss................................   (30,269,732)   (51,952,975)
 Change in net unrealized appreciation or
  depreciation....................................    91,462,309    (58,144,577)
                                                   -------------  -------------
 Net increase (decrease) in net assets resulting
  from operations.................................   118,509,278    (56,397,558)
                                                   -------------  -------------
CAPITAL SHARE TRANSACTIONS:
 Shares sold......................................    28,017,687    180,024,224
 Shares redeemed..................................   (96,549,918)  (153,474,069)
                                                   -------------  -------------
 Net increase (decrease) in net assets resulting
  from capital share transactions (a).............   (68,532,231)    26,550,155
                                                   -------------  -------------
    TOTAL INCREASE (DECREASE) IN NET ASSETS.......    49,977,047    (29,847,403)
                                                   -------------  -------------
NET ASSETS:
 Beginning of period..............................   398,237,644    428,085,047
                                                   -------------  -------------
 End of period (including accumulated net
  investment income of $161,099,347 and
  $103,782,646, respectively).....................  $448,214,691   $398,237,644
                                                   =============  =============
(a) A summary of capital share transactions
 follows:
                                                      Shares         Shares
                                                   -------------  -------------
 Shares sold......................................     1,523,289     10,283,200
 Shares redeemed..................................    (4,834,711)    (8,728,204)
                                                   -------------  -------------
  Net increase (decrease) in shares outstanding...    (3,311,422)     1,554,996
                                                   =============  =============



                See accompanying notes to financial statements.

 BRINSON EMERGING MARKETS DEBT FUND                       FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

The table below sets forth financial data for one share of capital stock outstanding throughout each period presented.

                                Years Ended December 31,              Period Ended
                         -------------------------------------------- December 31,
                           1999        1998       1997        1996       1995*
                         ---------   ---------  ---------   --------- ------------
Net asset value,
 beginning of period...   $17.5294    $20.2278   $16.8816    $11.6401   $10.0000
                         ---------   ---------  ---------   ---------  ---------
Income (loss) from
 investment operations:
 Net investment
  income...............     2.6800**    2.2017     1.7757**    1.3882     0.4485
 Net realized and
  unrealized gain
  (loss)...............     2.8863     (4.9001)    1.5705      3.8533     1.1916
                         ---------   ---------  ---------   ---------  ---------
  Total income (loss)
   from investment
   operations..........     5.5663     (2.6984)    3.3462      5.2415     1.6401
                         ---------   ---------  ---------   ---------  ---------
Net asset value, end of
 period................   $23.0957    $17.5294   $20.2278    $16.8816   $11.6401
                         =========   =========  =========   =========  =========
Total return (non-
 annualized)...........     31.75%    (13.34)%     19.82%      45.03%     16.40%
Ratios/Supplemental
 data
 Net assets, end of
  period
  (in 000s)............   $448,215    $398,238   $428,085    $222,571   $119,654
 Ratio of gross
  expenses to average
  net assets...........      0.12%       0.12%      0.13%       0.18%      0.50%***
 Ratio of net
  investment income to
  average net assets...     13.66%      12.21%      9.83%      11.89%     12.95%***
 Portfolio turnover
  rate.................        68%        122%       120%         71%        29%

*  The Fund commenced operations June 30, 1995.
** The net investment income per share was determined by using average shares outstanding during the period.
*** Annualized


                See accompanying notes to financial statements.

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--------------------------------------------------------------------------------

1. SIGNIFICANT ACCOUNTING POLICIES

The Brinson Relationship Funds (the "Trust") is an open-end, management investment company registered under the Investment Company Act of 1940, as amended. The Trust currently offers shares of twelve series representing separate portfolios of investments, each of which is non-diversified. The twelve series are: Brinson Global Securities Fund, Brinson U.S. Equity Fund, Brinson U.S. Large Capitalization Equity Fund, Brinson U.S. Large Capitalization Value Equity Fund, Brinson Post-Venture Fund, Brinson Global (Ex-U.S.) Equity Fund (formerly Brinson Non-U.S. Equity Fund), Brinson Emerging Markets Equity Fund, Brinson U.S. Short/Intermediate Fixed Income Fund, Brinson U.S. Cash Management Prime Fund, Brinson Short-Term Fund, Brinson High Yield Fund and Brinson Emerging Markets Debt Fund (each a "Fund," and collectively, the "Funds"). The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements.

A. Investment Valuation: Securities for which market quotations are readily available are valued at the last available sales price on the exchange or market on which they are principally traded or, lacking any sales, at the last available bid price on the exchange or market on which such securities are principally traded. U.S. equity securities traded over-the-counter are valued at the most recent bid price. Equity securities traded in certain emerging market countries may be subject to a foreign premium and are valued accordingly. Investments in affiliated investment companies are valued at the daily closing net asset value of the respective fund. Debt securities are valued at the most recent bid price by using market quotations or independent pricing services. Securities for which market quotations are not readily available, including restricted securities which are subject to limitations on their sale, are valued at fair value as determined in good faith by or under the direction of the Trust's Board of Trustees.

Futures contracts are valued at the settlement price established each day on the exchange on which they are traded. Forward foreign currency contracts are valued daily using quoted forward exchange rates. Equity swap values are derived based on the values, or estimates of the values, of the applicable equity indices and foreign exchange rates underlying the contracts. Short-term obligations with a maturity of 60 days or less are valued at amortized cost, which approximates market value.

B. Foreign Currency Translation: Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using the WM/Reuters closing spot rates as of 4:00 p.m. London time. Purchases and sales of portfolio securities, commitments under forward foreign currency contracts and income receipts are translated at the prevailing exchange rate on the date of each transaction. Realized and unrealized foreign exchange gains or losses on investments are included as a component of net realized and unrealized gain or loss on investments in the statement of operations.

C. Investment Transactions: Investment transactions are accounted for on a trade date basis. Gains and losses on securities sold are determined on an identified cost basis.

D. Investment Income: Interest income, which includes amortization of premiums and discounts, is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date, except that certain dividends from foreign securities are recorded as the information becomes available.

E. Federal Income Taxes: The Trust has received rulings from the Internal Revenue Service that each Fund will be treated as a separate partnership for federal income tax purposes. Income taxes are not provided for by the Funds because taxable income (loss) of each Fund is includable in the income tax returns of the investors.

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--------------------------------------------------------------------------------


F. Partnership Allocations: For federal income tax purposes, an investor's distributive share of each item of a Fund's income, gain, loss, deduction and credit will be determined by the Amended and Restated Agreement and Declaration of Trust (the "Trust Agreement") so long as the allocation has "substantial economic effect" within the meaning of Code Section 704 and the regulations thereunder. The Trust has received rulings from the Internal Revenue Service that this allocation method has substantial economic effect.

G. Use of Estimates: The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results may differ from those estimates.

H. Earnings Credits: The Funds have entered into an arrangement with their custodian whereby interest earned on uninvested cash balances was used to offset a portion of the Fund's expenses. This amount is reflected in the statement of operations.

2. INVESTMENT ADVISORY FEES AND OTHER TRANSACTIONS WITH AFFILIATES

Brinson Partners, Inc. (the "Advisor"), a registered investment advisor, manages the assets of the Trust pursuant to an Investment Advisory Agreement with the Trust (the "Advisory Agreement"). The Advisor does not receive any compensation under the Advisory Agreement for providing investment advisory services. The Advisor has agreed to reimburse the Brinson Post-Venture Fund and Brinson High Yield Fund for all operating expenses. The Advisor has agreed to reimburse the following Funds to the extent that total operating expenses exceed the following percentage of average daily net assets:

Brinson Global Securities Fund............................................ 0.05%
Brinson U.S. Equity Fund.................................................. 0.01
Brinson U.S. Large Capitalization Equity Fund............................. 0.01
Brinson U.S. Large Capitalization Value Equity Fund....................... 0.01
Brinson Global (Ex-U.S.) Equity Fund...................................... 0.06
Brinson Emerging Markets Equity Fund...................................... 0.50
Brinson U.S. Short/Intermediate Fixed Income Fund......................... 0.01
Brinson U.S. Cash Management Prime Fund................................... 0.01
Brinson Short-Term Fund................................................... 0.05
Brinson Emerging Markets Debt Fund........................................ 0.50

Certain officers of the Funds are also officers and directors of the Advisor. All officers serve without direct compensation from the Funds. Trustees' fees paid to unaffiliated trustees were as follows:

Brinson Global Securities Fund......................................... $16,060
Brinson U.S. Equity Fund...............................................   4,745
Brinson U.S. Large Capitalization Equity Fund..........................   3,140
Brinson U.S. Large Capitalization Value Equity Fund....................   5,188
Brinson Post-Venture Fund..............................................   6,205
Brinson Global (Ex-U.S.) Equity Fund...................................   5,840
Brinson Emerging Markets Equity Fund...................................   8,246
Brinson U.S. Short/Intermediate Fixed Income Fund......................   4,585
Brinson U.S. Cash Management Prime Fund................................   6,423
Brinson Short-Term Fund................................................   4,469
Brinson High Yield Fund................................................   4,745
Brinson Emerging Markets Debt Fund.....................................   5,475


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--------------------------------------------------------------------------------

The Brinson Global Securities Fund invests in shares of certain affiliated investment companies also sponsored by Brinson Partners, Inc. These investments represented 18.49% of the Fund's total net assets at December 31, 1999. Amounts relating to those investments at December 31, 1999 and for the year then ended is summarized as follows:

                                                        Net        Change in
                                          Sales      Realized    Net Unrealized
Affiliates                 Purchases     Proceeds   Gain/(Loss)   Gain/(Loss)      Value
------------------------  ------------ ------------ -----------  -------------- ------------
Brinson Post-Venture
 Fund...................  $      --    $      --    $     --      $   842,729   $ 29,630,274
Brinson High Yield
 Fund...................     2,000,000   13,000,000  1,567,178        374,066     36,324,874
Brinson Emerging Markets
 Equity Fund............         --      12,418,716   (978,115)    28,183,790     60,432,175
Brinson Emerging Markets
 Debt Fund..............         --      15,000,000  2,720,404     20,925,519     90,667,854
Brinson Supplementary
 Trust U.S. Cash
 Management Prime Fund..   793,140,872  807,917,091     --             --         25,548,446
                          ------------ ------------ ----------    -----------   ------------
                          $795,140,872 $848,335,807 $3,309,467    $50,326,104   $242,603,623
                          ============ ============ ==========    ===========   ============


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--------------------------------------------------------------------------------

The following Funds invest in shares of the Brinson Supplementary Trust U.S. Cash Management Prime Fund ("Supplementary Trust"). The Supplementary Trust is an investment company managed by the Advisor. The Supplementary Trust is offered as a cash management option only to mutual funds and other accounts managed by the Advisor. The Supplementary Trust pays no management fees. Distributions from the Supplementary Trust are reflected as interest income on the statement of operations. Amounts relating to those investments at December 31, 1999 and for the year then ended are summarized as follows:

                                                                                  % of
                                             Sales       Interest                 Net
Fund                        Purchases       Proceeds      Income       Value     Assets
------------------------  -------------- -------------- ----------- ------------ ------
Brinson Global
 Securities Fund........  $  793,140,872 $  807,917,091 $ 1,420,175  $25,548,446   1.95%
Brinson U.S. Equity
 Fund...................      61,764,502     61,981,376     476,153    3,153,198   1.54
Brinson U.S. Large
 Capitalization Equity
 Fund...................      15,401,060     15,349,681      20,393       51,379   5.96
Brinson U.S. Large
 Capitalization Value
 Equity Fund............      33,577,778     33,193,577     153,015    1,548,605   1.56
Brinson Post-Venture
 Fund...................     231,834,323    212,637,391   1,887,515   45,574,707   8.07
Brinson Global
 (Ex-U.S.) Equity Fund..      52,770,648     52,998,569     130,356      734,046   0.62
Brinson Emerging Markets
 Equity Fund............     307,086,024    294,010,392     911,752   23,338,964   4.78
Brinson U.S.
 Short/Intermediate
 Fixed Income Fund......      29,938,882     30,327,830     103,739       64,248   3.22
Brinson U.S. Cash
 Management Prime Fund..   1,268,095,642  1,044,977,421  24,448,587  522,161,380 100.00
Brinson Short-Term
 Fund...................       4,976,971      4,976,971         729      --        --
Brinson High Yield
 Fund...................     196,476,537    203,277,642     817,192      958,619   0.31
Brinson Emerging Markets
 Debt Fund..............     241,373,684    237,018,853     527,871   11,835,193   2.64


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--------------------------------------------------------------------------------

3. INVESTMENT TRANSACTIONS

Investment transactions for the year ended December 31, 1999, excluding short-term investments, were as follows:

                                                                   Proceeds
                                                   Purchases      From Sales
                                                 -------------- --------------
Brinson Global Securities Fund.................. $1,220,367,821 $1,581,448,785
Brinson U.S. Equity Fund........................    133,727,208     96,515,750
Brinson U.S. Large Capitalization Equity Fund...     16,444,825     13,212,632
Brinson U.S. Large Capitalization Value Equity
 Fund...........................................    100,866,417    112,535,579
Brinson Post-Venture Fund.......................    407,281,023    283,901,552
Brinson Global (Ex-U.S.) Equity Fund............    101,386,564     76,985,034
Brinson Emerging Markets Equity Fund............    354,120,873    463,578,812
Brinson U.S. Short/Intermediate Fixed Income
 Fund...........................................     29,451,172     48,073,438
Brinson High Yield Fund.........................    298,566,813    283,857,260
Brinson Emerging Markets Debt Fund..............    269,642,815    310,138,692

4. SWAP CONTRACTS

The Brinson Emerging Markets Equity Fund and the Brinson Emerging Markets Debt Fund can enter into swap contracts. Swaps often provide a less expensive, and in some cases the only, means of investing in certain emerging markets. In equity swaps, the Brinson Emerging Markets Equity Fund agrees to receive the return on the notional amount of the contract as if it were invested in the stocks comprising the contract index in exchange for an interest amount based on the notional amount of the agreement. In a total return swap, the Emerging Markets Debt Fund exchanges the return of one emerging markets bond for another emerging markets bond.

Fluctuations in the value of open swap contracts are recorded daily as net unrealized gains or losses. The Funds realize a gain or loss upon termination or reset of the contracts. The statement of operations reflects net realized and net unrealized gains and losses on these contracts. Amounts receivable or payable related to terminated or reset swap contracts, if any, are reflected as receivable or payable for swap contracts closed on the statement of assets and liabilities.

Credit risk may arise as a result of the failure of the swap counterparty to comply with the terms of the swap contract. The Funds consider the creditworthiness of each counterparty to a swap contract in evaluating potential credit risk. The credit risk to the Funds is limited to the net unrealized gain by counterparty, if any, on the swap contracts. Additionally, risks may arise from unanticipated movements in interest rates, foreign exchange rates or in the value of the underlying indices.

At December 31, 1999, the Brinson Emerging Markets Equity Fund had open equity swap contracts with a limited number of international dealers. The Fund had short-term investments segregated with its custodian equal to, or in excess of, the notional amount of its open equity swap contracts. The Brinson Emerging Markets Debt Fund had no open swap contracts as of December 31, 1999.

5. FORWARD FOREIGN CURRENCY CONTRACTS

The Brinson Global Securities Fund, Brinson Global (Ex-U.S.) Equity Fund and the Brinson Emerging Markets Debt Fund may engage in portfolio hedging with respect to changes in currency exchange rates by entering into forward foreign currency contracts to purchase or sell currencies. Forward foreign currency contracts are also used to achieve currency allocation strategies. A forward foreign currency contract is a commitment to purchase or sell a foreign currency at a future

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--------------------------------------------------------------------------------

date at a negotiated forward rate. Risks associated with such contracts include movement in the value of the foreign currency relative to the U.S. dollar and the ability of the counterparty to perform. The unrealized gain, if any, represents the credit risk to the Funds on a forward foreign currency contract. Fluctuations in the value of forward foreign currency contracts are recorded daily as net unrealized gains or losses. The Funds realize a gain or loss upon settlement of the contracts. The statement of operations reflects net realized and net unrealized gains and losses on these contracts. The counterparty to all forward foreign currency contracts during the year ended December 31, 1999, was an affiliate of the Funds' custodian.

6. FUTURES CONTRACTS

The Funds may purchase or sell exchange-traded futures contracts, which are contracts that obligate the Funds to make or take delivery of a financial instrument or the cash value of a securities index at a specified future date at a specified price. The Funds enter into such contracts to hedge a portion of their portfolio. Risks of entering into futures contracts include the possibility that there may be an illiquid market or that a change in the value of the contract may not correlate with changes in the value of the underlying securities. Upon entering into a futures contract, the Funds are required to deposit either cash or securities (initial margin). Subsequent payments (variation margin) are made or received by the Funds, generally on a daily basis. The variation margin payments are equal to the daily changes in the contract value and are recorded as unrealized gains or losses. The Funds recognize a realized gain or loss when the contract is closed or expires. The statement of operations reflects net realized and net unrealized gains and losses on these contracts.

7. SECURITY LENDING:

The Brinson Global Securities Fund loaned securities to certain brokers, with the Fund's custodian acting as the Fund's lending agent. The Fund earned negotiated lenders' fees, which are included in interest income in the statement of operations. The Fund monitors the market value of securities loaned on a daily basis and initially requires collateral against the loaned securities in an amount at least equal to 102% of the value of domestic securities loaned and 105% of the value of global (Ex-U.S.) securities loaned. The cash collateral received is invested in short-term securities and is included in the schedule of investments. The value of loaned securities and related collateral outstanding at December 31, 1999, were as follows:

                                                                       Cash
                                                   Value of Loaned Collateral-
                                                     Securities      Received
                                                   --------------- ------------
Brinson Global Securities Fund....................  $249,533,255   $256,702,678
                                                    ============   ============

8. TRANSACTION CHARGES

Investors in the Brinson Emerging Markets Equity Fund and the Brinson Emerging Markets Debt Fund are subject to a transaction charge equal to 1.50% and 0.75%, respectively, of the Fund's offering price on Fund share purchases. Prior to March 1, 1999, the Brinson Emerging Markets Debt Fund's transaction charge was 0.50%. Therefore, the shares of each of these Funds are sold at a price which is equal to the net asset value of such shares, plus a transaction charge. The transaction charge is retained by the Funds and is intended to defray transaction costs associated with the purchase and sale of securities within the Funds. Investors in the Brinson Emerging Markets Equity Fund are also subject to a transaction charge equal to 1.50% of the Fund's offering price on Fund share redemptions. Transaction charges received by the Brinson Emerging Markets

                                      150
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 BRINSON RELATIONSHIP FUNDS - NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

Equity Fund were $3,396,455 and $3,745,133 and the Brinson Emerging Markets Debt Fund were $140,060 and $900,123 respectively for the year ended December 31, 1999 and 1998, respectively, and are included in shares sold on the statements of changes in net assets.



This Report is submitted for the general information of the shareholders of the
  Funds. It is not authorized for distribution to prospective investors in the Funds unless preceded or accompanied by an effective Prospectus which includes details regarding each Fund's objectives, policies, expenses and other information.

                                      151
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 THE BRINSON RELATIONSHIP FUNDS -- REPORT OF INDEPENDENT AUDITORS
--------------------------------------------------------------------------------

The Board of Trustees and Shareholders of
The Brinson Relationship Funds --
 Brinson Global Securities Fund
 Brinson U.S. Equity Fund
 Brinson U.S. Large Capitalization Equity Fund
 Brinson U.S. Large Capitalization Value Equity Fund
 Brinson Post-Venture Fund
 Brinson Global (Ex-U.S.) Equity Fund
 Brinson Emerging Markets Equity Fund
 Brinson U.S. Short/Intermediate Fixed Income Fund
 Brinson U.S. Cash Management Prime Fund
 Brinson Short-Term Fund
 Brinson High Yield Fund
 Brinson Emerging Markets Debt Fund

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of The Brinson Relationship Funds --
 Brinson Global Securities Fund, Brinson U.S. Equity Fund, Brinson U.S. Large Capitalization Equity Fund, Brinson U.S. Large Capitalization Value Equity Fund, Brinson Post-Venture Fund, Brinson Global (Ex-U.S.) Equity Fund (formerly Brinson Non-U.S. Equity Fund), Brinson Emerging Markets Equity Fund, Brinson U.S. Short/Intermediate Fixed Income Fund, Brinson U.S. Cash Management Prime Fund, Brinson Short-Term Fund, Brinson High Yield Fund and Brinson Emerging Markets Debt Fund as of December 31, 1999, the related statements of operations, cash flows (Brinson Global Securities Fund only), changes in net assets and the financial highlights for the periods indicated therein. These financial statements and financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 1999, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of The Brinson Relationship Funds -- Brinson Global Securities Fund, Brinson U.S. Equity Fund, Brinson U.S. Large Capitalization Equity Fund, Brinson U.S. Large Capitalization Value Equity Fund, Brinson Post-Venture Fund, Brinson Global (Ex-U.S.) Equity Fund, Brinson Emerging Markets Equity Fund, Brinson U.S. Short/Intermediate Fixed Income Fund, Brinson U.S. Cash Management Prime Fund, Brinson Short-Term Fund, Brinson High Yield Fund and Brinson Emerging Markets Debt Fund at December 31, 1999, the results of their operations, cash flows (Brinson Global Securities Fund only), changes in their net assets and the financial highlights for the periods indicated therein in conformity with accounting principles generally accepted in the United States.

                             /s/ Ernst & Young LLP
Chicago, Illinois
February 8, 2000

                                      152